UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

April 30, 2021

BALANCED FUND

MID-CAP VALUE FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

BAL_MCV 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND RISKS

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 28.62% for the six months ended April 30, 2021, outperforming the 60% Russell 1000® Value Index/40% Bloomberg Barclays U.S. Aggregate Bond Index return of 20.06% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,7)	AADBX	28.86%	37.33%	10.71%	10.49%	8.99%
Y Class (1,2,7)	ACBYX	28.80%	37.15%	10.67%	10.46%	8.93%
Investor Class (1,7)	AABPX	28.62%	36.84%	10.40%	10.15%	8.65%
Advisor Class (1,7)	ABLSX	28.55%	36.59%	10.20%	9.96%	8.47%
A Class without sales charge (1,3,7)	ABFAX	28.69%	36.82%	10.40%	10.14%	8.57%
A Class with sales charge (1,3,7)	ABFAX	21.25%	28.95%	8.25%	8.84%	7.93%
C Class without sales charge (1,4,7)	ABCCX	28.14%	35.86%	9.60%	9.32%	7.77%
C Class with sales charge (1,4,7)	ABCCX	27.14%	34.86%	9.60%	9.32%	7.77%

60% Russell 1000® Value Index/40% Bloomberg Barclays US Aggregate Bond Index (5)		20.06%	25.78%	9.97%	8.86%	8.28%
Russell 1000® Value Index (6)		36.30%	45.92%	12.30%	12.15%	11.13%
Bloomberg Barclays US Aggregate Bond Index (6)		(1.52)%	(0.27)%	5.19%	3.19%	3.39%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2011.

3.

A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2014 and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2011, 2012 and 2018. A Class has a maximum sales charge of 5.75%.

4.

A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, fully recovered in 2014 and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012 and for 2018. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

5.

To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg Barclays U.S. Aggregate Bond Index have been combined in a 60% / 40% proportion.

6.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Balanced Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Beacon Balanced FundSM

Performance Overview

April 30, 2021 (Unaudited)

7.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, and C Class shares were 0.69%, 0.77%, 1.01%, 1.17%, 1.02%, and 1.76%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 64% in equities (including equitized cash) and 36% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned 53.1% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 36.30%. The equity portion of the Fund outperformed the Index due to both stock selection and sector allocation.

Stock selections in the Financials and Communication Services sectors contributed most to relative performance during the six-month period. In the Financials sector, Wells Fargo & Co. (up 113.9%) was the largest contributor, followed closely by Goldman Sachs Group, Inc. (up 89.0%) and Citigroup, Inc. (up 73.5%). Within the Communication Services sector, News Corp., Class A (up 104.7%) helped the most, as did Discovery, Inc., Class C (up 100.7%). Meanwhile, selections in the Information Technology sector modestly offset the Fund’s positive performance, including Cognizant Technology Solutions Corp., Class A (up 14.4%) and QUALCOMM, Inc. (up 15.5%).

The Fund’s overweight to both Financials (up 56.7%) and Energy (up 76.5%) – the best performing sectors – boosted relative performance the most.

The fixed-income portion of the Fund returned -1.6% for the six-month period, underperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) return of -1.2%. The Fund’s selections within Manufacturing contributed the most value for the period, though this was countered by negative selection in MBS. From a duration perspective, the portfolio was hurt by selections in the 7 to 10 year range and underweighting the 1 to 3 year range but was buoyed by selections in the 30+ year range. Lastly in terms of quality, overweighting and selections in A-rated securities weighed on performance during the period.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings (% Net Assets)
Wells Fargo & Co.		2.5
Citigroup, Inc.		2.2
American International Group, Inc.		2.2
Anthem, Inc.		1.9
Goldman Sachs Group, Inc.		1.6
U.S. Treasury Notes/Bonds		1.3
General Electric Co.		1.3
Hess Corp.		1.2
Phillips 66		1.2
Comcast Corp., Class A		1.2

Total Fund Holdings	472

Sector Allocation (% Equities)
Financials		27.1
Industrials		14.4
Consumer Discretionary		11.1
Health Care		10.7
Information Technology		10.1
Energy		9.6
Communication Services		7.1
Materials		3.2
Consumer Staples		2.7
Utilities		2.7
Real Estate		1.3

American Beacon Balanced FundSM

Performance Overview

April 30, 2021 (Unaudited)

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations	33.4
U.S. Agency Mortgage-Backed Obligations	19.0
Financial	13.2
Consumer, Non-Cyclical	6.3
Communications	5.5
Industrial	4.4
Consumer, Cyclical	4.4
Energy	3.7
Utilities	3.6
Technology	3.4
Asset-Backed Obligations	1.6
Basic Materials	0.7
Commercial Mortgage-Backed Obligations	0.6
Foreign Sovereign Obligations	0.1
Collateralized Mortgage Obligations	0.1

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned 54.01% for the six months ended April 30, 2021. The Fund outperformed the Russell Midcap® Value Index (the “Index”) return of 41.41% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,3,10)	AACIX	54.13%	80.87%	10.32%	11.43%	10.58%
Y Class (1,4,10)	ACMYX	54.09%	80.62%	10.23%	11.34%	10.49%
Investor Class (1,2,10)	AMPAX	54.01%	80.42%	10.03%	11.15%	10.31%
Advisor Class (1,5,10)	AMCSX	53.64%	79.73%	9.71%	10.83%	9.99%
A Class without sales charge (1,6,10)	ABMAX	53.84%	80.07%	9.88%	10.98%	10.10%
A Class with sales charge (1,6,10)	ABMAX	44.97%	69.75%	7.74%	9.68%	9.45%
C Class without sales charge (1,7,10)	AMCCX	53.31%	78.86%	9.13%	10.21%	9.31%
C Class with sales charge (1,7,10)	AMCCX	52.31%	77.86%	9.13%	10.21%	9.31%
R6 Class (1,8,10)	AMDRX	54.25%	80.96%	10.42%	11.49%	10.61%

Russell Midcap® Value Index (9)		41.41%	60.70%	12.27%	12.18%	11.31%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2006 to 2013.

3.

A portion of the fees charged to the R5 Class of the Fund was waived from 2005 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown for 2005 to 2013.

4.	A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013.

5.

A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2007 to 2013.

6.

A portion of the fees charged to the A Class of the Fund was waived for 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.

7.

A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/11 through 2/28/18, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/11. A portion of fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than actual returns shown since inception.

9.

The Russell Midcap® Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Mid-Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell Midcap Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

10.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C, and R6 Class shares were 0.96%, 1.04%, 1.22%, 1.54%, 1.31%, 2.06% and 0.97%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both stock selection and sector allocation for the period.

The Fund’s performance related to security selection was mostly attributed to investments in the Consumer Discretionary and Financials sectors. In Consumer Discretionary, SeaWorld Entertainment, Inc. (up 155.0%), Marriott Vacations Worldwide Corp. (up 88.3%), and Qurate Retail, Inc., (up 100.2%) boosted relative performance. Within the Financials sector, Signature Bank (up 211.5%) was a leading contributor, as were investments in SLM Corp. (up 107.3%), and Ally Financial, Inc. (up 87.7%). Within the Communications Sector, investments in Liberty Broadband Corp., Class C (up 16.9%) and Altice USA, Inc., Class A (up 28.3%) slightly offset these gains.

From a sector allocation perspective, a leading contributor was the Fund’s overweight to both Financials (up 58.4%) and Energy (up 85.9%), which were the best performing sectors in the Index. In contrast, an underweight to Information Technology dragged on relative performance.

The sub-advisor’s philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit in the longer term.

Top Ten Holdings (% Net Assets)
Axis Capital Holdings Ltd.		2.5
Edison International		1.7
PROG Holdings, Inc.		1.6
MGM Growth Properties LLC, Class A		1.6
American International Group, Inc.		1.6
Fidelity National Financial, Inc.		1.5
Ally Financial, Inc.		1.3
Equitable Holdings, Inc.		1.3
Westinghouse Air Brake Technologies Corp.		1.3
Gildan Activewear, Inc.		1.3

Total Fund Holdings	120

Sector Allocation (% Equities)
Financials		27.0
Industrials		18.2
Consumer Discretionary		16.7
Materials		8.1
Energy		6.1
Health Care		5.9
Utilities		5.9
Real Estate		5.7
Information Technology		3.1
Communication Services		1.8
Consumer Staples		1.5

American Beacon FundsSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon Balanced Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,288.60	$3.86
Hypothetical**	$1,000.00	$1,021.42	$3.41
Y Class
Actual	$1,000.00	$1,288.00	$4.20
Hypothetical**	$1,000.00	$1,021.13	$3.71
Investor Class
Actual	$1,000.00	$1,286.20	$5.56
Hypothetical**	$1,000.00	$1,019.94	$4.91
Advisor Class
Actual	$1,000.00	$1,285.50	$6.46
Hypothetical**	$1,000.00	$1,019.14	$5.71
A Class
Actual	$1,000.00	$1,286.90	$5.67
Hypothetical**	$1,000.00	$1,019.84	$5.01
C Class
Actual	$1,000.00	$1,281.40	$9.79
Hypothetical**	$1,000.00	$1,016.22	$8.65

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.68%, 0.74%, 0.98%, 1.14%, 1.00%, and 1.73% for the R5, Y, Investor, Advisor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Mid-Cap Value Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,541.30	$6.11
Hypothetical**	$1,000.00	$1,019.98	$4.86
Y Class
Actual	$1,000.00	$1,540.90	$6.55
Hypothetical**	$1,000.00	$1,019.64	$5.21
Investor Class
Actual	$1,000.00	$1,540.10	$7.49
Hypothetical**	$1,000.00	$1,018.89	$5.96
Advisor Class
Actual	$1,000.00	$1,536.40	$10.00
Hypothetical**	$1,000.00	$1,016.91	$7.95
A Class
Actual	$1,000.00	$1,538.40	$8.43
Hypothetical**	$1,000.00	$1,018.15	$6.71
C Class
Actual	$1,000.00	$1,533.10	$13.06
Hypothetical**	$1,000.00	$1,014.48	$10.39
R6 Class
Actual	$1,000.00	$1,542.50	$5.55
Hypothetical**	$1,000.00	$1,020.43	$4.41

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.97%, 1.04%, 1.19%, 1.59%, 1.34%, 2.08%, and 0.88% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.41%

Communication Services - 4.36%

Interactive Media & Services - 0.65%
Alphabet, Inc., Class AA	510	$1,200,285

Media - 3.24%
Altice USA, Inc., Class AA	35,760	1,298,446
Comcast Corp., Class A	38,236	2,146,951
Discovery, Inc., Class CA	30,199	975,730
Interpublic Group of Cos., Inc.	9,200	292,100
News Corp., Class A	36,500	956,118
Omnicom Group, Inc.	3,586	294,984

		5,964,329

Wireless Telecommunication Services - 0.47%
Vodafone Group PLC, Sponsored ADR	45,832	868,516

Total Communication Services		8,033,130

Consumer Discretionary - 6.81%

Auto Components - 0.89%
Adient PLCA	4,932	228,549
Goodyear Tire & Rubber Co.A	14,559	250,560
Magna International, Inc.	12,304	1,161,744

		1,640,853

Automobiles - 1.02%
General Motors Co.	25,542	1,461,514
Harley-Davidson, Inc.	8,641	417,965

		1,879,479

Hotels, Restaurants & Leisure - 1.72%
Aramark	39,204	1,523,859
Booking Holdings, Inc.A	200	493,216
Las Vegas Sands Corp.	18,888	1,157,079

		3,174,154

Household Durables - 0.48%
Lennar Corp., Class A	8,508	881,429

Multiline Retail - 0.64%
Dollar General Corp.	5,527	1,186,923

Specialty Retail - 1.50%
Advance Auto Parts, Inc.	7,605	1,522,217
Lowe’s Cos., Inc.	6,342	1,244,617

		2,766,834

Textiles, Apparel & Luxury Goods - 0.56%
Ralph Lauren Corp.	7,673	1,022,734

Total Consumer Discretionary		12,552,406

Consumer Staples - 1.67%

Beverages - 0.86%
Coca-Cola European Partners PLC	28,036	1,593,006

Food Products - 0.27%
Mondelez International, Inc., Class A	8,200	498,642

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.41% (continued)

Consumer Staples - 1.67% (continued)

Personal Products - 0.54%
Unilever PLC, Sponsored ADR	16,800	$986,496

Total Consumer Staples		3,078,144

Energy - 5.88%

Energy Equipment & Services - 0.94%
Baker Hughes Co.	13,500	271,080
Halliburton Co.	26,800	524,208
NOV, Inc.	41,000	612,950
Schlumberger N.V.	12,300	332,715

		1,740,953

Oil, Gas & Consumable Fuels - 4.94%
APA Corp.	48,214	964,280
Chevron Corp.	11,197	1,154,075
Hess Corp.	30,582	2,278,665
Marathon Oil Corp.	108,731	1,224,311
Marathon Petroleum Corp.	7,131	396,840
Murphy Oil Corp.	7,000	118,510
Phillips 66	26,734	2,163,048
Royal Dutch Shell PLC, Class A, Sponsored ADR	21,135	803,130

		9,102,859

Total Energy		10,843,812

Financials - 16.64%

Banks - 7.63%
Bank of America Corp.	27,798	1,126,653
CIT Group, Inc.	7,850	418,326
Citigroup, Inc.	57,894	4,124,368
Citizens Financial Group, Inc.	12,068	558,507
JPMorgan Chase & Co.	10,602	1,630,694
US Bancorp	27,196	1,614,083
Wells Fargo & Co.	102,066	4,598,073

		14,070,704

Capital Markets - 2.83%
Bank of New York Mellon Corp.	17,615	878,636
Goldman Sachs Group, Inc.	8,499	2,961,477
Northern Trust Corp.	7,114	809,573
State Street Corp.	6,806	571,364

		5,221,050

Consumer Finance - 1.46%
American Express Co.	6,745	1,034,346
Discover Financial Services	2,800	319,200
Navient Corp.	30,916	520,316
SLM Corp.	41,600	817,856

		2,691,718

Diversified Financial Services - 0.77%
Berkshire Hathaway, Inc., Class BA	3,100	852,345
Equitable Holdings, Inc.	16,300	557,949

		1,410,294

Insurance - 3.95%
American International Group, Inc.	83,409	4,041,166

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.41% (continued)

Financials - 16.64% (continued)

Insurance - 3.95% (continued)
Chubb Ltd.	4,827	$828,265
Hartford Financial Services Group, Inc.	9,900	653,004
Travelers Cos., Inc.	5,657	874,912
Willis Towers Watson PLC	3,417	884,524

		7,281,871

Total Financials		30,675,637

Health Care - 6.58%

Biotechnology - 0.11%
Biogen, Inc.A	772	206,379

Health Care Equipment & Supplies - 1.24%
Boston Scientific Corp.A	6,900	300,840
Medtronic PLC	12,276	1,607,174
Zimmer Biomet Holdings, Inc.	2,132	377,705

		2,285,719

Health Care Providers & Services - 4.40%
Anthem, Inc.	9,091	3,449,034
Centene Corp.A	9,000	555,660
CVS Health Corp.	17,022	1,300,481
HCA Healthcare, Inc.	1,400	281,484
Humana, Inc.	1,000	445,240
UnitedHealth Group, Inc.	5,221	2,082,135

		8,114,034

Pharmaceuticals - 0.83%
Bristol-Myers Squibb Co.	5,500	343,310
GlaxoSmithKline PLC, Sponsored ADRB	18,743	699,864
Sanofi, ADRB	9,203	481,961

		1,525,135

Total Health Care		12,131,267

Industrials - 8.86%

Aerospace & Defense - 1.76%
General Dynamics Corp.	7,123	1,355,008
Raytheon Technologies Corp.	22,650	1,885,386

		3,240,394

Air Freight & Logistics - 0.52%
FedEx Corp.	3,300	958,023

Construction & Engineering - 1.56%
AECOMA	26,591	1,766,440
Fluor Corp.A	7,000	160,860
Quanta Services, Inc.	9,894	956,156

		2,883,456

Electrical Equipment - 0.28%
Emerson Electric Co.	5,792	524,118

Industrial Conglomerates - 1.27%
General Electric Co.	178,700	2,344,544

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.41% (continued)

Industrials - 8.86% (continued)

Machinery - 2.88%
CNH Industrial N.V.	68,680	$1,019,211
Cummins, Inc.	3,172	799,471
Deere & Co.	3,288	1,219,355
PACCAR, Inc.	3,039	273,146
Stanley Black & Decker, Inc.	8,491	1,755,684
Westinghouse Air Brake Technologies Corp.	2,858	234,556

		5,301,423

Road & Rail - 0.59%
JB Hunt Transport Services, Inc.	6,344	1,082,984

Total Industrials		16,334,942

Information Technology - 6.20%

Communications Equipment - 0.79%
F5 Networks, Inc.A	4,500	840,420
Telefonaktiebolaget LM Ericsson, Sponsored ADR	44,920	619,447

		1,459,867

Electronic Equipment, Instruments & Components - 0.84%
Corning, Inc.	19,095	844,190
TE Connectivity Ltd.	5,158	693,596

		1,537,786

IT Services - 0.78%
Cognizant Technology Solutions Corp., Class A	17,916	1,440,446

Semiconductors & Semiconductor Equipment - 1.68%
Broadcom, Inc.	3,140	1,432,468
QUALCOMM, Inc.	5,983	830,440
Texas Instruments, Inc.	4,640	837,567

		3,100,475

Software - 1.74%
Microsoft Corp.	5,445	1,373,120
Oracle Corp.	24,143	1,829,798

		3,202,918

Technology Hardware, Storage & Peripherals - 0.37%
Hewlett Packard Enterprise Co.	43,008	688,988

Total Information Technology		11,430,480

Materials - 1.95%

Chemicals - 1.70%
Corteva, Inc.	28,304	1,380,103
International Flavors & Fragrances, Inc.	12,310	1,750,113

		3,130,216

Containers & Packaging - 0.25%
International Paper Co.	7,925	459,650

Total Materials		3,589,866

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 61.41% (continued)

Real Estate - 0.81%

Equity Real Estate Investment Trusts (REITs) - 0.81%
MGM Growth Properties LLC, Class A	41,386	$1,490,724

Utilities - 1.65%

Electric Utilities - 1.65%
Edison International	14,867	883,843
Exelon Corp.	15,421	693,020
PPL Corp.	40,347	1,175,308
Southern Co.	4,343	287,376

		3,039,547

Total Utilities		3,039,547

Total Common Stocks (Cost $77,619,555)		113,199,955

	Principal Amount

CORPORATE OBLIGATIONS - 13.53%

Basic Materials - 0.21%

Chemicals - 0.10%
Dow Chemical Co., 3.500%, Due 10/1/2024	$61,000	65,855
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	70,000	71,930
LYB International Finance LLC, 2.250%, Due 10/1/2030	60,000	58,522

		196,307

Forest Products & Paper - 0.03%
International Paper Co., 6.000%, Due 11/15/2041	40,000	54,619

Iron/Steel - 0.08%
Nucor Corp., 4.000%, Due 8/1/2023	55,000	58,772
Steel Dynamics, Inc., 3.250%, Due 1/15/2031	80,000	84,974

		143,746

Total Basic Materials		394,672

Communications - 1.28%

Internet - 0.27%
Amazon.com, Inc.,
0.800%, Due 6/3/2025	350,000	350,562
3.875%, Due 8/22/2037	120,000	138,266

		488,828

Media - 0.41%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	50,000	49,514
3.700%, Due 4/1/2051	60,000	56,376
Comcast Corp.,
3.150%, Due 3/1/2026	59,000	64,367
3.400%, Due 4/1/2030	80,000	87,092
1.950%, Due 1/15/2031	75,000	72,463
4.600%, Due 10/15/2038	50,000	60,755
6.550%, Due 7/1/2039	217,000	316,197
Walt Disney Co., 6.400%, Due 12/15/2035	35,000	50,013

		756,777

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Communications - 1.28% (continued)

Telecommunications - 0.60%
AT&T, Inc.,
0.900%, Due 3/25/2024	$110,000	$110,250
3.400%, Due 5/15/2025	169,000	183,939
2.250%, Due 2/1/2032	65,000	61,583
5.350%, Due 9/1/2040	65,000	80,013
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027C	90,000	99,137
3.875%, Due 4/15/2030C	90,000	98,037
Verizon Communications, Inc.
2.625%, Due 8/15/2026	80,000	84,953
4.329%, Due 9/21/2028	180,000	207,422
3.150%, Due 3/22/2030	60,000	63,434
4.500%, Due 8/10/2033	50,000	58,899
3.550%, Due 3/22/2051	55,000	55,768

		1,103,435

Total Communications		2,349,040

Consumer, Cyclical - 1.53%

Airlines - 0.04%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	80,398	80,304

Auto Manufacturers - 0.41%
American Honda Finance Corp., 2.000%, Due 3/24/2028	55,000	55,512
Cummins, Inc., 0.750%, Due 9/1/2025	65,000	64,327
General Motors Financial Co., Inc.,
1.700%, Due 8/18/2023	75,000	76,543
1.250%, Due 1/8/2026	45,000	44,421
Toyota Motor Credit Corp., 1.800%, Due 2/13/2025	500,000	517,188

		757,991

Auto Parts & Equipment - 0.05%
Aptiv Corp., 4.150%, Due 3/15/2024	80,000	87,167

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	50,000	59,234

Lodging - 0.03%
Marriott International, Inc., 2.850%, Due 4/15/2031, Series H	55,000	54,640

Retail - 0.97%
Dollar General Corp., 4.125%, Due 5/1/2028	40,000	45,216
Dollar Tree, Inc., 3.700%, Due 5/15/2023	55,000	58,368
Home Depot, Inc.,
2.950%, Due 6/15/2029	500,000	534,934
1.375%, Due 3/15/2031	350,000	325,336
3.300%, Due 4/15/2040	50,000	53,051
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	65,000	68,886
McDonald’s Corp., 3.700%, Due 1/30/2026	73,000	81,159
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	80,000	91,215
Starbucks Corp., 2.550%, Due 11/15/2030	60,000	60,639
Tractor Supply Co., 1.750%, Due 11/1/2030	60,000	56,070
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	156,674
7.550%, Due 2/15/2030	169,000	246,113

		1,777,661

Total Consumer, Cyclical		2,816,997

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Consumer, Non-Cyclical - 1.65%

Agriculture - 0.11%
Altria Group, Inc., 4.750%, Due 5/5/2021	$145,000	$145,017
Cargill, Inc., 1.375%, Due 7/23/2023C	50,000	51,055

		196,072

Beverages - 0.04%
Keurig Dr Pepper, Inc., 0.750%, Due 3/15/2024	85,000	85,026

Biotechnology - 0.03%
Amgen, Inc., 4.400%, Due 5/1/2045	55,000	63,925

Commercial Services - 0.08%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	41,285
Quanta Services, Inc., 2.900%, Due 10/1/2030	100,000	102,649

		143,934

Food - 0.03%
Mondelez International, Inc., 1.500%, Due 2/4/2031	65,000	60,169

Health Care - Products - 0.22%
Abbott Laboratories, 1.150%, Due 1/30/2028	95,000	91,722
Medtronic, Inc., 3.500%, Due 3/15/2025	219,000	241,423
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	60,000	65,385

		398,530

Health Care - Services - 0.23%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	60,000	57,448
Children’s Health System of Texas, 2.511%, Due 8/15/2050	65,000	58,237
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	80,000	76,450
HCA, Inc., 4.125%, Due 6/15/2029	55,000	61,101
Health Care Service Corp., 3.200%, Due 6/1/2050C	40,000	39,113
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	30,000	35,995
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	95,000	94,157

		422,501

Pharmaceuticals - 0.91%
AbbVie, Inc.,
4.450%, Due 5/14/2046	60,000	69,464
4.250%, Due 11/21/2049	85,000	96,569
Bristol-Myers Squibb Co.,
0.750%, Due 11/13/2025	350,000	346,883
3.400%, Due 7/26/2029	650,000	716,549
2.350%, Due 11/13/2040	60,000	55,501
Cigna Corp., 4.125%, Due 11/15/2025	50,000	56,186
CVS Health Corp.,
4.300%, Due 3/25/2028	100,000	113,679
5.050%, Due 3/25/2048	30,000	36,847
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	65,000	68,239
Viatris, Inc., 3.850%, Due 6/22/2040C	45,000	45,895
Zoetis, Inc., 3.000%, Due 9/12/2027	60,000	64,613

		1,670,425

Total Consumer, Non-Cyclical		3,040,582

Energy - 0.69%

Oil & Gas - 0.29%
BP Capital Markets America, Inc., 3.017%, Due 1/16/2027	35,000	37,530
Chevron USA, Inc., 2.343%, Due 8/12/2050	65,000	55,062

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Energy - 0.69% (continued)

Oil & Gas - 0.29% (continued)
ConocoPhillips, 4.300%, Due 8/15/2028C	$60,000	$68,498
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	70,000	74,193
3.125%, Due 3/24/2031	35,000	35,330
EOG Resources, Inc., 4.375%, Due 4/15/2030	40,000	46,164
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	65,000	69,630
5.125%, Due 12/15/2026	60,000	70,703
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	45,000	42,042
Valero Energy Corp., 2.700%, Due 4/15/2023	30,000	31,189

		530,341

Pipelines - 0.40%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	61,000	68,682
Energy Transfer LP,
4.250%, Due 4/1/2024	38,000	41,138
3.750%, Due 5/15/2030	20,000	20,801
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	35,000	46,944
MPLX LP,
1.750%, Due 3/1/2026	85,000	85,480
4.125%, Due 3/1/2027	45,000	50,073
5.200%, Due 3/1/2047	31,000	36,236
ONEOK, Inc., 4.550%, Due 7/15/2028	65,000	72,486
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	33,000	35,706
3.750%, Due 3/1/2028	40,000	43,060
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	60,000	64,905
5.625%, Due 3/1/2025	45,000	51,619
4.200%, Due 3/15/2028	50,000	55,356
Williams Cos., Inc., 5.400%, Due 3/4/2044	60,000	70,824

		743,310

Total Energy		1,273,651

Financial - 4.38%

Banks - 2.95%
Bank of America Corp.,
4.125%, Due 1/22/2024	193,000	211,350
1.197%, Due 10/24/2026, (SOFR + 1.010%)D	165,000	163,807
1.734%, Due 7/22/2027, (SOFR + 0.960%)D	350,000	353,070
6.110%, Due 1/29/2037	176,000	236,182
5.000%, Due 1/21/2044	145,000	184,185
Citigroup, Inc.,
4.412%, Due 3/31/2031, (SOFR + 3.914%)D	245,000	280,298
5.875%, Due 1/30/2042	145,000	200,758
Fifth Third Bank N.A., 2.250%, Due 2/1/2027	500,000	520,873
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	400,166
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	80,000	82,093
3.500%, Due 1/23/2025	60,000	65,103
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)D	55,000	59,061
2.615%, Due 4/22/2032, (SOFR + 1.281%)D	55,000	55,223
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	473,352
2.301%, Due 10/15/2025, (SOFR + 1.160%)D	180,000	187,718
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	105,000	116,511
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	90,000	99,741
5.500%, Due 10/15/2040	313,000	412,045

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Financial - 4.38% (continued)

Banks - 2.95% (continued)
Morgan Stanley,
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	$90,000	$99,005
1.794%, Due 2/13/2032, (SOFR + 1.034%)D	115,000	107,761
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)D	35,000	34,947
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	80,000	86,188
2.550%, Due 1/22/2030	500,000	513,032
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)D	65,000	68,380
2.200%, Due 3/3/2031	55,000	53,979
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)D	55,000	54,724
US Bancorp, 1.375%, Due 7/22/2030	85,000	79,651
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)D	160,000	161,609
4.750%, Due 12/7/2046	60,000	71,498

		5,432,310

Diversified Financial Services - 0.17%
American Express Co., 4.200%, Due 11/6/2025	60,000	68,056
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	60,000	66,393
Charles Schwab Corp.,
0.750%, Due 3/18/2024	45,000	45,289
3.250%, Due 5/22/2029	65,000	70,820
Visa, Inc., 3.150%, Due 12/14/2025	60,000	65,600

		316,158

Insurance - 0.75%
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	302,582
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	65,000	71,344
CNA Financial Corp., 2.050%, Due 8/15/2030	55,000	52,647
Liberty Mutual Group, Inc., 4.569%, Due 2/1/2029C	38,000	44,058
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	239,249
4.721%, Due 12/15/2044	193,000	240,492
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	380,404
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	52,000	58,744

		1,389,520

REITS - 0.51%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	65,000	59,917
American Tower Corp., 2.950%, Due 1/15/2051	60,000	54,904
Camden Property Trust, 3.150%, Due 7/1/2029	60,000	63,893
Crown Castle International Corp.,
3.800%, Due 2/15/2028	60,000	65,864
2.900%, Due 4/1/2041	55,000	51,166
Digital Realty Trust LP, 3.700%, Due 8/15/2027	55,000	60,885
ERP Operating LP, 3.000%, Due 4/15/2023	37,000	38,667
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	35,000	38,036
National Retail Properties, Inc., 3.500%, Due 4/15/2051	45,000	44,870
Omega Healthcare Investors, Inc., 3.250%, Due 4/15/2033	80,000	77,961
Prologis LP, 1.250%, Due 10/15/2030	50,000	46,032
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	337,131

		939,326

Total Financial		8,077,314

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Industrial - 1.35%

Aerospace/Defense - 0.33%
Boeing Co., 2.750%, Due 2/1/2026	$75,000	$77,733
General Dynamics Corp., 3.500%, Due 5/15/2025	75,000	82,567
Northrop Grumman Corp., 3.850%, Due 4/15/2045	55,000	60,810
Raytheon Technologies Corp., 6.125%, Due 7/15/2038	282,000	390,739

		611,849

Building Materials - 0.09%
Carrier Global Corp., 2.242%, Due 2/15/2025	50,000	52,135
Vulcan Materials Co., 3.500%, Due 6/1/2030	95,000	103,335

		155,470

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	60,000	60,941

Electronics - 0.03%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	65,000	63,279

Environmental Control - 0.04%
Republic Services, Inc., 2.500%, Due 8/15/2024	65,000	68,613

Machinery - Diversified - 0.28%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	516,314

Metal Fabricate/Hardware - 0.04%
Precision Castparts Corp., 3.250%, Due 6/15/2025	60,000	65,078

Miscellaneous Manufacturing - 0.08%
General Electric Co.,
3.450%, Due 5/15/2024	65,000	70,091
3.450%, Due 5/1/2027	65,000	70,987

		141,078

Transportation - 0.43%
Burlington Northern Santa Fe LLC,
3.250%, Due 6/15/2027	60,000	65,573
5.750%, Due 5/1/2040	202,000	275,746
CSX Corp., 5.500%, Due 4/15/2041	157,000	206,437
FedEx Corp., 3.250%, Due 5/15/2041	55,000	54,554
Norfolk Southern Corp., 2.900%, Due 6/15/2026	60,000	64,759
Union Pacific Corp., 4.100%, Due 9/15/2067	55,000	60,490
United Parcel Service, Inc., 3.400%, Due 3/15/2029	65,000	71,568

		799,127

Total Industrial		2,481,749

Technology - 1.18%

Computers - 0.97%
Apple, Inc., 2.200%, Due 9/11/2029	300,000	305,609
Dell International LLC / EMC Corp., 5.300%, Due 10/1/2029C	65,000	76,921
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	660,904
HP, Inc., 4.050%, Due 9/15/2022	145,000	151,698
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	585,766

		1,780,898

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 13.53% (continued)

Technology - 1.18% (continued)

Semiconductors - 0.12%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	$55,000	$58,654
Lam Research Corp.,
3.750%, Due 3/15/2026	35,000	39,031
1.900%, Due 6/15/2030	75,000	73,410
QUALCOMM, Inc., 1.650%, Due 5/20/2032	59,000	55,042

		226,137

Software - 0.09%
Fiserv, Inc., 3.200%, Due 7/1/2026	60,000	65,058
Oracle Corp., 4.300%, Due 7/8/2034	92,000	104,186

		169,244

Total Technology		2,176,279

Utilities - 1.26%

Electric - 1.10%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	25,000	29,131
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	277,000	379,221
Consolidated Edison Co. of New York, Inc.,
4.625%, Due 12/1/2054	40,000	47,939
5.500%, Due 12/1/2039, Series 09-C	169,000	219,777
Consumers Energy Co., 2.500%, Due 5/1/2060	80,000	68,126
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	55,000	59,209
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	115,000	114,529
Duke Energy Corp., 3.750%, Due 4/15/2024	45,000	48,678
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	100,000	114,868
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	56,597
Entergy Corp., 2.800%, Due 6/15/2030	45,000	45,808
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	47,000	54,092
Exelon Corp., 4.050%, Due 4/15/2030	60,000	67,386
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	57,982
Kentucky Utilities Co., 3.300%, Due 6/1/2050	60,000	60,734
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	55,000	58,341
4.300%, Due 3/15/2049	40,000	47,509
Northern States Power Co., 2.600%, Due 6/1/2051	70,000	64,322
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	60,000	61,741
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	293,690
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	66,000	71,999

		2,021,679

Gas - 0.16%
National Fuel Gas Co., 3.950%, Due 9/15/2027	80,000	86,137
NiSource, Inc.,
3.490%, Due 5/15/2027	45,000	49,086
3.950%, Due 3/30/2048	55,000	59,745
Southern California Gas Co., 2.550%, Due 2/1/2030	40,000	40,886
Southwest Gas Corp., 2.200%, Due 6/15/2030	70,000	68,919

		304,773

Total Utilities		2,326,452

Total Corporate Obligations (Cost $23,146,405)		24,936,736

FOREIGN CORPORATE OBLIGATIONS - 2.29%

Basic Materials - 0.05%

Chemicals - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	44,000	49,500

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.29% (continued)

Basic Materials - 0.05% (continued)

Mining - 0.02%
Teck Resources Ltd., 6.000%, Due 8/15/2040	$30,000	$36,709

Total Basic Materials		86,209

Communications - 0.66%

Internet - 0.18%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	339,510

Media - 0.20%
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	157,051
3.850%, Due 9/29/2024	193,000	209,659

		366,710

Telecommunications - 0.28%
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	236,613
Bell Canada, Inc., 4.464%, Due 4/1/2048	25,000	29,348
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	182,345
Rogers Communications, Inc., 3.625%, Due 12/15/2025	60,000	66,004

		514,310

Total Communications		1,220,530

Consumer, Non-Cyclical - 0.55%

Agriculture - 0.10%
BAT Capital Corp., 2.259%, Due 3/25/2028	105,000	102,907
Reynolds American, Inc., 5.700%, Due 8/15/2035	65,000	75,974

		178,881

Beverages - 0.43%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	35,000	41,769
Anheuser-Busch InBev Worldwide, Inc.,
5.450%, Due 1/23/2039	500,000	630,928
5.550%, Due 1/23/2049	35,000	45,201
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	70,000	71,536

		789,434

Commercial Services - 0.02%
RELX Capital, Inc., 3.500%, Due 3/16/2023	40,000	42,071

Total Consumer, Non-Cyclical		1,010,386

Energy - 0.60%

Oil & Gas - 0.46%
Canadian Natural Resources Ltd., 6.250%, Due 3/15/2038	176,000	229,807
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	549,350
Total Capital International S.A., 3.127%, Due 5/29/2050	70,000	67,101

		846,258

Pipelines - 0.14%
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	154,841
6.100%, Due 6/1/2040	82,000	107,928

		262,769

Total Energy		1,109,027

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.29% (continued)

Financial - 0.24%

Banks - 0.24%
Bank of Montreal, 3.300%, Due 2/5/2024, Series E	$75,000	$80,662
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	75,000	77,865
Royal Bank of Canada, 2.250%, Due 11/1/2024	115,000	120,706
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	160,000	172,086

		451,319

Total Financial		451,319

Industrial - 0.19%

Aerospace/Defense - 0.19%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	342,080

Total Foreign Corporate Obligations (Cost $3,716,426)		4,219,551

FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (Cost $70,123)
Mexico Government International Bond, 4.600%, Due 1/23/2046	65,000	67,005

ASSET-BACKED OBLIGATIONS - 0.56%
AmeriCredit Automobile Receivables Trust, 0.370%, Due 8/18/2025, 2021 1 A3	85,000	85,021
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	105,000	105,960
0.400%, Due 12/15/2025, 2021 A A3	95,000	94,804
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020 1 A3	130,000	131,857
1.490%, Due 12/16/2024, 2020 2 A3	45,000	45,638
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	65,443	67,962
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AC	135,000	137,488
Toyota Auto Receivables Owner Trust, 1.360%, Due 8/15/2024, 2020 B A3	145,000	147,000
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	210,000	214,091

Total Asset-Backed Obligations (Cost $1,016,209)		1,029,821

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.01% (Cost $12,990)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	12,988	13,105

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.22%
Cold Storage Trust, 1.015%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)C D	113,044	113,549
Ginnie Mae REMIC Trust,
1.368%, Due 11/16/2041, 2013-125 AB	144,165	144,433
1.624%, Due 7/16/2039, 2013-78 AB	38,985	39,023
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	98,380	99,789

Total Commercial Mortgage-Backed Obligations (Cost $394,853)		396,794

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.66%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	24,896	26,967
3.000%, Due 11/1/2032	80,583	85,768
5.000%, Due 8/1/2033	27,601	31,806
5.500%, Due 2/1/2034	26,578	30,860
2.500%, Due 6/1/2035	115,810	120,971
2.000%, Due 11/1/2035	110,723	114,397
1.500%, Due 3/1/2036	162,813	164,843
2.000%, Due 3/1/2036	287,719	297,251
2.000%, Due 10/1/2040	106,488	108,723
2.000%, Due 1/1/2041	239,595	244,623
4.000%, Due 1/1/2041	81,863	90,225
4.500%, Due 2/1/2041	57,561	64,654

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.66% (continued)
3.500%, Due 6/1/2042	$248,585	$270,810
3.000%, Due 4/1/2047	231,112	246,698
3.500%, Due 1/1/2048	275,516	296,788
4.000%, Due 4/1/2048	133,138	144,237
3.000%, Due 8/1/2048	179,704	190,803
3.000%, Due 11/1/2049	365,013	384,411
2.500%, Due 6/1/2050	158,021	164,063

		3,078,898

Federal National Mortgage Association,
3.500%, Due 1/1/2028E	24,388	26,388
5.000%, Due 3/1/2034E	29,663	33,502
4.500%, Due 4/1/2034	50,354	55,681
3.000%, Due 10/1/2034	8,985	9,516
2.000%, Due 11/1/2035E	228,432	237,136
2.000%, Due 12/1/2035E	86,256	89,267
2.000%, Due 1/1/2036E	156,236	161,415
2.000%, Due 5/1/2036	75,000	77,498
3.500%, Due 6/1/2037	157,993	172,091
5.500%, Due 6/1/2038	5,882	6,863
4.500%, Due 1/1/2040	57,942	64,551
5.000%, Due 5/1/2040	98,305	113,116
5.000%, Due 6/1/2040	75,293	85,962
4.000%, Due 9/1/2040	51,703	56,779
4.000%, Due 1/1/2041	110,780	122,036
3.000%, Due 6/1/2043	456,751	487,781
3.500%, Due 7/1/2043	96,883	105,834
3.000%, Due 8/1/2043	415,470	442,281
4.000%, Due 11/1/2044E	66,199	72,977
4.000%, Due 7/1/2045	275,037	303,729
3.500%, Due 8/1/2045	58,456	63,195
3.500%, Due 11/1/2045	536,052	577,596
3.500%, Due 5/1/2046	72,942	78,402
4.000%, Due 7/1/2046	108,045	119,165
3.000%, Due 10/1/2046	37,485	39,627
3.000%, Due 11/1/2046	206,299	218,922
3.000%, Due 12/1/2046E	137,349	145,853
3.000%, Due 3/1/2047E	78,661	83,321
3.500%, Due 3/1/2047	53,589	57,896
4.500%, Due 7/1/2047	41,460	45,462
4.500%, Due 8/1/2047	58,358	64,092
3.500%, Due 9/1/2047	67,518	73,069
4.000%, Due 3/1/2048	96,278	103,674
4.500%, Due 4/1/2048	35,586	38,728
4.500%, Due 7/1/2048E	73,064	80,012
4.500%, Due 7/1/2048	108,549	118,503
3.000%, Due 9/1/2049	113,386	119,794
4.000%, Due 10/1/2049E	134,884	145,010
4.500%, Due 10/1/2049	232,266	253,376
4.000%, Due 11/1/2049	319,475	347,434
2.500%, Due 6/1/2050	72,992	75,782
2.500%, Due 7/1/2050	336,554	349,368
2.500%, Due 8/1/2050	243,516	252,827
3.000%, Due 8/1/2050	141,632	150,659
2.500%, Due 9/1/2050	161,110	167,666
2.500%, Due 10/1/2050E	86,972	90,320
3.000%, Due 10/1/2050E	355,090	376,339
2.000%, Due 3/1/2051E	521,871	528,783
2.000%, Due 4/1/2051E	300,000	304,816

		7,794,094

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.66% (continued)
Government National Mortgage Association,
6.500%, Due 8/15/2027	$20,131	$22,521
6.500%, Due 11/15/2027	24,496	27,404
7.500%, Due 12/15/2028	22,011	25,174
5.500%, Due 7/15/2033	28,372	32,930
6.000%, Due 12/15/2033	37,701	44,935
5.500%, Due 2/20/2034	38,630	45,233
5.000%, Due 10/15/2039	64,089	74,623
3.500%, Due 9/15/2041	143,155	154,794
3.500%, Due 8/20/2047	34,358	36,766
3.500%, Due 10/20/2047	32,257	34,625
4.000%, Due 1/20/2048	170,964	184,621
4.000%, Due 1/20/2050	216,300	231,763
5.000%, Due 1/20/2050	101,893	111,524
4.500%, Due 2/20/2050	97,403	105,589
5.000%, Due 2/20/2050	50,654	55,644
2.500%, Due 9/20/2050	212,743	221,142

		1,409,288

Total U.S. Agency Mortgage-Backed Obligations (Cost $11,878,474)		12,282,280

U.S. TREASURY OBLIGATIONS - 11.69%
U.S. Treasury Notes/Bonds,
2.000%, Due 2/15/2022	664,000	674,167
1.750%, Due 9/30/2022	500,000	511,563
1.625%, Due 11/15/2022	964,000	986,104
2.000%, Due 2/15/2023	500,000	516,484
2.750%, Due 7/31/2023	500,000	528,457
2.500%, Due 8/15/2023	964,000	1,014,045
2.375%, Due 8/15/2024	2,222,000	2,364,347
1.250%, Due 8/31/2024	1,275,000	1,309,564
1.750%, Due 12/31/2024	700,000	731,254
1.125%, Due 2/28/2025	1,550,000	1,582,998
2.875%, Due 7/31/2025	500,000	546,133
6.875%, Due 8/15/2025	279,000	352,216
1.625%, Due 10/31/2026	500,000	517,070
2.000%, Due 11/15/2026	500,000	527,012
1.750%, Due 12/31/2026	650,000	676,203
1.500%, Due 1/31/2027	590,000	605,050
2.875%, Due 5/15/2028	200,000	221,070
2.875%, Due 8/15/2028	100,000	110,613
5.250%, Due 11/15/2028	217,000	277,548
2.625%, Due 2/15/2029	450,000	490,008
2.375%, Due 5/15/2029	450,000	481,535
1.625%, Due 8/15/2029	350,000	354,020
1.750%, Due 11/15/2029	1,700,000	1,734,332
1.500%, Due 2/15/2030	2,025,000	2,017,644
4.750%, Due 2/15/2037	304,000	420,743
4.500%, Due 8/15/2039	241,000	331,253
2.750%, Due 8/15/2042	250,000	273,711
2.875%, Due 5/15/2049	500,000	560,781
1.375%, Due 8/15/2050	1,030,000	824,483

		21,540,408

Total U.S. Treasury Obligations (Cost $21,139,910)		21,540,408

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.27% (Cost $6,036,663)

Investment Companies - 3.27%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	6,036,663	$6,036,663

SECURITIES LENDING COLLATERAL - 0.46% (Cost $854,874)

Investment Companies - 0.46%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	854,874	854,874

TOTAL INVESTMENTS - 100.14% (Cost $145,886,482)		184,577,192
LIABILITIES, NET OF OTHER ASSETS - (0.14%)		(255,989)

TOTAL NET ASSETS - 100.00%		$184,321,203

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,847,526 or 1.00% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2021.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	26	June 2021	$5,313,253	$5,426,720	$113,467

			$5,313,253	$5,426,720	$113,467

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$113,199,955	$-	$-	$113,199,955
Corporate Obligations	-	24,936,736	-	24,936,736
Foreign Corporate Obligations	-	4,219,551	-	4,219,551
Foreign Sovereign Obligations	-	67,005	-	67,005

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Asset-Backed Obligations	-	1,029,821	-	1,029,821
Collateralized Mortgage Obligations	-	13,105	-	13,105
Commercial Mortgage-Backed Obligations	-	396,794	-	396,794
U.S. Agency Mortgage-Backed Obligations	-	12,282,280	-	12,282,280
U.S. Treasury Obligations	-	21,540,408	-	21,540,408
Short-Term Investments	6,036,663	-	-	6,036,663
Securities Lending Collateral	854,874	-	-	854,874

Total Investments in Securities - Assets	$120,091,492	$64,485,700	$-	$184,577,192

Financial Derivative Instruments - Assets
Futures Contracts	$113,467	$-	$-	$113,467

Total Financial Derivative Instruments - Assets	$113,467	$-	$-	$113,467

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.34%

Communication Services - 1.74%

Media - 1.74%
Altice USA, Inc., Class AA	57,639	$2,092,872
Liberty Broadband Corp., Class CA	10,600	1,724,832

		3,817,704

Total Communication Services		3,817,704

Consumer Discretionary - 15.91%

Auto Components - 1.91%
Dana, Inc.	82,387	2,084,391
Lear Corp.	11,461	2,106,990

		4,191,381

Automobiles - 0.69%
Ford Motor Co.A	132,261	1,526,292

Diversified Consumer Services - 0.73%
Adtalem Global Education, Inc.A	46,936	1,610,374

Hotels, Restaurants & Leisure - 5.17%
Aramark	41,977	1,631,646
Marriott Vacations Worldwide Corp.A	14,108	2,506,004
MGM Resorts International	36,566	1,488,968
SeaWorld Entertainment, Inc.A	41,246	2,258,631
Travel + Leisure Co.	31,846	2,055,022
Wyndham Hotels & Resorts, Inc.	19,602	1,433,102

		11,373,373

Household Durables - 2.14%
Lennar Corp., Class A	10,643	1,102,615
Mohawk Industries, Inc.A	7,291	1,498,301
Newell Brands, Inc.	77,746	2,096,032

		4,696,948

Internet & Direct Marketing Retail - 0.79%
Qurate Retail, Inc., Series A	145,820	1,735,258

Specialty Retail - 1.30%
Advance Auto Parts, Inc.	8,437	1,688,750
Gap, Inc.	35,501	1,175,083

		2,863,833

Textiles, Apparel & Luxury Goods - 3.18%
Gildan Activewear, Inc.	79,830	2,769,303
PVH Corp.	13,458	1,523,176
Ralph Lauren Corp.	8,262	1,101,242
Skechers USA, Inc., Class AA	33,010	1,600,655

		6,994,376

Total Consumer Discretionary		34,991,835

Consumer Staples - 1.47%

Beverages - 0.67%
Coca-Cola European Partners PLC	25,710	1,460,842

Food & Staples Retailing - 0.80%
US Foods Holding Corp.A	42,488	1,761,553

Total Consumer Staples		3,222,395

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.34% (continued)

Energy - 5.77%

Energy Equipment & Services - 2.57%
Baker Hughes Co.	81,387	$1,634,251
Halliburton Co.	104,301	2,040,128
NOV, Inc.	91,557	1,368,777
Technip Energies N.V., ADRA	2,378	33,791
TechnipFMC PLC	76,588	566,751

		5,643,698

Oil, Gas & Consumable Fuels - 3.20%
APA Corp.	64,042	1,280,840
Cenovus Energy, Inc.	88,613	688,523
Cheniere Energy, Inc.A	15,282	1,184,661
EQT Corp.A	31,269	597,238
Hess Corp.	17,338	1,291,854
HollyFrontier Corp.	23,389	818,615
Pioneer Natural Resources Co.	7,684	1,182,030

		7,043,761

Total Energy		12,687,459

Financials - 25.69%

Banks - 4.42%
Fifth Third Bancorp	57,321	2,323,793
KeyCorp	96,907	2,108,696
Pinnacle Financial Partners, Inc.	10,710	938,625
Regions Financial Corp.	99,159	2,161,666
Signature Bank	8,657	2,177,322

		9,710,102

Capital Markets - 2.47%
Evercore, Inc., Class A	5,176	725,313
Invesco Ltd.	59,153	1,597,131
Jefferies Financial Group, Inc.	65,027	2,114,028
Northern Trust Corp.	8,818	1,003,488

		5,439,960

Consumer Finance - 6.13%
Ally Financial, Inc.	57,583	2,962,646
Discover Financial Services	20,287	2,312,718
Navient Corp.	50,928	857,118
OneMain Holdings, Inc.	25,674	1,373,559
PROG Holdings, Inc.	71,048	3,619,185
SLM Corp.	119,514	2,349,645

		13,474,871

Diversified Financial Services - 2.27%
Equitable Holdings, Inc.	82,290	2,816,787
Voya Financial, Inc.	32,139	2,179,667

		4,996,454

Insurance - 10.40%
American Financial Group, Inc.	8,829	1,084,731
American International Group, Inc.	71,261	3,452,596
Arch Capital Group Ltd.A	38,185	1,516,326
Assurant, Inc.	9,262	1,441,167
Axis Capital Holdings Ltd.	98,479	5,495,128
CNO Financial Group, Inc.	94,508	2,412,789

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.34% (continued)

Financials - 25.69% (continued)

Insurance - 10.40% (continued)
Fidelity National Financial, Inc.	71,237	$3,249,832
Markel Corp.A	918	1,079,954
Reinsurance Group of America, Inc.	12,989	1,695,454
Willis Towers Watson PLC	5,604	1,450,651

		22,878,628

Total Financials		56,500,015

Health Care - 5.64%

Health Care Equipment & Supplies - 2.63%
Envista Holdings Corp.A	35,846	1,551,415
Hologic, Inc.A	10,485	687,292
LivaNova PLCA	19,709	1,672,703
Zimmer Biomet Holdings, Inc.	10,598	1,877,541

		5,788,951

Health Care Providers & Services - 3.01%
Cardinal Health, Inc.	22,158	1,337,014
Encompass Health Corp.	14,923	1,266,366
McKesson Corp.	8,669	1,625,957
Universal Health Services, Inc., Class B	16,087	2,387,472

		6,616,809

Total Health Care		12,405,760

Industrials - 17.38%

Aerospace & Defense - 2.82%
BWX Technologies, Inc.	15,254	1,020,798
L3Harris Technologies, Inc.	7,999	1,673,631
Textron, Inc.	31,223	2,005,765
TransDigm Group, Inc.A	2,431	1,492,002

		6,192,196

Airlines - 0.29%
Alaska Air Group, Inc.A	9,262	640,375

Building Products - 1.40%
JELD-WEN Holding, Inc.A	56,826	1,657,614
Owens Corning	14,690	1,422,139

		3,079,753

Commercial Services & Supplies - 1.22%
Republic Services, Inc.	25,179	2,676,528

Construction & Engineering - 2.68%
AECOMA	34,177	2,270,378
MasTec, Inc.A	15,762	1,644,922
Quanta Services, Inc.	20,550	1,985,952

		5,901,252

Electrical Equipment - 0.67%
Vertiv Holdings Co.	64,510	1,464,377

Industrial Conglomerates - 0.82%
Carlisle Cos., Inc.	9,433	1,807,834

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.34% (continued)

Industrials - 17.38% (continued)

Machinery - 4.03%
Dover Corp.	14,582	$2,175,488
Stanley Black & Decker, Inc.	8,475	1,752,376
Terex Corp.	45,938	2,158,627
Westinghouse Air Brake Technologies Corp.	33,927	2,784,389

		8,870,880

Professional Services - 0.43%
Jacobs Engineering Group, Inc.	7,127	952,238

Road & Rail - 1.79%
JB Hunt Transport Services, Inc.	10,021	1,710,685
Ryder System, Inc.	27,877	2,225,700

		3,936,385

Trading Companies & Distributors - 1.23%
AerCap Holdings N.V.A	46,372	2,701,169

Total Industrials		38,222,987

Information Technology - 3.00%

Electronic Equipment, Instruments & Components - 1.20%
Avnet, Inc.	59,920	2,631,687

Semiconductors & Semiconductor Equipment - 1.15%
Marvell Technology, Inc.	15,580	704,372
Microchip Technology, Inc.	12,084	1,816,104

		2,520,476

Technology Hardware, Storage & Peripherals - 0.65%
Hewlett Packard Enterprise Co.	89,655	1,436,273

Total Information Technology		6,588,436

Materials - 7.71%

Chemicals - 6.94%
Ashland Global Holdings, Inc.	19,423	1,674,457
Atotech Ltd.A	68,901	1,486,195
Axalta Coating Systems Ltd.A	37,396	1,192,558
Corteva, Inc.	28,611	1,395,072
Dow, Inc.	20,884	1,305,250
Eastman Chemical Co.	11,548	1,332,524
Element Solutions, Inc.	99,490	2,176,841
International Flavors & Fragrances, Inc.	13,809	1,963,226
Olin Corp.	63,757	2,743,464

		15,269,587

Containers & Packaging - 0.77%
Sealed Air Corp.	34,318	1,695,309

Total Materials		16,964,896

Real Estate - 5.40%

Equity Real Estate Investment Trusts (REITs) - 4.90%
American Campus Communities, Inc.	30,535	1,380,487
AvalonBay Communities, Inc.	5,465	1,049,280
EPR Properties	15,358	732,730

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.34% (continued)

Real Estate - 5.40% (continued)

Equity Real Estate Investment Trusts (REITs) - 4.90% (continued)
Lamar Advertising Co., Class A	12,926	$1,280,191
MGM Growth Properties LLC, Class A	97,229	3,502,189
STAG Industrial, Inc.B	27,799	1,014,942
VICI Properties, Inc.B	57,532	1,823,764

		10,783,583

Real Estate Management & Development - 0.50%
Howard Hughes Corp.A	10,200	1,100,988

Total Real Estate		11,884,571

Utilities - 5.63%

Electric Utilities - 5.09%
Edison International	63,079	3,750,047
Entergy Corp.	21,222	2,319,352
Evergy, Inc.	35,344	2,260,956
NRG Energy, Inc.	52,767	1,890,114
Xcel Energy, Inc.	13,684	975,669

		11,196,138

Gas Utilities - 0.54%
UGI Corp.	26,945	1,177,766

Total Utilities		12,373,904

Total Common Stocks (Cost $131,892,350)		209,659,962

SHORT-TERM INVESTMENTS - 4.50% (Cost $9,900,319)

Investment Companies - 4.50%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	9,900,319	9,900,319

TOTAL INVESTMENTS - 99.84% (Cost $141,792,669)		219,560,281
OTHER ASSETS, NET OF LIABILITIES - 0.16%		361,542

TOTAL NET ASSETS - 100.00%		$219,921,823

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	34	June 2021	$8,981,044	$9,249,020	$267,976

			$8,981,044	$9,249,020	$267,976

Index Abbreviations:
S&P MidCap 400	Standard & Poor’s Midcap 400 Index.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$209,659,962	$-	$-	$209,659,962
Short-Term Investments	9,900,319	-	-	9,900,319

Total Investments in Securities - Assets	$219,560,281	$-	$-	$219,560,281

Financial Derivative Instruments - Assets
Futures Contracts	$267,976	$-	$-	$267,976

Total Financial Derivative Instruments - Assets	$267,976	$-	$-	$267,976

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$177,685,655	$209,659,962
Investments in affiliated securities, at fair value‡	6,891,537	9,900,319
Cash collateral held at broker for futures contracts	305,000	577,000
Dividends and interest receivable	463,768	41,551
Receivable for investments sold	1,299,610	1,893,734
Receivable for fund shares sold	158,939	161,600
Receivable for expense reimbursement (Note 2)	-	37,610
Receivable for variation margin on open futures contracts (Note 5)	113,489	268,021
Prepaid expenses	59,124	62,212

Total assets	186,977,122	222,602,009

Liabilities:
Payable for investments purchased	1,266,063	1,878,063
Payable for fund shares redeemed	146,731	165,090
Cash due to broker for futures contracts	148,847	399,254
Management and sub-advisory fees payable (Note 2)	138,368	144,876
Service fees payable (Note 2)	34,272	17,664
Transfer agent fees payable (Note 2)	7,716	10,769
Payable upon return of securities loaned (Note 9)§	854,874	-
Custody and fund accounting fees payable	19,941	23,212
Professional fees payable	28,120	16,929
Trustee fees payable (Note 2)	2,538	6,282
Payable for prospectus and shareholder reports	6,667	9,644
Other liabilities	1,782	8,403

Total liabilities	2,655,919	2,680,186

Net assets	$184,321,203	$219,921,823

Analysis of net assets:
Paid-in-capital	$138,331,057	$148,399,721
Total distributable earnings (deficits)A	45,990,146	71,522,102

Net assets	$184,321,203	$219,921,823

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Balanced Fund		Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class		1,366,014	4,167,488

Y Class		2,125,356	2,689,926

Investor Class		6,052,916	3,034,550

Advisor Class		139,671	31,719

A Class		895,574	224,731

C Class		1,911,721	163,535

R6 Class		N/A	696,536

Net assets:
R5 Class		$22,522,432	$83,097,699

Y Class		$35,338,396	$53,185,927

Investor Class		$84,800,665	$61,634,867

Advisor Class		$2,123,353	$619,695

A Class		$12,507,953	$4,389,213

C Class		$27,028,404	$3,079,517

R6 Class	$	N/A	$13,914,905

Net asset value, offering and redemption price per share:
R5 Class		$16.49	$19.94

Y Class		$16.63	$19.77

Investor Class		$14.01	$20.31

Advisor Class		$15.20	$19.54

A Class		$13.97	$19.53

A Class (offering price)		$14.82	$20.72

C Class		$14.14	$18.83

R6 Class	$	N/A	$19.98

† Cost of investments in unaffiliated securities		$138,994,945	$131,892,350
‡ Cost of investments in affiliated securities		$6,891,537	$9,900,319
§ Fair value of securities on loan		$1,122,657	$2,696,756

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2021 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,226,164	$2,717,641	A
Dividend income from affiliated securities (Note 2)	193	519
Interest income	828,878	-
Income derived from securities lending (Note 9)	19,035	4,963

Total investment income	2,074,270	2,723,123

Expenses:
Management and sub-advisory fees (Note 2)	474,691	977,353
Transfer agent fees:
R5 Class (Note 2)	3,140	12,062
Y Class (Note 2)	19,696	26,089
Investor Class	3,580	4,005
Advisor Class	113	1,010
A Class	412	319
C Class	1,080	500
R6 Class	-	205
Custody and fund accounting fees	28,493	32,889
Professional fees	30,821	27,363
Registration fees and expenses	41,265	47,356
Service fees (Note 2):
Investor Class	123,735	114,760
Advisor Class	2,251	1,298
A Class	5,595	2,723
C Class	9,632	1,676
Distribution fees (Note 2):
Advisor Class	2,534	1,337
A Class	15,410	4,722
C Class	131,919	15,553
Prospectus and shareholder report expenses	12,104	19,336
Trustee fees (Note 2)	7,603	12,792
Loan expense (Note 10)	477	1,346
Other expenses	6,319	18,172

Total expenses	920,870	1,322,866

Net fees waived and expenses (reimbursed) (Note 2)	-	(57,971)

Net expenses	920,870	1,264,895

Net investment income	1,153,400	1,458,228

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	6,484,879	27,689,190
Commission recapture (Note 1)	-	13,449
Futures contracts	551,131	3,296,473
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	37,937,095	80,216,109
Futures contracts	240,186	262,955

Net gain from investments	45,213,291	111,478,176

Net increase in net assets resulting from operations	$46,366,691	$112,936,404

† Foreign taxes	$8,542	$186

A Includes significant dividends from one issuer of $453,636.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,153,400	$3,018,158	$1,458,228	$4,721,907
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, and futures contracts	7,036,010	20,492,813	30,999,112	(10,993,331)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	38,177,281	(33,734,462)	80,479,064	(54,393,925)

Net increase (decrease) in net assets resulting from operations	46,366,691	(10,223,491)	112,936,404	(60,665,349)

Distributions to shareholders:
Total retained earnings:
R5 Class	(2,618,798)	(3,590,716)	(1,595,645)	(2,382,518)
Y Class	(5,083,740)	(5,090,722)	(883,163)	(1,359,606)
Investor Class	(9,881,754)	(8,793,706)	(515,548)	(3,045,660)
Advisor Class	(226,100)	(184,147)	(19,048)	(37,713)
A Class	(1,545,987)	(1,532,023)	(60,706)	(36,488)
C Class	(3,137,016)	(2,715,840)	(26,795)	(26,609)
R6 Class	-	-	(218,896)	(57,137)

Net distributions to shareholders	(22,493,395)	(21,907,154)	(3,319,801)	(6,945,731)

Capital share transactions (Note 11):
Proceeds from sales of shares	17,782,851	38,024,184	26,547,664	73,144,682
Reinvestment of dividends and distributions	21,536,760	21,072,153	3,286,217	6,914,103
Cost of shares redeemed	(51,760,465)	(112,808,124)	(208,365,095)	(219,732,201)

Net (decrease) in net assets from capital share transactions	(12,440,854)	(53,711,787)	(178,531,214)	(139,673,416)

Net increase (decrease) in net assets	11,432,442	(85,842,432)	(68,914,611)	(207,284,496)

Net assets:
Beginning of period	172,888,761	258,731,193	288,836,434	496,120,930

End of period	$184,321,203	$172,888,761	$219,921,823	$288,836,434

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Distributions to Shareholders

The Balanced Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Mid-Cap Value Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC for the Balanced Fund. In addition, the Manager manages a portion of the Balanced Fund pursuant to the Management Agreement. The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Pzena Investment Management, LLC, and WEDGE Capital Management, L.L.P. for the Mid-Cap Value Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets.

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2021 were as follows:

Balanced Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$325,165
Sub-Advisor Fees	0.17%	149,526

Total	0.52%	$474,691

Mid-Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$408,629
Sub-Advisor Fees	0.48%	568,724

Total	0.83%	$977,353

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2021, the Manager received securities lending fees of $2,060 and $565 for the securities lending activities of Balanced Fund and Mid-Cap Value Fund, respectively.

Distribution Plans

The Funds, except for the Advisor, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$21,079
Mid-Cap Value	32,295

As of April 30, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$4,584
Mid-Cap Value	4,153

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	Balanced	$6,036,663	$—	$—	$193	$6,036,663

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income		April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Securities Lending	Balanced	$854,874	$-	$-	$	N/A	$854,874
U.S. Government Money Market Select Fund	Direct	Mid-Cap Value	9,900,319	-	-		519	9,900,319

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2021, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$2,112	$97	$2,209
Mid-Cap Value	6,098	121	6,219

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2021, the Balanced Fund did not utilize the credit facility and the Mid-Cap Value Fund borrowed $10,232,971 for 1 day at an average interest rate of 0.83% with interest charges of $233.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2021, the Manager waived and/or reimbursed expenses as follows:

Fund	Class	Expense Cap		Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
		1/11/2020 - 2/28/2021	3/1/2021 - 4/30/2021
Mid-Cap Value	R5	N/A	0.91%	16,012	-	2023-2024
Mid-Cap Value	Y	N/A	0.99%	9,044	-	2023-2024
Mid-Cap Value	Investor	N/A	1.17%	25,212	-	2023-2024
Mid-Cap Value	Advisor	N/A	1.49%	295	-	2023-2024
Mid-Cap Value	A	N/A	1.26%	996	-	2023-2024
Mid-Cap Value	C	N/A	2.01%	609	-	2023-2024
Mid-Cap Value	R6	0.87%	0.90%	5,803	-	2023-2024

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Of these amounts, $37,610 was disclosed as a Receivable for Expense Reimbursement on the Statements of Assets and Liabilities at April 30, 2021 for the Mid-Cap Value Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover		Expired Expense Carryover	Expiration of Reimbursed Expenses
Mid-Cap Value	-	6,931	*	-	2022-2023

* Amount related to R6 Class

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2021, RID collected $1,935 and $38 for Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2021, there were no CDSC fees collected for the Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2021, CDSC fees of $168 and $591 were collected for the Class C Shares of Balanced Fund and Mid-Cap Value Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Balanced Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the

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Notes to Financial Statements

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market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2021 are disclosed in the Notes to the Schedules of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

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Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Balanced Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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Publicly Traded Partnerships/Master Limited Partnerships (“MLP”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of the MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Balanced Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest

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rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2021, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2021
Balanced	21
Mid-Cap Value	49

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Balanced Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$113,467	$113,467

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The effect of financial derivative instruments on the Statements of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$551,131	$551,131

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$240,186	$240,186

Mid-Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$267,976	$267,976

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$3,296,473	$3,296,473

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$262,955	$262,955

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2021.

Balanced Fund

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$113,467	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$113,467	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(113,467)	$-

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	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$854,874	$-	$-	$-	$854,874

Total Borrowings	$854,874	$-	$-	$-	$854,874

Gross amount of recognized liabilities for securities lending transactions					$854,874

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$267,976	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$267,976	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(267,976)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedules of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating

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agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures

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contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

LIBOR Risk

These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phrase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or

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prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase. In addition, when a Fund focuses its investments in certain sectors of the economy, its

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

performance may be driven largely by sector performance and could fluctuate more widely than if a Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As a Fund’s portfolio changes over time, a Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$148,890,355	$37,004,777	$(1,317,940)	$35,686,837
Mid-Cap Value	146,814,684	75,342,905	(2,597,307)	72,745,598

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Balanced	$-	$-
Mid-Cap Value	24,193,808	4,636,872

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$22,526,823	$8,380,920	$58,778,812	$4,420,655
Mid-Cap Value	29,560,976	-	204,972,389	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2021 were as follows:

Fund	Type of Transaction	October 31, 2020 Shares/Fair Value	Purchases	Sales	April 30, 2021 Shares/Fair Value
Balanced	Direct	$3,476,667	$42,605,229	$40,045,233	$6,036,663
Balanced	Securities Lending	-	4,482,127	3,627,253	854,874
Mid-Cap Value	Direct	10,068,703	227,835,947	228,004,331	9,900,319
Mid-Cap Value	Securities Lending	-	9,187,295	9,187,295	-

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$1,122,657	$854,874	$298,235	$1,153,109
Mid-Cap Value	2,696,756	-	2,760,023	2,760,023

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	71,001	$1,101,234	720,836	$10,869,956
Reinvestment of dividends	178,758	2,606,723	231,222	3,577,398
Shares redeemed	(449,952)	(6,919,881)	(2,234,516)	(34,374,196)

Net (decrease) in shares outstanding	(200,193)	$(3,211,924)	(1,282,458)	$(19,926,842)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	261,741	$4,096,632	694,721	$10,316,369
Reinvestment of dividends	309,357	4,544,619	298,946	4,637,904
Shares redeemed	(1,457,931)	(22,756,616)	(1,803,400)	(25,905,317)

Net (decrease) in shares outstanding	(886,833)	$(14,115,365)	(809,733)	$(10,951,044)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	832,208	$11,295,902	923,920	$11,824,522
Reinvestment of dividends	780,650	9,683,505	641,609	8,601,456
Shares redeemed	(1,054,160)	(13,923,986)	(2,760,850)	(35,445,519)

Net increase (decrease) in shares outstanding	558,698	$7,055,421	(1,195,321)	$(15,019,541)

	Advisor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	7,400	$106,563	22,115	$314,694
Reinvestment of dividends	16,807	226,100	12,577	180,473
Shares redeemed	(16,382)	(239,824)	(296,651)	(4,511,571)

Net increase (decrease) in shares outstanding	7,825	$92,839	(261,959)	$(4,016,404)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	61,868	$825,640	164,986	$2,093,500
Reinvestment of dividends	112,216	1,387,328	110,056	1,470,053
Shares redeemed	(316,437)	(4,223,854)	(369,930)	(4,745,607)

Net (decrease) in shares outstanding	(142,353)	$(2,010,886)	(94,888)	$(1,182,054)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	25,975	$356,880	207,575	$2,605,143
Reinvestment of dividends	246,960	3,088,485	191,599	2,604,869
Shares redeemed	(273,235)	(3,696,304)	(617,259)	(7,825,914)

Net (decrease) in shares outstanding	(300)	$(250,939)	(218,085)	$(2,615,902)

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	721,484	$12,710,466	1,887,260	$23,300,801
Reinvestment of dividends	98,960	1,574,461	146,744	2,365,592
Shares redeemed	(2,155,643)	(36,228,914)	(7,448,022)	(100,146,293)

Net (decrease) in shares outstanding	(1,335,199)	$(21,943,987)	(5,414,018)	$(74,479,900)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	137,698	$2,459,660	1,035,791	$11,573,165
Reinvestment of dividends	55,418	874,492	84,354	1,348,865
Shares redeemed	(1,239,788)	(20,310,857)	(2,933,125)	(36,543,666)

Net (decrease) in shares outstanding	(1,046,672)	$(16,976,705)	(1,812,980)	$(23,621,636)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	374,840	$6,446,288	1,905,185	$23,857,782
Reinvestment of dividends	31,633	513,090	186,420	3,042,503
Shares redeemed	(8,800,957)	(145,749,445)	(5,424,561)	(70,707,388)

Net (decrease) in shares outstanding	(8,394,484)	$(138,790,067)	(3,332,956)	$(43,807,103)

	Advisor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,265	$69,331	48,344	$648,990
Reinvestment of dividends	1,219	19,048	2,384	37,713
Shares redeemed	(70,533)	(1,191,364)	(164,068)	(2,191,914)

Net (decrease) in shares outstanding	(65,049)	$(1,102,985)	(113,340)	$(1,505,211)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	43,660	$722,090	64,954	$824,817
Reinvestment of dividends	3,860	60,258	2,289	36,239
Shares redeemed	(37,213)	(623,097)	(102,155)	(1,300,626)

Net increase (decrease) in shares outstanding	10,307	$159,251	(34,912)	$(439,570)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,924	$86,132	13,300	$166,142
Reinvestment of dividends	1,721	25,972	1,704	26,053
Shares redeemed	(79,774)	(1,276,984)	(78,574)	(923,215)

Net (decrease) in shares outstanding	(73,129)	$(1,164,880)	(63,570)	$(731,020)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	231,945	$4,053,697	1,135,634	$12,772,985
Reinvestment of dividends	13,733	218,896	3,542	57,138
Shares redeemed	(172,844)	(2,984,434)	(661,613)	(7,919,099)

Net increase in shares outstanding	72,834	$1,288,159	477,563	$4,911,024

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA B
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020C	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.35		$16.36	$16.20	$17.30	$15.26	$15.79

Income (loss) from investment operations:
Net investment income	0.10		0.20	0.31	0.28	0.36	0.27
Net gains (losses) on investments (both realized and unrealized)	3.80		(0.80)	1.23	(0.10)	2.04	0.20

Total income (loss) from investment operations	3.90		(0.60)	1.54	0.18	2.40	0.47

Less distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.26)	(0.48)	(0.36)	(0.25)
Distributions from net realized gains	(1.65)		(1.17)	(1.12)	(0.80)	-	(0.75)

Total distributions	(1.76)		(1.41)	(1.38)	(1.28)	(0.36)	(1.00)

Net asset value, end of period	$16.49		$14.35	$16.36	$16.20	$17.30	$15.26

Total returnD	28.86	%E	(4.14)%	10.89%	0.84%	15.82%	3.30%

Ratios and supplemental data:
Net assets, end of period	$22,522,432		$22,476,942	$46,593,155	$60,191,704	$88,015,702	$485,231,068
Ratios to average net assets:
Expenses, before reimbursements	0.68	%F	0.88%	0.66%	0.62%	0.59%	0.62%
Expenses, net of reimbursements	0.68	%F	0.88%	0.66%	0.62%	0.59%	0.62%
Net investment income, before expense reimbursements	1.57	%F	1.82%	2.24%	1.95%	1.80%	1.90%
Net investment income, net of reimbursements	1.57	%F	1.82%	2.24%	1.95%	1.80%	1.90%
Portfolio turnover rate	17	%E	82%	68%	28%	32%	16%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.46		$16.47	$16.31	$17.39	$15.30	$15.84

Income (loss) from investment operations:
Net investment income	0.10		0.25	0.33	0.35	0.24	0.30
Net gains (losses) on investments (both realized and unrealized)	3.82		(0.86)	1.20	(0.16)	2.20	0.13

Total income (loss) from investment operations	3.92		(0.61)	1.53	0.19	2.44	0.43

Less distributions:
Dividends from net investment income	(0.10)		(0.23)	(0.25)	(0.47)	(0.35)	(0.22)
Distributions from net realized gains	(1.65)		(1.17)	(1.12)	(0.80)	-	(0.75)

Total distributions	(1.75)		(1.40)	(1.37)	(1.27)	(0.35)	(0.97)

Net asset value, end of period	$16.63		$14.46	$16.47	$16.31	$17.39	$15.30

Total returnB	28.80	%C	(4.17)%	10.75%	0.88%	16.05%	3.06%

Ratios and supplemental data:
Net assets, end of period	$35,338,396		$43,550,846	$62,956,422	$71,296,735	$64,926,394	$28,843,268
Ratios to average net assets:
Expenses, before reimbursements	0.74	%D	0.96%	0.74%	0.70%	0.68%	0.72%
Expenses, net of reimbursements	0.74	%D	0.96%	0.74%	0.70%	0.68%	0.72%
Net investment income, before expense reimbursements	1.50	%D	1.71%	2.15%	1.86%	1.67%	1.95%
Net investment income, net of reimbursements	1.50	%D	1.71%	2.15%	1.86%	1.67%	1.95%
Portfolio turnover rate	17	%C	82%	68%	28%	32%	16%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.43		$14.36	$14.41	$15.51	$13.71	$14.30

Income (loss) from investment operations:
Net investment income	0.18		0.03	0.18	0.20	0.15	0.18
Net gains (losses) on investments (both realized and unrealized)	3.14		(0.58)	1.11	(0.07)	1.96	0.18

Total income (loss) from investment operations	3.32		(0.55)	1.29	0.13	2.11	0.36

Less distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.22)	(0.43)	(0.31)	(0.20)
Distributions from net realized gains	(1.65)		(1.17)	(1.12)	(0.80)	-	(0.75)

Total distributions	(1.74)		(1.38)	(1.34)	(1.23)	(0.31)	(0.95)

Net asset value, end of period	$14.01		$12.43	$14.36	$14.41	$15.51	$13.71

Total returnB	28.62	%C	(4.41)%	10.50%	0.62%	15.52%	2.85%

Ratios and supplemental data:
Net assets, end of period	$84,800,665		$68,284,615	$96,065,263	$107,677,984	$124,143,894	$127,235,433
Ratios to average net assets:
Expenses, before reimbursements	0.98	%D	1.20%	0.97%	0.95%	0.89%	0.95%
Expenses, net of reimbursements	0.98	%D	1.20%	0.97%	0.95%	0.89%	0.95%
Net investment income, before expense reimbursements	1.27	%D	1.47%	1.92%	1.62%	1.48%	1.72%
Net investment income, net of reimbursements	1.27	%D	1.47%	1.92%	1.62%	1.48%	1.72%
Portfolio turnover rate	17	%C	82%	68%	28%	32%	16%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A		2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.35		$15.34		$15.29	$16.38	$14.46	$15.02

Income (loss) from investment operations:
Net investment income	0.11		0.18	B	0.26	0.16	0.21	0.24
Net gains (losses) on investments (both realized and unrealized)	3.47		(0.81)		1.11	(0.06)	1.99	0.12

Total income (loss) from investment operations	3.58		(0.63)		1.37	0.10	2.20	0.36

Less distributions:
Dividends from net investment income	(0.08)		(0.19)		(0.20)	(0.39)	(0.28)	(0.17)
Distributions from net realized gains	(1.65)		(1.17)		(1.12)	(0.80)	-	(0.75)

Total distributions	(1.73)		(1.36)		(1.32)	(1.19)	(0.28)	(0.92)

Net asset value, end of period	$15.20		$13.35		$15.34	$15.29	$16.38	$14.46

Total returnC	28.55	%D	(4.65)%		10.41%	0.42%	15.31%	2.71%

Ratios and supplemental data:
Net assets, end of period	$2,123,353		$1,760,622		$6,039,168	$6,174,284	$10,944,675	$10,603,004
Ratios to average net assets:
Expenses, before reimbursements	1.14	%E	1.36%		1.14%	1.12%	1.08%	1.12%
Expenses, net of reimbursements	1.14	%E	1.36%		1.14%	1.12%	1.08%	1.12%
Net investment income, before expense reimbursements	1.11	%E	1.29%		1.76%	1.45%	1.29%	1.55%
Net investment income, net of reimbursements	1.11	%E	1.29%		1.76%	1.45%	1.29%	1.55%
Portfolio turnover rate	17	%D	82%		68%	28%	32%	16%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.39		$14.33	$14.38		$15.48	$13.69	$14.27

Income (loss) from investment operations:
Net investment income	0.01		0.15	0.22		0.22	0.16	0.21
Net gains (losses) on investments (both realized and unrealized)	3.31		(0.71)	1.07		(0.07)	1.93	0.15

Total income (loss) from investment operations	3.32		(0.56)	1.29		0.15	2.09	0.36

Less distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.22)		(0.45)	(0.30)	(0.19)
Distributions from net realized gains	(1.65)		(1.17)	(1.12)		(0.80)	-	(0.75)

Total distributions	(1.74)		(1.38)	(1.34)		(1.25)	(0.30)	(0.94)

Net asset value, end of period	$13.97		$12.39	$14.33		$14.38	$15.48	$13.69

Total returnB	28.69	%C	(4.49)%	10.54%		0.73%	15.36%	2.84%

Ratios and supplemental data:
Net assets, end of period	$12,507,953		$12,863,938	$16,228,685		$18,121,273	$21,934,880	$24,892,096
Ratios to average net assets:
Expenses, before reimbursements	1.00	%D	1.21%	1.01%		0.91%	0.99%	1.02%
Expenses, net of reimbursements	1.00	%D	1.21%	1.01	%E	0.83%	0.99%	1.02%
Net investment income, before expense reimbursements	1.25	%D	1.46%	1.88%		1.66%	1.39%	1.64%
Net investment income, net of reimbursements	1.25	%D	1.46%	1.88%		1.74%	1.39%	1.64%
Portfolio turnover rate	17	%C	82%	68%		28%	32%	16%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.53		$14.48	$14.55		$15.64	$13.83	$14.43

Income (loss) from investment operations:
Net investment income	0.04		0.05	0.10		0.13	0.08	0.12
Net gains (losses) on investments (both realized and unrealized)	3.26		(0.70)	1.09		(0.09)	1.92	0.13

Total income (loss) from investment operations	3.30		(0.65)	1.19		0.04	2.00	0.25

Less distributions:
Dividends from net investment income	(0.04)		(0.13)	(0.14)		(0.33)	(0.19)	(0.10)
Distributions from net realized gains	(1.65)		(1.17)	(1.12)		(0.80)	-	(0.75)

Total distributions	(1.69)		(1.30)	(1.26)		(1.13)	(0.19)	(0.85)

Net asset value, end of period	$14.14		$12.53	$14.48		$14.55	$15.64	$13.83

Total returnB	28.14	%C	(5.09)%	9.63%		0.04%	14.50%	2.03%

Ratios and supplemental data:
Net assets, end of period	$27,028,404		$23,951,798	$30,848,500		$36,046,543	$42,575,983	$40,827,570
Ratios to average net assets:
Expenses, before reimbursements	1.73	%D	1.95%	1.76%		1.66%	1.73%	1.77%
Expenses, net of reimbursements	1.73	%D	1.95%	1.76	%E	1.54%	1.73%	1.77%
Net investment income, before expense reimbursements	0.51	%D	0.72%	1.13%		0.91%	0.63%	0.89%
Net investment income, net of reimbursements	0.51	%D	0.72%	1.13%		1.02%	0.63%	0.89%
Portfolio turnover rate	17	%C	82%	68%		28%	32%	16%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.19		$15.41	$15.52	$17.25	$14.03	$14.62

Income (loss) from investment operations:
Net investment income	0.14	B	0.33	0.25	0.21	0.16	0.26
Net gains (losses) on investments (both realized and unrealized)	6.92		(2.29)	0.65	(1.34)	3.28	0.03

Total income (loss) from investment operations	7.06		(1.96)	0.90	(1.13)	3.44	0.29

Less distributions:
Dividends from net investment income	(0.31)		(0.26)	(0.22)	(0.16)	(0.22)	(0.17)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.31)		(0.26)	(1.01)	(0.60)	(0.22)	(0.88)

Net asset value, end of period	$19.94		$13.19	$15.41	$15.52	$17.25	$14.03

Total returnC	54.13	%D	(13.03)%	7.08%	(6.89)%	24.71%	2.39%

Ratios and supplemental data:
Net assets, end of period	$83,097,699		$72,565,048	$168,201,120	$248,752,034	$265,934,589	$195,472,135
Ratios to average net assets:
Expenses, before reimbursements	1.01	%E	0.95%	0.93%	0.85%	0.89%	0.89%
Expenses, net of reimbursements	0.97	%EF	0.95%	0.93%	0.85%	0.89%	0.89%
Net investment income, before expense reimbursements	1.19	%E	1.45%	1.40%	1.19%	1.06%	1.65%
Net investment income, net of reimbursements	1.23	%E	1.45%	1.40%	1.19%	1.06%	1.65%
Portfolio turnover rate	13	%D	35%	30%	34%	28%	27%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0389.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.07		$15.27	$15.39	$17.11	$13.92	$14.52

Income (loss) from investment operations:
Net investment income	0.12	A	0.19	0.22	0.19	0.15	0.23
Net gains (losses) on investments (both realized and unrealized)	6.87		(2.14)	0.65	(1.32)	3.25	0.05

Total income (loss) from investment operations	6.99		(1.95)	0.87	(1.13)	3.40	0.28

Less distributions:
Dividends from net investment income	(0.29)		(0.25)	(0.20)	(0.15)	(0.21)	(0.17)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.29)		(0.25)	(0.99)	(0.59)	(0.21)	(0.88)

Net asset value, end of period	$19.77		$13.07	$15.27	$15.39	$17.11	$13.92

Total returnB	54.09	%C	(13.08)%	6.97%	(6.96)%	24.60%	2.29%

Ratios and supplemental data:
Net assets, end of period	$53,185,927		$48,840,223	$84,763,978	$96,799,413	$100,190,167	$68,994,531
Ratios to average net assets:
Expenses, before reimbursements	1.08	%D	1.03%	0.98%	0.93%	0.97%	0.96%
Expenses, net of reimbursements	1.04	%DE	1.03%	0.98%	0.93%	0.97%	0.96%
Net investment income, before expense reimbursements	1.13	%D	1.37%	1.36%	1.11%	0.98%	1.59%
Net investment income, net of reimbursements	1.17	%D	1.37%	1.36%	1.11%	0.98%	1.59%
Portfolio turnover rate	13	%C	35%	30%	34%	28%	27%

A	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0436.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.32		$15.56	$15.65	$17.40	$14.14	$14.73

Income (loss) from investment operations:
Net investment income	0.43	A	0.17	0.18	0.16	0.14	0.21
Net gains (losses) on investments (both realized and unrealized)	6.72		(2.20)	0.69	(1.34)	3.31	0.05

Total income (loss) from investment operations	7.15		(2.03)	0.87	(1.18)	3.45	0.26

Less distributions:
Dividends from net investment income	(0.16)		(0.21)	(0.17)	(0.13)	(0.19)	(0.14)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.16)		(0.21)	(0.96)	(0.57)	(0.19)	(0.85)

Net asset value, end of period	$20.31		$13.32	$15.56	$15.65	$17.40	$14.14

Total returnB	54.01	%C	(13.30)%	6.79%	(7.13)%	24.52%	2.12%

Ratios and supplemental data:
Net assets, end of period	$61,634,867		$152,245,804	$229,639,964	$379,123,913	$274,552,551	$243,421,035
Ratios to average net assets:
Expenses, before reimbursements	1.26	%D	1.21%	1.18%	1.12%	1.09%	1.12%
Expenses, net of reimbursements	1.19	%DE	1.21%	1.18%	1.12%	1.09%	1.12%
Net investment income, before expense reimbursements	1.32	%D	1.19%	1.12%	0.92%	0.86%	1.44%
Net investment income, net of reimbursements	1.39	%D	1.19%	1.12%	0.92%	0.86%	1.44%
Portfolio turnover rate	13	%C	35%	30%	34%	28%	27%

A	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0416.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.88		$15.06	$15.17	$16.83	$13.69	$14.27

Income (loss) from investment operations:
Net investment income	0.05	A B	0.16	0.15	0.10	0.10	0.16
Net gains (losses) on investments (both realized and unrealized)	6.81		(2.16)	0.66	(1.29)	3.18	0.05

Total income (loss) from investment operations	6.86		(2.00)	0.81	(1.19)	3.28	0.21

Less distributions:
Dividends from net investment income	(0.20)		(0.18)	(0.13)	(0.03)	(0.14)	(0.08)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.20)		(0.18)	(0.92)	(0.47)	(0.14)	(0.79)

Net asset value, end of period	$19.54		$12.88	$15.06	$15.17	$16.83	$13.69

Total returnC	53.64	%D	(13.51)%	6.50%	(7.38)%	24.10%	1.82%

Ratios and supplemental data:
Net assets, end of period	$619,695		$1,245,906	$3,163,999	$3,597,339	$3,682,231	$6,622,356
Ratios to average net assets:
Expenses, before reimbursements	1.65	%E	1.53%	1.45%	1.39%	1.40%	1.40%
Expenses, net of reimbursements	1.59	%E F	1.53%	1.45%	1.39%	1.40%	1.40%
Net investment income, before expense reimbursements	0.55	%E	0.92%	0.90%	0.64%	0.55%	1.16%
Net investment income, net of reimbursements	0.61	%E	0.92%	0.90%	0.64%	0.55%	1.16%
Portfolio turnover rate	13	%D	35%	30%	34%	28%	27%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Quarte Retail, Inc. amounting to $0.0193.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.91		$15.03	$15.15	$16.84	$13.70	$14.28

Income (loss) from investment operations:
Net investment income	0.03	A	0.23	0.49	0.18	0.13	0.18
Net gains (losses) on investments (both realized and unrealized)	6.85		(2.20)	0.32	(1.36)	3.18	0.05

Total income (loss) from investment operations	6.88		(1.97)	0.81	(1.18)	3.31	0.23

Less distributions:
Dividends from net investment income	(0.26)		(0.15)	(0.14)	(0.07)	(0.17)	(0.10)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.26)		(0.15)	(0.93)	(0.51)	(0.17)	(0.81)

Net asset value, end of period	$19.53		$12.91	$15.03	$15.15	$16.84	$13.70

Total returnB	53.84	%C	(13.31)%	6.57%	(7.32)%	24.26%	1.98%

Ratios and supplemental data:
Net assets, end of period	$4,389,213		$2,767,845	$3,748,595	$12,080,510	$18,170,218	$19,486,655
Ratios to average net assets:
Expenses, before reimbursements	1.39	%D	1.30%	1.35%	1.25%	1.27%	1.26%
Expenses, net of reimbursements	1.34	%D E	1.30%	1.35%	1.25%	1.27%	1.26%
Net investment income, before expense reimbursements	0.72	%D	1.09%	0.94%	0.78%	0.69%	1.30%
Net investment income, net of reimbursements	0.77	%D	1.09%	0.94%	0.78%	0.69%	1.30%
Portfolio turnover rate	13	%C	35%	30%	34%	28%	27%

A	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0356.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$12.39		$14.49	$14.60	$16.27	$13.26	$13.87

Income (loss) from investment operations:
Net investment income (loss)	0.01	AB	0.01	0.02	0.03	(0.03)	0.07
Net gains (losses) on investments (both realized and unrealized)	6.56		(2.02)	0.69	(1.26)	3.11	0.06

Total income (loss) from investment operations	6.57		(2.01)	0.71	(1.23)	3.08	0.13

Less distributions:
Dividends from net investment income	(0.13)		(0.09)	(0.03)	-	(0.07)	(0.03)
Distributions from net realized gains	-		-	(0.79)	(0.44)	-	(0.71)

Total distributions	(0.13)		(0.09)	(0.82)	(0.44)	(0.07)	(0.74)

Net asset value, end of period	$18.83		$12.39	$14.49	$14.60	$16.27	$13.26

Total returnC	53.31	%D	(13.99)%	5.94%	(7.85)%	23.27%	1.19%

Ratios and supplemental data:
Net assets, end of period	$3,079,517		$2,932,329	$4,349,946	$5,840,412	$6,520,983	$6,030,130
Ratios to average net assets:
Expenses, before reimbursements	2.12	%E	2.05%	2.02%	1.87%	2.04%	2.04%
Expenses, net of reimbursements	2.08	%E F	2.05%	2.02%	1.87%	2.04%	2.04%
Net investment income (loss), before expense reimbursements	0.08	%E	0.35%	0.32%	0.17%	(0.09)%	0.53%
Net investment income (loss), net of reimbursements	0.12	%E	0.35%	0.32%	0.17%	(0.09)%	0.53%
Portfolio turnover rate	13	%D	35%	30%	34%	28%	27%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0324.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,		February 28, 2018A to October 31,

	2021		2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$13.21		$15.42	$15.52	$16.94

Income from investment operations:
Net investment income	0.09	B	0.28	0.20	0.10
Net gains (losses) on investments (both realized and unrealized)	7.00		(2.23)	0.71	(1.52)

Total income (loss) from investment operations	7.09		(1.95)	0.91	(1.42)

Less distributions:
Dividends from net investment income	(0.32)		(0.26)	(0.22)	-
Distributions from net realized gains	-		-	(0.79)	-

Total distributions	(0.32)		(0.26)	(1.01)	-

Net asset value, end of period	$19.98		$13.21	$15.42	$15.52

Total returnC	54.25	%D	(12.93)%	7.15%	(8.38	)%D

Ratios and supplemental data:
Net assets, end of period	$13,914,905		$8,239,279	$2,253,328	$191,772
Ratios to average net assets:
Expenses, before reimbursements	0.98	%E	0.96%	0.90%	3.09	%E
Expenses, net of reimbursements	0.88	%E	0.87%	0.83%	0.88	%E
Net investment income (loss), before expense reimbursements	1.13	%E	1.34%	1.51%	(0.88	)%E
Net investment income, net of reimbursements	1.23	%E	1.43%	1.58%	1.32	%E
Portfolio turnover rate	13	%D	35%	30%	34	%D

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Qurate Retail, Inc. amounting to $0.0467.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

Disclosure Regarding Approval of Management and Investment Advisory Agreements (Unaudited)

Approval related to the American Beacon Mid-Cap Value Fund

At their June 3-4, 2020 meetings, the Board of Trustees (the “Board”) of American Beacon Funds (the “Trust”) considered the approval of an amendment to an existing investment advisory agreement (the “Agreement”) on behalf of the American Beacon Mid-Cap Value Fund (the “Fund”) to reflect a reduction in the fee rate payable to WEDGE Capital Management LLP (“WEDGE”), which is one of the Fund’s investment advisers. In particular, the Board considered an amendment to the Agreement among American Beacon Advisors, Inc. (the “Manager”), WEDGE and the Trust, on behalf of the Fund (the “Amendment”).

The Board determined that it did not need to consider certain factors that it typically considers during its review of investment advisory agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by WEDGE at the Board’s May 14, 2020 and June 3-4, 2020 meetings in connection with its annual renewal of the Agreement. Additionally, the Board considered that, other than reducing the sub-advisory fee rate included in the Agreement, the Amendment would not result in any other changes to the information considered by the Board during its annual review meetings on May 14, 2020 and June 3-4, 2020, including the nature, extent and quality of services provided to the Fund and the personnel providing day-to-day services for the Fund.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, or WEDGE, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Amendment is in the best interests of the Fund, and approved the Amendment.

Approvals of Investment Advisory Agreements Related to American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund

At its November 10-11, 2020 meetings, the Board of Trustees (“Board”) considered the approval of new investment advisory agreements among American Beacon Advisors, Inc. (“Manager”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), and American Beacon Funds ( “Trust”), on behalf of the American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (each a “Fund” and collectively, the “Funds”) (“New Agreements”). The Board was advised that Barrow was expected to undergo a change of control later in the fourth quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreements among the Manager, Barrow and the Trust, on behalf of the Funds (“Existing Agreements”).

Prior to the November 10-11, 2020 meetings, information was provided to the Board by Barrow and the Manager regarding the change of control and the New Agreements. In connection with its evaluation of the New Agreements, the Board considered, among other matters, that (1) the New Agreements would contain the same substantive terms and conditions as the Existing Agreements, (2) the services to be provided by Barrow to the Funds and the fee rates to be paid by the Funds to Barrow would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Funds would remain the same after the change of control. In addition, the Board considered certain information provided by Barrow and the Manager in connection with the renewal of the Existing Agreements, in determining whether to approve the New Agreements.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or Barrow, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreements was in the best interests of the Funds and approved the New Agreements.

Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

American Beacon® FUNDS

2021 SEMI-ANNUAL REPORT

April 30, 2021

GARCIA HAMILTON QUALITY BOND FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

Garcia 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”) returned -0.56% for the six months ended April 30, 2021. The Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) returned -1.52% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Year	5 Year	Since Inception 04/04/2016
R5 Class (1,4)	GHQIX	(0.37)%	2.00%	3.06%	2.24%	2.10%
Y Class (1,4)	GHQYX	(0.41)%	1.91%	2.96%	2.14%	2.00%
Investor Class (1,4)	GHQPX	(0.56)%	1.71%	2.63%	1.85%	1.72%
R6 Class (1,3,4)	GHQRX	(0.25)%	2.14%	3.09%	2.26%	2.12%

Bloomberg Barclays U.S. Aggregate Bond Index (2)		(1.52)%	(0.27)%	5.19%	3.19%	3.21%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

3.

Fund performance for the three-year, five-year and since inception periods represent the returns achieved by the R5 Class from 4/4/16 through 2/28/19, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/4/16.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor and R6 Class shares were 0.68%, 0.74%, 1.20% and 0.64%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed as longer-term bond yields finally began to rise. The Fund’s average duration of approximately 3 years during the period was well below the Index duration of over 6 years and protected the Fund as rates increased. For context, the yield on the 10-year U.S. Treasury ended the period at 1.63% (up from 0.87% at the beginning of the period), resulting in a -6.2% total return.

The credit markets fared much better than government bonds during the period as yield spreads continued to narrow. Corporate bonds benefitted from spread tightening as government stimulus and historic-low interest rates encouraged investors to reallocate into higher-yielding assets. Investment-grade credit spreads were back to the lows reached prior to the coronavirus outbreak, and lower-quality issuers outperformed higher-quality issuers as spreads tightened. The Fund benefitted from its overweight position in corporates, primarily in Financials, and held shorter-duration, floating-rate securities which outperformed as yields rose. Additionally, the Fund limited its corporate maturities to 10-years, which helped as longer maturities in the Index underperformed due to rising rates.

Given narrow credit spreads and rising yields, the Fund increased its holdings in U.S. government agency mortgages near period end in anticipation of a slowdown in refinancing activity following higher mortgage rates. Additionally, while not anticipated in the near term, the higher-quality agency issuers should offer more stability in the event of volatility in the credit markets.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2021 (Unaudited)

The primary components of the Fund’s strategy are to actively manage duration, sector allocation and yield-curve exposures based on top-down views of the economy. The Fund invests in high-quality, low-volatility securities to provide the benefit of fixed-income investing when investors need it most. No derivatives, leverage, foreign currency or high-yield bonds are used in the Fund’s strategy.

Top Ten Holdings (% Net Assets)
Federal Agricultural Mortgage Corp., 0.076%, Due 1/25/2022, (3-mo. USD LIBOR - 0.100%)		5.6
Federal National Mortgage Association, 4.500%, Due 6/1/2039		4.7
Federal National Mortgage Association, 3.000%, Due 7/1/2040		4.0
U.S. Treasury Bill, 0.001%, Due 5/21/2021		4.0
Federal Home Loan Mortgage Corp., 4.000%, Due 12/1/2034		3.6
Federal National Mortgage Association, 4.000%, Due 6/1/2034		3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 4/1/2039		3.3
American Express Co., 0.786%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)		3.2
Federal National Mortgage Association, 4.000%, Due 2/1/2034		3.1
Federal National Mortgage Association, 3.500%, Due 4/1/2040		3.0

Total Fund Holdings	41

Sector Allocation (% Investments)
U.S. Agency Mortgage-Backed Obligations		59.4
Financial		18.4
U.S. Government Agency Obligations		5.6
Industrial		5.2
Technology		4.4
U.S. Treasury Obligations		4.0
Utilities		1.9
Communications		1.1

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$996.30	$2.23
Hypothetical**	$1,000.00	$1,022.56	$2.26
Y Class
Actual	$1,000.00	$995.90	$2.67
Hypothetical**	$1,000.00	$1,022.12	$2.71
Investor Class
Actual	$1,000.00	$994.40	$4.10
Hypothetical**	$1,000.00	$1,020.68	$4.16
R6 Class
Actual	$1,000.00	$997.50	$2.03
Hypothetical**	$1,000.00	$1,022.76	$2.06

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.54%, 0.83%, and 0.41% for the R5, Y, Investor, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.85%

Communications - 1.05%

Media - 1.05%
Walt Disney Co., 7.430%, Due 10/1/2026	$3,037,000	$3,974,036

Financial - 18.31%

Banks - 13.99%
Bank of America Corp., 3.974%, Due 2/7/2030, (3-mo. USD LIBOR + 1.210%)A	6,113,000	6,814,055
Citigroup, Inc., 3.980%, Due 3/20/2030, (3-mo. USD LIBOR + 1.338%)A	6,030,000	6,722,008
Goldman Sachs Group, Inc., 4.223%, Due 5/1/2029, (3-mo. USD LIBOR + 1.301%)A	8,600,000	9,717,530
JPMorgan Chase & Co., 2.083%, Due 4/22/2026, (SOFR + 1.850%)A	7,450,000	7,700,007
Morgan Stanley, 0.731%, Due 4/5/2024, (SOFR + 0.616%)A	11,125,000	11,150,810
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3-mo. USD LIBOR + 3.770%)A	9,125,000	10,553,688

		52,658,098

Diversified Financial Services - 4.32%
American Express Co., 0.786%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	12,120,000	12,185,575
American Express Credit Corp., 0.884%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	4,029,000	4,049,139

		16,234,714

Total Financial		68,892,812

Industrial - 5.17%

Machinery - Diversified - 2.80%
John Deere Capital Corp., 0.656%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	10,478,000	10,544,405

Transportation - 2.37%
United Parcel Service, Inc., 0.652%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	8,849,000	8,900,143

Total Industrial		19,444,548

Technology - 4.39%

Computers - 2.30%
International Business Machines Corp., 7.000%, Due 10/30/2025	6,860,000	8,659,432

Semiconductors - 2.09%
Intel Corp., 3.400%, Due 3/25/2025	7,170,000	7,846,932

Total Technology		16,506,364

Utilities - 1.93%

Electric - 1.93%
Duke Energy Progress LLC, 0.369%, Due 2/18/2022, Series A, (3-mo. USD LIBOR + 0.180%)A	7,270,000	7,268,571

Total Corporate Obligations (Cost $116,257,898)		116,086,331

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 59.09%
Federal Home Loan Mortgage Corp.,
4.000%, Due 12/1/2034	12,497,688	13,351,494
4.500%, Due 12/1/2034	1,477,385	1,645,074
4.000%, Due 8/1/2038	2,911,959	3,162,578
4.000%, Due 4/1/2039	11,595,427	12,518,188
3.500%, Due 8/1/2039	9,482,871	10,128,790
3.500%, Due 10/1/2039	4,719,906	5,034,173
3.500%, Due 8/1/2040	6,538,497	6,987,277
Federal National Mortgage Association,
5.500%, Due 1/1/2024B	724,248	751,636
3.500%, Due 9/1/2033	10,119,583	10,823,876
4.000%, Due 2/1/2034B	10,885,526	11,619,516

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 59.09% (continued)
4.000%, Due 6/1/2034B	$11,898,186	$12,707,123
3.500%, Due 5/1/2035B	6,947,324	7,426,322
3.500%, Due 3/1/2037	7,793,032	8,383,412
3.500%, Due 4/1/2037	5,286,174	5,623,422
3.500%, Due 5/1/2038B	5,594,566	5,995,877
4.000%, Due 5/1/2039	4,116,046	4,445,298
4.500%, Due 6/1/2039B	16,107,451	17,702,603
4.000%, Due 9/1/2039	11,198,973	12,094,871
3.500%, Due 10/1/2039	10,558,049	11,244,254
3.500%, Due 11/1/2039B	8,780,114	9,345,642
3.500%, Due 3/1/2040B	5,715,005	6,102,983
3.500%, Due 4/1/2040B	10,693,274	11,388,148
3.000%, Due 7/1/2040B	14,171,532	14,886,737
4.000%, Due 8/1/2040B	8,544,558	9,244,065
4.000%, Due 6/1/2049B	9,128,328	9,773,967

Total U.S. Agency Mortgage-Backed Obligations (Cost $221,095,151)		222,387,326

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.56% (Cost $20,905,000)
Federal Agricultural Mortgage Corp., 0.076%, Due 1/25/2022, (3-mo. USD LIBOR - 0.100%)A	20,905,000	20,901,924

SHORT-TERM INVESTMENTS - 4.01% (Cost $15,099,993)

U.S. Treasury Obligations - 4.01%
U.S. Treasury Bill, 0.001%, Due 5/20/2021	15,100,000	15,099,985

TOTAL INVESTMENTS - 99.51% (Cost $373,358,042)		374,475,566
OTHER ASSETS, NET OF LIABILITIES - 0.49%		1,860,982

TOTAL NET ASSETS - 100.00%		$376,336,548

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2021.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$116,086,331	$-	$116,086,331
U.S. Agency Mortgage-Backed Obligations	-	222,387,326	-	222,387,326
U.S. Government Agency Obligations	-	20,901,924	-	20,901,924
Short-Term Investments	-	15,099,985	-	15,099,985

Total Investments in Securities - Assets	$-	$374,475,566	$-	$374,475,566

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$374,475,566
Cash	23,295,974
Interest receivable	1,036,786
Receivable for fund shares sold	305,373
Receivable for expense reimbursement (Note 2)	64,979
Prepaid expenses	56,328

Total assets	399,235,006

Liabilities:
Payable for investments purchased	22,532,086
Payable for fund shares redeemed	37,154
Dividends payable	85,611
Management and sub-advisory fees payable (Note 2)	166,591
Service fees payable (Note 2)	109
Transfer agent fees payable (Note 2)	9,515
Custody and fund accounting fees payable	24,717
Professional fees payable	31,731
Trustee fees payable (Note 2)	4,859
Payable for prospectus and shareholder reports	6,033
Other liabilities	52

Total liabilities	22,898,458

Net assets	$376,336,548

Analysis of net assets:
Paid-in-capital	$376,348,072
Total distributable earnings (deficits)A	(11,524)

Net assets	$376,336,548

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	19,293,190

Y Class	2,180,544

Investor Class	35,952

R6 Class	16,198,605

Net assets:
R5 Class	$192,596,165

Y Class	$21,772,081

Investor Class	$358,454

R6 Class	$161,609,848

Net asset value, offering and redemption price per share:
R5 Class	$9.98

Y Class	$9.98

Investor Class	$9.97

R6 Class	$9.98

† Cost of investments in unaffiliated securities	$373,358,042

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2021 (Unaudited)

Investment income:
Interest income	$1,264,970

Expenses:
Management and sub-advisory fees (Note 2)	954,697
Transfer agent fees:
R5 Class (Note 2)	24,879
Y Class (Note 2)	10,001
Investor Class	622
R6 Class	2,253
Custody and fund accounting fees	30,811
Professional fees	33,705
Registration fees and expenses	31,069
Service fees (Note 2):
Investor Class	695
Prospectus and shareholder report expenses	10,043
Trustee fees (Note 2)	14,266
Loan expense (Note 8)	884
Other expenses	19,643

Total expenses	1,133,568

Net fees waived and expenses (reimbursed) (Note 2)	(373,552)

Net expenses	760,016

Net investment income	504,954

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	1,043,029
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(2,686,802)

Net (loss) from investments	(1,643,773)

Net (decrease) in net assets resulting from operations	$(1,138,819)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$504,954	$5,114,914
Net realized gain from investments in unaffiliated securities	1,043,029	10,350,030
Change in net unrealized (depreciation) of investments in unaffiliated securities	(2,686,802)	(2,386,916)

Net increase (decrease) in net assets resulting from operations	(1,138,819)	13,078,028

Distributions to shareholders:
Total retained earnings:
R5 Class	(4,213,834)	(3,807,202)
Y Class	(457,063)	(287,618)
Investor Class	(8,595)	(72,178)
R6 Class	(3,813,419)	(2,328,652)

Net distributions to shareholders	(8,492,911)	(6,495,650)

Capital share transactions (Note 9):
Proceeds from sales of shares	78,998,558	151,802,968
Reinvestment of dividends and distributions	7,995,666	5,321,824
Cost of shares redeemed	(34,987,529)	(309,368,514)

Net increase (decrease) in net assets from capital share transactions	52,006,695	(152,243,722)

Net increase (decrease) in net assets	42,374,965	(145,661,344)

Net assets:
Beginning of period	333,961,583	479,622,927

End of period	$376,336,548	$333,961,583

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2021, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular year. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%
The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$607,534
Sub-Advisor Fees	0.20%	347,163

Total	0.55%	$954,697

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

13

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$31,446

As of April 30, 2021, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$6,603

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2021, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2020 - 2/28/2021	3/1/2021 - 4/30/2021	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$184,009	$-	2023-2024
Garcia Hamilton Quality Bond	Y	0.55%	0.51%	19,231	-	2023-2024
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	948	-	2023-2024
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	169,364	-	2023-2024

14

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Of these amounts, $64,979 was disclosed as a Receivable for Expense Reimbursement on the Statement of Assets and Liabilities at April 30, 2021.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$242,715	$168,232	2020-2021
Garcia Hamilton Quality Bond	-	745,393	-	2021-2022
Garcia Hamilton Quality Bond	-	855,336	-	2022-2023

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

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Notes to Financial Statements

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Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal

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Notes to Financial Statements

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Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral

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Notes to Financial Statements

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related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always

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Notes to Financial Statements

April 30, 2021 (Unaudited)

change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. As of the date of this Annual Report, interest rates are historically low. In the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. The prices of fixed income securities and derivatives are also affected by their maturities. Fixed-income securities and derivatives with longer maturities generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of three years, a 1% increase in interest rates could be expected to result in a 3% decrease in the value of the bond, whereas if a bond has a duration of one year, a 1% increase in interest rates could be expected to result in a 1% decline in value. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance.

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Notes to Financial Statements

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Arrangements are underway to phrase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions

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Notes to Financial Statements

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unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset-backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other

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Notes to Financial Statements

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factors, result in the extension of a security’s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

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Notes to Financial Statements

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Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase. In addition, when a Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if a Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. A Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As a Fund’s portfolio changes over time, a Fund’s exposure to a particular sector may become higher or lower.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Fund held securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

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April 30, 2021 (Unaudited)

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$373,888,087	$1,415,555	$(828,076)	$587,479

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$61,872,870	$230,380,905	$119,948,114	$96,343,283

8.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line

24

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Fund did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4,981,520	$50,331,249	10,920,910	$110,830,535
Reinvestment of dividends	367,812	3,718,713	260,888	2,639,245
Shares redeemed	(2,880,107)	(29,465,638)	(25,867,704)	(260,818,722)

Net increase (decrease) in shares outstanding	2,469,225	$24,584,324	(14,685,906)	$(147,348,942)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	742,607	$7,499,886	1,687,321	$16,967,230
Reinvestment of dividends	45,020	454,974	27,949	283,161
Shares redeemed	(450,386)	(4,581,847)	(1,656,596)	(16,761,196)

Net increase in shares outstanding	337,241	$3,373,013	58,674	$489,195

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5,196	$52,275	83,368	$837,398
Reinvestment of dividends	847	8,560	7,035	70,766
Shares redeemed	(5,697)	(56,890)	(1,538,154)	(15,461,294)

Net increase (decrease) in shares outstanding	346	$3,945	(1,447,751)	$(14,553,130)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2,080,908	$21,115,148	2,293,937	$23,167,805
Reinvestment of dividends	377,645	3,813,419	229,895	2,328,652
Shares redeemed	(87,462)	(883,154)	(1,663,069)	(16,327,302)

Net increase in shares outstanding	2,371,091	$24,045,413	860,763	$9,169,155

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30,		Year Ended October 31,				April 4, 2016B to October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.27		$10.05	$9.79	$9.91	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.11	0.24	0.20	0.14	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.07)		0.28	0.26	(0.13)	(0.05)	(0.02)

Total income (loss) from investment operations	(0.04)		0.39	0.50	0.07	0.09	0.03

Less distributions:
Dividends from net investment income	(0.06)		(0.17)	(0.24)	(0.19)	(0.15)	(0.05)
Distributions from net realized gains	(0.19)		–	–	–	(0.01)	–

Total distributions	(0.25)		(0.17)	(0.24)	(0.19)	(0.16)	(0.05)

Net asset value, end of period	$9.98		$10.27	$10.05	$9.79	$9.91	$9.98

Total returnC	(0.37	)%D	3.93%	5.20%	0.74%	0.91%	0.34	%D

Ratios and supplemental data:
Net assets, end of period	$192,596,165		$172,774,140	$316,582,604	$234,919,975	$132,575,412	$124,032,604
Ratios to average net assets:
Expenses, before reimbursements	0.66	%E	0.68%	0.66%	0.69%	0.70%	1.06	%E
Expenses, net of reimbursements	0.45	%E	0.45%	0.45%	0.45%	0.45%	0.45	%E
Net investment income, before expense reimbursements	0.07	%E	1.15%	2.18%	1.68%	1.12%	0.29	%E
Net investment income, net of reimbursements	0.28	%E	1.38%	2.39%	1.92%	1.37%	0.91	%E
Portfolio turnover rate	64	%D	122%	58%	143%	52%	40	%F

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,				April 4, 2016A to October 31,

	2021		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.27		$10.05	$9.79	$9.90	$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.13	0.24	0.18	0.13	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.06)		0.25	0.25	(0.11)	(0.06)	(0.02)

Total income (loss) from investment operations	(0.04)		0.38	0.49	0.07	0.07	0.03

Less distributions:
Dividends from net investment income	(0.06)		(0.16)	(0.23)	(0.18)	(0.14)	(0.05)
Distributions from net realized gains	(0.19)		–	–	–	(0.01)	–

Total distributions	(0.25)		(0.16)	(0.23)	(0.18)	(0.15)	(0.05)

Net asset value, end of period	$9.98		$10.27	$10.05	$9.79	$9.90	$9.98

Total returnB	(0.41	)%C	3.83%	5.09%	0.74%	0.71%	0.29	%C

Ratios and supplemental data:
Net assets, end of period	$21,772,081		$18,928,869	$17,927,537	$3,685,857	$3,133,476	$3,265,315
Ratios to average net assets:
Expenses, before reimbursements	0.73	%D	0.74%	0.73%	0.75%	0.77%	1.29	%D
Expenses, net of reimbursements	0.54	%D	0.55%	0.55%	0.55%	0.55%	0.55	%D
Net investment income, before expense reimbursements	0.01	%D	1.03%	2.14%	1.58%	1.05%	0.11	%D
Net investment income, net of reimbursements	0.20	%D	1.22%	2.32%	1.78%	1.27%	0.85	%D
Portfolio turnover rate	64	%C	122%	58%	143%	52%	40	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

27

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,					April 4, 2016A to October 31,

	2021		2020		2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$10.26		$10.05		$9.79	$9.91	$9.99	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	0.13	B	0.21	0.15	0.10	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.05)		0.22		0.26	(0.11)	(0.06)	(0.01)

Total income (loss) from investment operations	(0.06)		0.35		0.47	0.04	0.04	0.02

Less distributions:
Dividends from net investment income	(0.04)		(0.14)		(0.21)	(0.16)	(0.11)	(0.03)
Distributions from net realized gains	(0.19)		-		-	-	(0.01)	-

Total distributions	(0.23)		(0.14)		(0.21)	(0.16)	(0.12)	(0.03)

Net asset value, end of period	$9.97		$10.26		$10.05	$9.79	$9.91	$9.99

Total returnC	(0.56	)%D	3.54%		4.80%	0.36%	0.43%	0.24	%D

Ratios and supplemental data:
Net assets, end of period	$358,454		$365,190		$14,904,591	$10,995,242	$9,724,030	$8,594,617
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.34	%E	1.20%		1.04%	0.92%	0.94%	1.19	%E
Expenses, net of reimbursements or recoupments	0.83	%E	0.83%		0.83%	0.83%	0.83%	0.83	%E
Net investment income (loss), before expense reimbursements or recoupments	(0.63	)%E	0.90%		1.81%	1.41%	0.89%	0.21	%E
Net investment income (loss), net of reimbursements or recoupments	(0.12	)%E	1.27%		2.02%	1.50%	0.99%	0.57	%E
Portfolio turnover rate	64	%D	122%		58%	143%	52%	40	%F

A	Commencement of operations.
B	Based on average shares outstanding for the period.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

28

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	February 28, 2019A to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$10.26		$10.04	$9.87

Income (loss) from investment operations:
Net investment income	0.02		0.14	0.17
Net gains (losses) on investments (both realized and unrealized)	(0.05)		0.25	0.17

Total income (loss) from investment operations	(0.03)		0.39	0.34

Less distributions:
Dividends from net investment income	(0.06)		(0.17)	(0.17)
Distributions from net realized gains	(0.19)		-	-

Total distributions	(0.25)		(0.17)	(0.17)

Net asset value, end of period	$9.98		$10.26	$10.04

Total returnB	(0.25	)%C	3.97%	3.44	%C

Ratios and supplemental data:
Net assets, end of period	$161,609,848		$141,893,384	$130,208,195
Ratios to average net assets:
Expenses, before reimbursements	0.63	%D	0.64%	0.66	%D
Expenses, net of reimbursements	0.41	%D	0.41%	0.41	%D
Net investment income, before expense reimbursements	0.10	%D	1.13%	1.90	%D
Net investment income, net of reimbursements	0.32	%D	1.36%	2.15	%D
Portfolio turnover rate	64	%C	122%	58	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 28, 2019 through October 31, 2019 and is not annualized.

See accompanying notes

29

Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

30

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

April 30, 2021

INTERNATIONAL EQUITY FUND

TOCQUEVILLE INTERNATIONAL VALUE FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

IEF_TOC 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND RISKS

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

TOCQUEVILLE INTERNATIONAL VALUE FUND RISKS

Investing in foreign securities including emerging markets may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 36.87% for the six months ended April 30, 2021. The Fund outperformed the MSCI EAFE Index (Net) (the “Index”) return of 28.84%.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AAIEX	37.08%	46.21%	3.04%	6.55%	4.09%
Y Class (1,6)	ABEYX	37.02%	46.15%	2.97%	6.47%	4.01%
Investor Class (1,6)	AAIPX	36.87%	45.78%	2.70%	6.18%	3.73%
Advisor Class (1,6)	AAISX	36.83%	45.60%	2.57%	6.07%	3.59%
A Class without sales charge (1,2,6)	AIEAX	36.80%	45.61%	2.62%	6.12%	3.65%
A Class with sales Charge (1,2,6)	AIEAX	28.91%	37.27%	0.62%	4.87%	3.03%
C Class without sales charge (1,3,6)	AILCX	36.33%	44.60%	1.89%	5.35%	2.88%
C Class with sales charge (1,3,6)	AILCX	35.33%	43.60%	1.89%	5.35%	2.88%
R6 Class (1,4,6)	AAERX	37.04%	46.25%	3.11%	6.61%	4.12%

MSCI EAFE Index (Net)** (5)		28.84%	39.88%	6.27%	8.87%	5.22%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the R5 Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown for 2013 through 2015. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum sales charge for A Class is 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/11 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/11. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

5.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C and R6 Class shares were 0.72%, 0.80%, 1.07%, 1.20%, 1.13%, 1.86%, and 0.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period both due to stock selection and country allocation.

Stock selections within the United Kingdom and Germany positively contributed to the Fund’s relative performance over the six-month period, despite some detraction from selections in Hong Kong. The Fund was helped by investments in Barclays PLC (up 79.0%) and WPP PLC (up 67.3%) within the United Kingdom, and from its investments in Volkswagen AG Preferred (up 86.5%) and Daimler AG Registered Shares (up 75.6%) within Germany. On the other hand, investments in Hong Kong including out-of-Index CNOOC Ltd. (up 0.9%) detracted from relative returns.

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Fund’s relative performance benefitted from country allocation, particularly by its underweight allocation to Japan (up 17.3%) and overweight allocation to France (up 40.2%). Underweighting Australia (up 33.4%) partially offset the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
Sanofi		3.6
Novartis AG		2.4
TOTAL SE		2.2
Barclays PLC		2.1
Samsung Electronics Co. Ltd.		1.9
Takeda Pharmaceutical Co. Ltd.		1.8
Sumitomo Mitsui Financial Group, Inc.		1.7
Enel SpA		1.6
GlaxoSmithKline PLC		1.6
BNP Paribas S.A.		1.6

Total Fund Holdings	141

Sector Allocation (% Equities)
Financials		22.6
Industrials		17.5
Health Care		14.4
Consumer Discretionary		10.4
Information Technology		8.2
Communication Services		7.4
Consumer Staples		5.5
Energy		5.1
Materials		4.5
Utilities		3.3
Real Estate		1.1

Country Allocation (% Equities)
United Kingdom		18.8
France		17.3
Japan		17.3
Germany		9.9
Switzerland		8.3
Netherlands		4.3
Republic of Korea		4.1
Spain		4.1
Italy		4.0
Canada		2.7
United States		1.3
Denmark		1.3
Ireland		1.1
China/Hong Kong		1.0
Norway		1.0
Finland		0.7
Sweden		0.7
Singapore		0.6
Australia		0.5
Israel		0.4
Portugal		0.3
South Africa		0.3

3

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class returned 26.71% for the six-month period ending April 30, 2021, which underperformed the MSCI EAFE Index (Net) (the “Index”) return of 28.84% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,3,5)	TOVIX	26.90%	49.21%	5.64%	7.80%	5.55%
Y Class (1,2,5)	TOVYX	26.83%	49.17%	5.56%	7.75%	5.52%
Investor Class (1,5)	TIVFX	26.71%	48.74%	5.39%	7.65%	5.47%

MSCI EAFE Index (Net)** (4)		28.84%	39.88%	6.27%	8.87%	5.22%

*	Not Annualized.

**	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2019. Performance prior to waiving fees was lower than the actual returns shown for that period. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the three-year, five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/11 up to 1/18/19, the inception date of the Y Class. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/11.

3.

Fund performance for the three-year, five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/11 up to 1/18/19, the inception date of the R5 Class. Expenses of the R5 Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the R5 Class been in existence since 4/30/11. A portion of fees charged to the R5 Class has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown in 2019 and 2020.

4.

The MSCI EAFE Index (Net) is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index. The MSCI information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 0.91%, 0.99%, and 1.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection, while country allocation somewhat offset underperformance.

Stock selections within France and Hong Kong primarily weighed on the Fund’s relative performance, while stock selections in the United Kingdom added value. Detracting securities within France included Accor S.A. (down 38.3%), while in Hong Kong, Tencent Holdings Ltd., ADR (up 5.2%) and Shangri-La Asia Ltd. (down 1.5%) hurt performance. Meanwhile, the Fund’s investments in the United Kingdom, especially IMI PLC (up 66.5%) and ITV PLC (up 51.0%) helped relative performance during the prior six months.

From a country allocation perspective, an allocation to out-of-Index Korea (up 43.8%) and an overweight to France (up 40.2%) contributed the most to the Fund’s performance relative to the Index. On the other hand, an allocation to out-of-Index China (up 6.6%) partially detracted from performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

4

American Beacon Tocqueville International Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

Top Ten Holdings (% Net Assets)
Siemens AG, Sponsored ADR		3.2
Samsung Electronics Co. Ltd.		3.1
Hitachi Ltd.		2.9
CRH PLC		2.9
EssilorLuxottica S.A.		2.8
Infineon Technologies AG		2.8
FANUC Corp.		2.7
Bureau Veritas S.A.		2.6
Diageo PLC, Sponsored ADR		2.6
Smiths Group PLC		2.6

Total Fund Holdings	53

Sector Allocation (% Equities)
Industrials		23.5
Consumer Discretionary		15.0
Information Technology		12.5
Consumer Staples		11.0
Communication Services		10.1
Health Care		10.0
Materials		8.7
Financials		6.1
Energy		2.0
Real Estate		1.1

Country Allocation (% Equities)
Japan		22.0
Germany		16.2
France		15.3
United Kingdom		13.3
Switzerland		7.0
China/Hong Kong		6.1
Canada		3.6
Republic of Korea		3.1
Ireland		2.9
Mexico		2.8
Belgium		2.3
Australia		2.0
Spain		1.4
South Africa		1.2
Taiwan		0.8

5

American Beacon FundsSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon International Equity Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,370.80	$4.17
Hypothetical**	$1,000.00	$1,021.27	$3.56
Y Class
Actual	$1,000.00	$1,370.20	$4.58
Hypothetical**	$1,000.00	$1,020.93	$3.91
Investor Class
Actual	$1,000.00	$1,368.70	$6.11
Hypothetical**	$1,000.00	$1,019.64	$5.21
Advisor Class
Actual	$1,000.00	$1,368.30	$6.93
Hypothetical**	$1,000.00	$1,018.94	$5.91
A Class
Actual	$1,000.00	$1,368.00	$6.52
Hypothetical**	$1,000.00	$1,019.29	$5.56
C Class
Actual	$1,000.00	$1,363.30	$10.78
Hypothetical**	$1,000.00	$1,015.67	$9.20
R6 Class
Actual	$1,000.00	$1,370.40	$4.06
Hypothetical**	$1,000.00	$1,021.37	$3.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.71%, 0.78%, 1.04%, 1.18%, 1.11%, 1.84%, and 0.69% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Tocqueville International Value Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,269.00	$5.01
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$1,268.30	$5.29
Hypothetical**	$1,000.00	$1,020.13	$4.71
Investor Class
Actual	$1,000.00	$1,267.10	$6.63
Hypothetical**	$1,000.00	$1,018.94	$5.91

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.94%, and 1.18% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

Australia - 0.51% (Cost $6,377,703)

Common Stocks - 0.51%
BHP Group PLCA	454,768	$13,739,307

Canada - 2.63%

Common Stocks - 2.63%
Air CanadaB C	847,500	17,078,937
CAE, Inc.	295,786	9,264,745
Canadian National Railway Co.	134,469	14,476,901
Cogeco Communications, Inc.	79,611	7,561,798
Suncor Energy, Inc.	583,561	12,481,649
Teck Resources Ltd., Class B	465,767	9,860,287

Total Common Stocks		70,724,317

Total Canada (Cost $62,763,317)		70,724,317

China/Hong Kong - 0.98%

Common Stocks - 0.98%
ArcelorMittal S.A.A C	183,402	5,349,329
ESR Cayman Ltd.A C D	3,264,000	11,126,047
Sands China Ltd.A C	2,088,400	9,899,626

Total Common Stocks		26,375,002

Total China/Hong Kong (Cost $18,598,134)		26,375,002

Denmark - 1.22%

Common Stocks - 1.22%
Carlsberg A/S, Class BA	89,990	15,763,654
Vestas Wind Systems A/SA	412,550	17,127,374

Total Common Stocks		32,891,028

Total Denmark (Cost $16,988,505)		32,891,028

Finland - 0.67%

Common Stocks - 0.67%
Nordea Bank AbpA	1,100,556	11,432,768
Sampo OYJ, Class AA	137,523	6,544,752

Total Common Stocks		17,977,520

Total Finland (Cost $17,324,928)		17,977,520

France - 16.73%

Common Stocks - 16.73%
Air Liquide S.A.A	112,245	18,905,472
Airbus SEA C	157,712	18,941,091
Alstom S.A.A C	369,520	20,180,500
Atos SEA B C	202,002	13,731,537
AXA S.A.A B	555,373	15,711,718
BNP Paribas S.A.A C	659,651	42,355,977
Capgemini SEA	51,462	9,425,997
Carrefour S.A.A	151,773	2,938,008
Danone S.A.A	207,697	14,637,489
Engie S.A.A C	1,573,979	23,401,368
Ipsen S.A.A	74,933	7,245,693
Pernod Ricard S.A.A	75,916	15,577,169
Publicis Groupe S.A.A	385,936	24,983,655
Safran S.A.A C	87,772	13,100,192
SanofiA B	928,536	97,366,770
Societe Generale S.A.A C	451,971	12,866,610
TOTAL SEA	1,363,090	60,347,929

See accompanying notes

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

France - 16.73% (continued)

Common Stocks - 16.73% (continued)
Valeo S.A.A	130,403	$4,222,152
Vinci S.A.A	105,146	11,550,440
Vivendi SEA	651,968	22,726,247

Total Common Stocks		450,216,014

Total France (Cost $378,003,045)		450,216,014

Germany - 9.55%

Common Stocks - 8.58%
BASF SEA	237,754	19,174,661
Bayer AGA	161,744	10,463,021
Bayerische Motoren Werke AGA	317,627	31,837,130
Commerzbank AGA C	2,242,166	14,801,583
Continental AGA C	69,525	9,417,131
Daimler AGA	353,005	31,417,685
Infineon Technologies AGA	443,624	17,914,996
Merck KGaAA	87,628	15,425,171
ProSiebenSat.1 Media SEA C	697,633	15,108,227
RWE AGA	508,176	19,255,397
SAP SEA	182,713	25,700,830
Siemens AGA	122,396	20,427,664

Total Common Stocks		230,943,496

Preferred Stocks - 0.97%

Volkswagen AGA E	99,560	25,998,761

Total Germany (Cost $179,799,950)		256,942,257

Ireland - 1.03% (Cost $16,321,252)

Common Stocks - 1.03%
Ryanair Holdings PLC, Sponsored ADRC	237,135	27,709,225

Israel - 0.40% (Cost $9,526,205)

Common Stocks - 0.40%
Bank Leumi Le-Israel BMA	1,539,064	10,818,020

Italy - 3.86%

Common Stocks - 3.86%
Enel SpAA	4,430,602	44,131,342
Eni SpAA	1,784,081	21,287,482
Saras SpAA B C	60,002	41,398
UniCredit SpAA	3,708,605	38,310,414

Total Common Stocks		103,770,636

Total Italy (Cost $107,882,212)		103,770,636

Japan - 16.64%

Common Stocks - 16.64%
Alfresa Holdings Corp.A	774,200	13,866,959
Daiwa House Industry Co., Ltd.A	549,155	16,263,115
Digital Garage, Inc.A	180,900	7,444,959
Dowa Holdings Co., Ltd.A	160,500	6,694,328
FANUC Corp.A	87,200	20,104,898
Fujitsu Ltd.A	75,084	11,895,122
Haseko Corp.A	1,113,100	14,928,056
Hazama Ando Corp.A	550,700	4,198,191

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

Japan - 16.64% (continued)

Common Stocks - 16.64% (continued)
Hitachi Ltd.A	522,400	$25,736,744
Makita Corp.A	320,900	14,435,802
Matsumotokiyoshi Holdings Co. Ltd.A	132,600	5,336,501
Mitsubishi UFJ Financial Group, Inc.A	6,535,900	34,926,889
Mizuho Financial Group, Inc.A	1,372,080	19,543,652
Murata Manufacturing Co. Ltd.A	267,600	21,252,651
Nexon Co. Ltd.A	556,459	18,440,577
Nintendo Co. Ltd.A	22,600	12,947,960
Nippon Television Holdings, Inc.A	281,600	3,685,949
Nissan Motor Co. Ltd.A B C	4,775,200	23,949,593
Ryohin Keikaku Co. Ltd.A	363,100	7,646,051
Sompo Holdings, Inc.A	155,600	5,784,532
Sumitomo Mitsui Financial Group, Inc.A	1,351,600	47,057,035
Sumitomo Rubber Industries Ltd.A	662,100	8,194,839
Suzuken Co. Ltd.A	308,900	11,128,990
Suzuki Motor Corp.A	251,700	9,561,614
Taisei Corp.A	423,400	15,621,352
Takeda Pharmaceutical Co. Ltd.A	1,470,300	49,175,445
Toho Holdings Co. Ltd.A	263,400	4,448,289
Yamaha Corp.A	250,700	13,656,426

Total Common Stocks		447,926,519

Total Japan (Cost $420,306,611)		447,926,519

Netherlands - 4.19%

Common Stocks - 4.19%
Aegon N.V.A	5,486,405	25,508,630
Akzo Nobel N.V.A	282,458	33,918,951
ING Groep N.V.A	1,196,185	15,292,996
JDE Peet’s N.V.A C	195,312	7,591,185
NN Group N.V.A	290,043	14,499,325
Wolters Kluwer N.V.A	175,461	15,882,482

Total Common Stocks		112,693,569

Total Netherlands (Cost $82,337,430)		112,693,569

Norway - 0.94%

Common Stocks - 0.94%
Equinor ASAA	529,726	10,714,685
Telenor ASAA	822,828	14,683,641

Total Common Stocks		25,398,326

Total Norway (Cost $23,359,196)		25,398,326

Portugal - 0.33% (Cost $8,544,895)

Common Stocks - 0.33%
Galp Energia SGPS S.A.A	770,732	8,878,849

Republic of Korea - 3.94%

Common Stocks - 3.94%
Hana Financial Group, Inc.A	96,407	3,952,771
Hyundai Mobis Co., Ltd.A	74,506	18,017,898
Hyundai Motor Co.A	58,055	11,009,135
Samsung Electronics Co. Ltd.A	696,796	50,916,495
SK Hynix, Inc.A	192,391	22,027,334

Total Common Stocks		105,923,633

Total Republic of Korea (Cost $65,902,778)		105,923,633

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

Singapore - 0.54% (Cost $9,138,906)

Common Stocks - 0.54%
DBS Group Holdings Ltd.A	648,010	$14,573,456

South Africa - 0.32% (Cost $8,375,087)

Common Stocks - 0.32%
Anglo American PLCA	204,473	8,682,572

Spain - 3.92%

Common Stocks - 3.92%
Aena SME S.A.A C D	89,969	15,647,544
Amadeus IT Group S.A.A C	372,340	25,354,908
Banco Bilbao Vizcaya Argentaria S.A.A	3,551,129	19,897,972
Banco Santander S.A.A C	3,678,877	14,213,001
CaixaBank S.A.A	5,002,723	16,045,494
Indra Sistemas S.A.A C	500,060	5,207,699
Industria de Diseno Textil S.A.	76,787	2,753,116
Telefonica S.A.A	1,385,159	6,424,844

Total Common Stocks		105,544,578

Total Spain (Cost $79,907,160)		105,544,578

Sweden - 0.64% (Cost $14,658,293)

Common Stocks - 0.64%
Sandvik ABA B	697,229	17,222,848

Switzerland - 7.99%

Common Stocks - 7.99%
ABB Ltd.A	1,084,703	35,212,387
Cie Financiere Richemont S.A.A	138,725	14,234,737
Credit Suisse Group AGA	4,006,148	42,254,559
Novartis AGA	769,872	65,761,285
Roche Holding AGA	71,479	23,288,538
UBS Group AGA	1,072,290	16,401,013
Zurich Insurance Group AGA	43,774	17,964,239

Total Common Stocks		215,116,758

Rights - 0.00%
Credit Suisse Group AGB C	4,006,148	-

Total Switzerland (Cost $194,381,983)		215,116,758

United Kingdom - 18.12%

Common Stocks - 18.12%
3i Group PLCA	541,513	9,584,631
AstraZeneca PLC, Sponsored ADRB	627,544	33,303,760
Babcock International Group PLCA C	3,436,511	13,665,789
BAE Systems PLCA	1,810,782	12,671,833
Balfour Beatty PLCA C	943,028	4,066,575
Barclays PLCA	22,979,529	55,670,741
BP PLCA	4,393,040	18,338,666
British American Tobacco PLCA	389,108	14,437,309
BT Group PLCA C	8,410,716	19,155,451
Capita PLCA C	3,318,472	2,003,268
Compass Group PLCA C	214,874	4,664,506
GlaxoSmithKline PLCA	2,308,280	42,696,436
Imperial Brands PLCA	907,137	18,880,764
Informa PLCA C	1,295,204	10,052,398
International Consolidated Airlines Group S.A.A C	2,229,442	6,240,160
Kingfisher PLCA C	1,318,146	6,503,408

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

United Kingdom - 18.12% (continued)

Common Stocks - 18.12% (continued)
Prudential PLCA	1,526,994	$32,345,158
RELX PLCA	1,422,493	36,933,482
Rolls-Royce Holdings PLCA C	22,027,807	31,874,696
Standard Chartered PLCA	1,225,617	8,796,986
Taylor Wimpey PLCA	4,800,863	11,902,827
Tesco PLCA	4,256,441	12,987,004
Unilever PLCA	606,712	35,574,238
WH Smith PLCA C	403,111	10,070,486
WPP PLCA	2,627,523	35,389,694

Total Common Stocks		487,810,266

Total United Kingdom (Cost $465,267,031)		487,810,266

United States - 1.27%

Common Stocks - 1.27%
Aon PLC, Class A	80,558	20,255,504
Ferguson PLCA	110,712	13,959,963

Total Common Stocks		34,215,467

Total United States (Cost $15,250,153)		34,215,467

SHORT-TERM INVESTMENTS - 3.09% (Cost $83,294,087)

Investment Companies - 3.09%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	83,294,087	83,294,087

SECURITIES LENDING COLLATERAL - 2.35% (Cost $63,186,402)

Investment Companies - 2.35%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	63,186,402	63,186,402

TOTAL INVESTMENTS - 101.86% (Cost $2,347,495,263)		2,741,630,656
LIABILITIES, NET OF OTHER ASSETS - (1.86%)		(50,193,032)

TOTAL NET ASSETS - 100.00%		$2,691,437,624

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,440,404,245 or 90.67% of net assets.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

C Non-income producing security.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $26,773,591 or 0.99% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index Futures	807	June 2021	$90,700,348	$91,082,055	$381,707

			$90,700,348	$91,082,055	$381,707

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$13,739,307	$-	$13,739,307
Canada	70,724,317	-	-	70,724,317
China/Hong Kong	-	26,375,002	-	26,375,002
Denmark	-	32,891,028	-	32,891,028
Finland	-	17,977,520	-	17,977,520
France	-	450,216,014	-	450,216,014
Germany	-	230,943,496	-	230,943,496
Ireland	27,709,225	-	-	27,709,225
Israel	-	10,818,020	-	10,818,020
Italy	-	103,770,636	-	103,770,636
Japan	-	447,926,519	-	447,926,519
Netherlands	-	112,693,569	-	112,693,569
Norway	-	25,398,326	-	25,398,326
Portugal	-	8,878,849	-	8,878,849
Republic of Korea	-	105,923,633	-	105,923,633
Singapore	-	14,573,456	-	14,573,456
South Africa	-	8,682,572	-	8,682,572
Spain	2,753,116	102,791,462	-	105,544,578
Sweden	-	17,222,848	-	17,222,848
Switzerland	-	215,116,758	-	215,116,758
United Kingdom	33,303,760	454,506,506	-	487,810,266
Foreign Preferred Stocks
Germany	-	25,998,761	-	25,998,761
Foreign Rights
Switzerland	-	-	-	-
Common Stocks
United States	20,255,504	13,959,963	-	34,215,467
Short-Term Investments	83,294,087	-	-	83,294,087
Securities Lending Collateral	63,186,402	-	-	63,186,402

Total Investments in Securities - Assets	$301,226,411	$2,440,404,245	$-	$2,741,630,656

Financial Derivative Instruments - Assets
Futures Contracts	$381,707	$-	$-	$381,707

Total Financial Derivative Instruments - Assets	$381,707	$-	$-	$381,707

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares/Par Amount	Fair Value

Australia - 2.01% (Cost $4,263,423)

Common Stocks - 2.01%
BHP Group Ltd., Sponsored ADRA	104,200	$7,581,592

Belgium - 2.24% (Cost $6,414,791)

Common Stocks - 2.24%
Groupe Bruxelles Lambert S.A.B	77,312	8,454,426

Canada - 3.55%

Common Stocks - 3.55%
Nutrien Ltd.	106,000	5,850,140
Restaurant Brands International, Inc.	110,000	7,547,100

Total Common Stocks		13,397,240

Total Canada (Cost $10,895,560)		13,397,240

China/Hong Kong - 5.97%

Common Stocks - 5.97%
Alibaba Group Holding Ltd., Sponsored ADRC	31,200	7,205,640
Shangri-La Asia Ltd.B C	3,509,000	3,340,610
Swire Pacific Ltd., Class AB	500,000	4,038,384
Tencent Holdings Ltd., ADRA	100,000	7,966,000

Total Common Stocks		22,550,634

Total China (Cost $17,513,566)		22,550,634

France - 15.10%

Common Stocks - 15.10%
Accor S.A.B C	135,000	5,430,762
Bollore S.A.B	1,852,220	9,349,031
Bureau Veritas S.A.B C	327,998	9,810,213
Danone S.A.A B	54,400	3,833,851
EssilorLuxottica S.A.B	63,300	10,530,318
SanofiA B	86,081	9,026,499
Vivendi SEB	261,000	9,097,917

Total Common Stocks		57,078,591

Total France (Cost $44,243,531)		57,078,591

Germany - 15.96%

Common Stocks - 13.63%
adidas AGB C	24,000	7,411,259
Duerr AGB	148,982	6,261,516
GEA Group AGB	105,064	4,611,209
Infineon Technologies AGB	259,400	10,475,425
KION Group AGB	48,888	4,874,934
Siemens AG, Sponsored ADR	146,400	12,203,904
Software AGB	130,900	5,675,525

Total Common Stocks		51,513,772

Preferred Stocks - 2.33%

Henkel AG & Co. KGaAB D	76,800	8,821,237

Total Germany (Cost $39,878,625)		60,335,009

Ireland - 2.91% (Cost $7,611,535)

Common Stocks - 2.91%
CRH PLCB	232,375	10,980,518

See accompanying notes

14

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares/Par Amount	Fair Value

Japan - 21.77%

Common Stocks - 21.77%
Amano Corp.B	314,103	$8,536,398
Asahi Group Holdings Ltd.B	171,300	7,158,911
FANUC Corp.B	43,900	10,121,617
Hitachi Ltd.B	223,868	11,029,161
Hoya Corp.B	55,600	6,330,234
Kao Corp.B	74,200	4,766,118
Makita Corp.B	156,500	7,040,209
Rohm Co. Ltd.B	74,100	7,318,241
Sony Group Corp., Sponsored ADR	86,800	8,693,888
TBS Holdings, Inc.B	283,500	5,522,649
Toyota Industries Corp.B	71,800	5,751,037

Total Common Stocks		82,268,463

Total Japan (Cost $58,482,017)		82,268,463

Mexico - 2.77%

Common Stocks - 2.77%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	63,400	4,913,500
Grupo Televisa S.A.B., ADRC	450,000	5,571,000

Total Common Stocks		10,484,500

Total Mexico (Cost $7,905,254)		10,484,500

Republic of Korea - 3.10% (Cost $5,361,805)

Preferred Stocks - 3.10%
Samsung Electronics Co. Ltd.B D	178,800	11,733,768

South Africa - 1.19% (Cost $3,549,353)

Common Stocks - 1.19%
Impala Platinum Holdings Ltd.B	240,900	4,510,090

Spain - 1.37% (Cost $4,901,596)

Common Stocks - 1.37%
Applus Services S.A.B C	488,507	5,166,871

Switzerland - 6.87%

Common Stocks - 6.87%
Alcon, Inc.A C	103,000	7,769,290
Novartis AG, Sponsored ADR	78,000	6,648,720
Roche Holding AGB	10,900	3,551,324
UBS Group AGA C	522,460	7,988,413

Total Common Stocks		25,957,747

Total Switzerland (Cost $20,849,949)		25,957,747

Taiwan - 0.81% (Cost $1,158,352)

Common Stocks - 0.81%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	26,100	3,046,914

United Kingdom - 13.12%

Common Stocks - 13.12%
BP PLC, Sponsored ADR	304,000	7,648,640
Diageo PLC, Sponsored ADR	54,200	9,720,770
HSBC Holdings PLC, ADRA	201,700	6,297,074
IMI PLCB	306,800	6,756,703
Johnson Matthey PLCB	80,000	3,589,839
Smith & Nephew PLCB	184,000	3,989,613

See accompanying notes

15

American Beacon Tocqueville International Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares/Par Amount	Fair Value

United Kingdom - 13.12% (continued)

Common Stocks - 13.12% (continued)
Smiths Group PLCB	432,400	$9,703,377
Unilever PLC, Sponsored ADR	32,000	1,879,040

Total Common Stocks		49,585,056

Total United Kingdom (Cost $38,639,969)		49,585,056

SECURITIES LENDING COLLATERAL - 5.77% (Cost $21,797,557)

Investment Companies - 5.77%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	21,797,557	21,797,557

TOTAL INVESTMENTS - 104.51% (Cost $293,466,883)		394,928,976
LIABILITIES, NET OF OTHER ASSETS - (4.51%)		(17,026,506)

TOTAL NET ASSETS - 100.00%		$377,902,470

Percentages are stated as a percent of net assets.
A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $254,599,794 or 67.37% of net assets.

C Non-income producing security.

D A type of Preferred Stock that has no maturity date.

E 7-day yield.

F The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$7,581,592	$-	$-	$7,581,592
Belgium	-	8,454,426	-	8,454,426
Canada	13,397,240	-	-	13,397,240
China/Hong Kong	15,171,640	7,378,994	-	22,550,634
France	-	57,078,591	-	57,078,591
Germany	12,203,904	39,309,868	-	51,513,772
Ireland	-	10,980,518	-	10,980,518
Japan	8,693,888	73,574,575	-	82,268,463
Mexico	10,484,500	-	-	10,484,500
South Africa	-	4,510,090	-	4,510,090
Spain	-	5,166,871	-	5,166,871
Switzerland	22,406,423	3,551,324	-	25,957,747
Taiwan	3,046,914	-	-	3,046,914
United Kingdom	25,545,524	24,039,532	-	49,585,056
Foreign Preferred Stocks
Germany	-	8,821,237	-	8,821,237
Republic of Korea	-	11,733,768	-	11,733,768
Securities Lending Collateral	21,797,557	-	-	21,797,557

Total Investments in Securities - Assets	$140,329,182	$254,599,794	$-	$394,928,976

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

16

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$2,595,150,167	$373,131,419
Investments in affiliated securities, at fair value‡	146,480,489	21,797,557
Foreign currency, at fair value¤	1,023,999	-
Cash	5,511	-
Cash collateral held at broker for futures contracts	6,307,000	-
Dividends and interest receivable	10,942,090	697,687
Receivable for investments sold	3,199,582	3,474,587
Receivable for fund shares sold	2,839,574	634,811
Receivable for tax reclaims	4,976,816	2,515,085
Receivable for variation margin on open futures contracts (Note 5)	383,490	-
Prepaid expenses	119,908	44,681

Total assets	2,771,428,626	402,295,827

Liabilities:
Payable for investments purchased	9,134,740	1,615,734
Payable for foreign currency, at fair value^	-	363,499
Payable for fund shares redeemed	2,968,605	83,639
Payable for expense recoupment (Note 2)	4,913	56,352
Cash due to broker for futures contracts	1,553,125	-
Management and sub-advisory fees payable (Note 2)	2,384,123	211,596
Service fees payable (Note 2)	50,912	43,120
Transfer agent fees payable (Note 2)	138,582	18,475
Payable upon return of securities loaned (Note 9)§	63,186,402	21,797,557
Custody and fund accounting fees payable	277,955	83,029
Professional fees payable	132,474	41,727
Trustee fees payable (Note 2)	28,072	5,519
Payable for prospectus and shareholder reports	94,835	48,405
Other liabilities	36,264	24,705

Total liabilities	79,991,002	24,393,357

Net assets	$2,691,437,624	$377,902,470

Analysis of net assets:
Paid-in-capital	$2,354,390,412	$296,898,395
Total distributable earnings (deficits)A	337,047,212	81,004,075

Net assets	$2,691,437,624	$377,902,470

See accompanying notes

17

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	International Equity Fund	Tocqueville International Value Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	64,387,399		1,120,182

Y Class	41,481,810		7,462,256

Investor Class	6,317,091		10,630,604

Advisor Class	944,003		N/A

A Class	548,182		N/A

C Class	236,896		N/A

R6 Class	19,811,286		N/A

Net assets:
R5 Class	$1,278,618,363		$21,996,197

Y Class	$859,864,037		$146,463,381

Investor Class	$124,429,185		$209,442,892

Advisor Class	$19,140,219	$	N/A

A Class	$10,774,133	$	N/A

C Class	$4,490,980	$	N/A

R6 Class	$394,120,707	$	N/A

Net asset value, offering and redemption price per share:
R5 Class	$19.86		$19.64

Y Class	$20.73		$19.63

Investor Class	$19.70		$19.70

Advisor Class	$20.28	$	N/A

A Class	$19.65	$	N/A

A Class (offering price)	$20.85	$	N/A

C Class	$18.96	$	N/A

R6 Class	$19.89	$	N/A

† Cost of investments in unaffiliated securities	$2,201,014,774		$271,669,326
‡ Cost of investments in affiliated securities	$146,480,489		$21,797,557
§ Fair value of securities on loan	$111,001,014		$45,323,415
¤ Cost of foreign currency	$1,011,772		$-
^ Cost of payable for foreign currency	$-		$(366,071)

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

18

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2021 (Unaudited)

	International Equity Fund		Tocqueville International Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$33,413,449	A	$4,504,723	B
Dividend income from affiliated securities (Note 2)	3,160		199
Income derived from securities lending (Note 9)	121,120		35,362

Total investment income	33,537,729		4,540,284

Expenses:
Management and sub-advisory fees (Note 2)	7,791,474		1,402,123
Transfer agent fees:
R5 Class (Note 2)	180,424		5,437
Y Class (Note 2)	441,594		70,567
Investor Class	3,869		6,777
Advisor Class	860		-
A Class	1,618		-
C Class	1,399		-
R6 Class	10,095		-
Custody and fund accounting fees	342,877		48,777
Professional fees	118,845		42,492
Registration fees and expenses	73,752		28,203
Service fees (Note 2):
Investor Class	192,335		372,369
Advisor Class	23,264		-
A Class	8,629		-
C Class	2,303		-
Distribution fees (Note 2):
Advisor Class	24,104		-
A Class	14,081		-
C Class	22,004		-
Prospectus and shareholder report expenses	137,162		-
Trustee fees (Note 2)	94,734		15,780
Loan expense (Note 10)	6,417		1,679
Other expenses	135,464		21,092

Total expenses	9,627,304		2,015,296

Net fees waived and expenses (reimbursed) (Note 2)	-		(604)

Net expenses	9,627,304		2,014,692

Net investment income	23,910,425		2,525,592

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	92,435,287		24,386,244
Commission recapture (Note 1)	9,786		-
Foreign currency transactions	389,979		(172,872)
Futures contracts	16,846,551		-
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesD	616,702,983		62,054,935
Foreign currency transactions	(143,198)		34,726
Futures contracts	2,380,986		-

Net gain from investments	728,622,374		86,303,033

Net increase in net assets resulting from operations	$752,532,799		$88,828,625

† Foreign taxes	$3,508,812		$403,514

A Includes significant dividends from one issuer of $3,819,940.
B Includes significant dividends from one issuer of $940,165.
C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Changes in Net Assets

	International Equity Fund		Tocqueville International Value Fund
	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$23,910,425	$44,031,672	$2,525,592	$3,137,388
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	109,681,603	(109,117,617)	24,213,372	(41,543,654)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	618,940,771	(334,130,907)	62,089,661	27,876,142

Net increase (decrease) in net assets resulting from operations	752,532,799	(399,216,852)	88,828,625	(10,530,124)

Distributions to shareholders:
Total retained earnings:
R5 Class	(19,243,533)	(43,205,283)	(153,791)	(913,408)
Y Class	(12,813,335)	(24,303,477)	(658,999)	(5,529,636)
Investor Class	(1,252,478)	(5,738,579)	(746,996)	(5,612,764)
Advisor Class	(149,763)	(1,077,549)	-	-
A Class	(146,453)	(369,593)	-	-
C Class	(25,086)	(117,950)	-	-
R6 Class	(6,209,328)	(6,125,156)	-	-

Net distributions to shareholders	(39,839,976)	(80,937,587)	(1,559,786)	(12,055,808)

Capital share transactions (Note 11):
Proceeds from sales of shares	391,953,041	961,004,171	36,674,302	65,256,388
Reinvestment of dividends and distributions	38,609,524	76,255,966	1,341,676	9,872,145
Cost of shares redeemed	(496,695,344)	(1,375,328,666)	(103,179,734)	(318,581,846)

Net (decrease) in net assets from capital share transactions	(66,132,779)	(338,068,529)	(65,163,756)	(243,453,313)

Net increase (decrease) in net assets	646,560,044	(818,222,968)	22,105,083	(266,039,245)

Net assets:
Beginning of period	2,044,877,580	2,863,100,548	355,797,387	621,836,632

End of period	$2,691,437,624	$2,044,877,580	$377,902,470	$355,797,387

See accompanying notes

20

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

21

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

22

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedules:

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Tocqueville International Value Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon Tocqueville International Value Fund, and the Manager have entered into an Investment Advisory Agreement with Tocqueville Asset Management L.P. (“Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2021 were as follows:

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,505,710
Sub-Advisor Fees	0.26%	3,285,764

Total	0.61%	$7,791,474

Tocqueville International Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$656,418
Sub-Advisor Fees	0.40%	745,705

Total	0.75%	$1,402,123

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2021, the Manager received securities lending fees of $4,887 and $4,295 for the securities lending activities of International Equity Fund and Tocqueville International Value Fund, respectively.

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Investor, A and C Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager an annual fee up to 0.375% of the average daily net assets of the Investor Class, up to 0.25% of the average daily net assets of the A Class and up to 0.25% of the average daily net assets of the C Class. In addition, the Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and R5 Class. The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class, R5 Class and Investor Class including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees will be payable monthly in arrears. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$581,959
Tocqueville International Value	68,869

As of April 30, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$115,237
Tocqueville International Value	11,508

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	International Equity	$83,294,087	$-	$-	$3,160	$83,294,087
U.S. Government Money Market Select Fund	Securities Lending	International Equity	63,186,402	-	-	N/A	63,186,402
U.S. Government Money Market Select Fund	Direct	Tocqueville International Value	-	-	-	199	-
U.S. Government Money Market Select Fund	Securities Lending	Tocqueville International Value	21,797,557	-	-	N/A	21,797,557

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2021, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
International Equity	$37,941	$4,442	$42,383
Tocqueville International Value	2,727	1,475	4,202

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2021, the Tocqueville International Value Fund borrowed an average amount of $1,483,367 for 15 days at an average interest rate of 0.82% with interest charges earned of $505. This amount is included in “Interest income” on the Statement of Operations.

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the R6 Class of the International Equity Fund and the R5 and Y Classes of the Tocqueville International Value Fund to the extent that total operating expenses exceed the expense cap. During the period ended April 30, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2020 - 2/28/2021	3/1/2021 - 4/30/2021	Reimbursed Expenses	(Recouped) Expenses
International Equity	R6	0.69%	0.69%	$-	$(16,765	)*	2023-2024
Tocqueville International Value	R5	0.89%	0.89%	604	(1,418	)*	2023-2024
Tocqueville International Value	Y	0.99%	0.99%	-	-		2023-2024
Tocqueville International Value	Investor	1.25%	N/A	-	-		2023-2024

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statement of Operations

Of these amounts, $4,913 and $56,352 were disclosed as a Payable for Expense Recoupment on the Statements of Assets and Liabilities at April 30, 2021 for the International Equity Fund and Tocqueville International Value Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$3,462	$-	$-	2021-2022
International Equity	13,303	78,104	-	2022-2023
Tocqueville International Value	1,418	3,057	-	2022-2023

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2021, RID collected $13 for International Equity Fund from the sale of Class A Shares. The Tocqueville International Value Fund does not offer Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2021, there were no CDSC fees collected for the Class A Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2021, CDSC fees of $7 were collected for the Class C Shares of International Equity Fund. The Tocqueville International Value Fund does not offer Class C Shares.

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

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Notes to Financial Statements

April 30, 2021 (Unaudited)

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as

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otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended April 30, 2021 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment

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company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invest in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2021, the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2021
Fund	Purchased Contracts	Sold Contracts
International Equity	$144,173	$-

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2021, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2021
International Equity	660

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$-	$-	$-	$-	$381,707	$381,707

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$-	$–	$16,846,551	$16,846,551

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$2,380,986	$2,380,986

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements

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Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2021.

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$381,707	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$381,707	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(381,707)	$-

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$63,186,402	$—	$—	$—	$63,186,402

Total Borrowings	$63,186,402	$—	$—	$—	$63,186,402

Gross amount of recognized liabilities for securities lending transactions					$63,186,402

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Tocqueville International Value Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$21,797,557	$—	$—	$—	$21,797,557

Total Borrowings	$21,797,557	$—	$—	$—	$21,797,557

Gross amount of recognized liabilities for securities lending transactions					$21,797,557

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American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

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Notes to Financial Statements

April 30, 2021 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the

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Notes to Financial Statements

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Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

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Notes to Financial Statements

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Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to the Funds, direct fees and expenses. If the Funds invest in other investment companies, the Funds may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Funds’ shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Funds will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk, and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity	$2,381,552,872	$458,890,552	$(98,558,175)	$360,332,377
Tocqueville International Value	294,561,310	100,667,096	(199,285)	100,467,811

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$62,592,823	$89,404,879
Tocqueville International Value	6,777,051	38,111,036

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
International Equity	$562,518,532	$645,729,516
Tocqueville International Value	76,128,014	123,449,963

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2021 were as follows:

Fund	Type of Transaction	October 31, 2020 Shares/Fair Value	Purchases	Sales	April 30, 2021 Shares/Fair Value
International Equity	Direct	$55,081,499	$560,030,294	531,817,706	$83,294,087
International Equity	Securities Lending	5,030,543	127,492,437	69,336,578	63,186,402
Tocqueville International Value	Direct	11,592,030	72,687,128	84,279,158	-
Tocqueville International Value	Securities Lending	3,339,142	44,557,617	26,099,202	21,797,557

41

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
International Equity	$111,001,014	$63,186,402	$52,179,604	$115,366,006
Tocqueville International Value	45,323,415	21,797,557	25,624,061	47,421,618

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	7,612,007	$143,423,401	28,411,612	$413,054,584
Reinvestment of dividends	1,023,705	18,293,611	2,205,748	40,475,468
Shares redeemed	(10,027,791)	(186,735,425)	(47,892,354)	(714,194,178)

Net (decrease) in shares outstanding	(1,392,079)	$(25,018,413)	(17,274,994)	$(260,664,126)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	6,045,701	$114,204,782	15,009,570	$226,696,600
Reinvestment of dividends	680,368	12,695,662	1,184,510	22,683,362
Shares redeemed	(8,162,471)	(159,443,684)	(20,937,732)	(342,134,108)

Net (decrease) in shares outstanding	(1,436,402)	$(32,543,240)	(4,743,652)	$(92,754,146)

43

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,464,090	$47,520,602	1,943,992	$28,602,293
Reinvestment of dividends	68,848	1,222,060	311,501	5,672,429
Shares redeemed	(2,585,544)	(48,217,841)	(8,253,006)	(123,295,754)

Net increase (decrease) in shares outstanding	(52,606)	$524,821	(5,997,513)	$(89,021,032)

	Advisor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	52,551	$1,013,835	662,934	$9,904,449
Reinvestment of dividends	8,194	149,699	57,643	1,077,351
Shares redeemed	(213,245)	(4,083,002)	(2,124,838)	(34,005,957)

Net (decrease) in shares outstanding	(152,500)	$(2,919,468)	(1,404,261)	$(23,024,157)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	78,419	$1,453,855	248,254	$3,772,133
Reinvestment of dividends	8,158	144,484	20,020	364,173
Shares redeemed	(192,068)	(3,603,663)	(397,233)	(6,125,328)

Net (decrease) in shares outstanding	(105,491)	$(2,005,324)	(128,959)	$(1,989,022)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	27,054	$480,505	45,274	$697,918
Reinvestment of dividends	1,411	24,166	6,493	114,278
Shares redeemed	(36,870)	(673,764)	(165,810)	(2,343,389)

Net (decrease) in shares outstanding	(8,405)	$(169,093)	(114,043)	$(1,531,193)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	4,413,063	$83,856,061	19,524,226	$278,276,194
Reinvestment of dividends	339,656	6,079,842	319,483	5,868,905
Shares redeemed	(4,911,947)	(93,937,965)	(9,816,515)	(153,229,952)

Net increase (decrease) in shares outstanding	(159,228)	$(4,002,062)	10,027,194	$130,915,147

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	141,490	$2,690,675	254,151	$3,799,313
Reinvestment of dividends	8,607	153,726	56,556	910,567
Shares redeemed	(334,719)	(6,341,242)	(1,379,136)	(17,985,926)

Net (decrease) in shares outstanding	(184,622)	$(3,496,841)	(1,068,429)	$(13,276,046)

44

American Beacon FundsSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,433,114	$27,707,788	2,542,137	$38,027,861
Reinvestment of dividends	26,969	481,673	223,999	3,604,138
Shares redeemed	(2,776,722)	(49,701,867)	(8,650,732)	(124,089,686)

Net (decrease) in shares outstanding	(1,316,639)	$(21,512,406)	(5,884,596)	$(82,457,687)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Tocqueville International Value Fund	Shares	Amount	Shares	Amount
Shares sold	336,979	$6,275,839	1,585,655	$23,429,214
Reinvestment of dividends	39,369	706,277	331,320	5,357,440
Shares redeemed	(2,493,299)	(47,136,625)	(11,936,282)	(176,506,234)

Net (decrease) in shares outstanding	(2,116,951)	$(40,154,509)	(10,019,307)	$(147,719,580)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

45

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassAB
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020C	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.73		$18.06	$18.71	$20.88	$17.41	$18.79

Income (loss) from investment operations:
Net investment income	0.19	D	0.36	0.55	0.44	0.39	0.29
Net gains (losses) on investments (both realized and unrealized)	5.24		(3.15)	0.34	(1.95)	3.51	(1.24)

Total income (loss) from investment operations	5.43		(2.79)	0.89	(1.51)	3.90	(0.95)

Less distributions:
Dividends from net investment income	(0.30)		(0.54)	(0.40)	(0.35)	(0.43)	(0.27)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.30)		(0.54)	(1.54)	(0.66)	(0.43)	(0.43)

Net asset value, end of period	$19.86		$14.73	$18.06	$18.71	$20.88	$17.41

Total returnE	37.08	%F	(16.04)%	5.94%	(7.55)%	22.94%	(5.07)%

Ratios and supplemental data:
Net assets, end of period	$1,278,618,363		$968,859,543	$1,499,867,401	$1,613,462,237	$1,644,165,106	$1,450,052,040
Ratios to average net assets:
Expenses, before reimbursements	0.71	%G	0.72%	0.73%	0.73%	0.73%	0.69%
Expenses, net of reimbursements	0.71	%G	0.72%	0.73%	0.73%	0.73%	0.69%
Net investment income, before expense reimbursements	1.92	%G	1.83%	2.93%	2.17%	2.01%	2.22%
Net investment income, net of reimbursements	1.92	%G	1.83%	2.93%	2.17%	2.01%	2.22%
Portfolio turnover rate	23	%F	77%	36%	29%	32%	25%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

D	Net investment income includes significant dividend payment from Tesco PLC, amounting to $0.0284.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

46

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$15.36		$18.81	$19.42	$21.64	$18.03	$19.46

Income (loss) from investment operations:
Net investment income	0.18	B	0.36	0.54	0.46	0.38	0.41
Net gains (losses) on investments (both realized and unrealized)	5.47		(3.28)	0.37	(2.04)	3.65	(1.40)

Total income (loss) from investment operations	5.65		(2.92)	0.91	(1.58)	4.03	(0.99)

Less distributions:
Dividends from net investment income	(0.28)		(0.53)	(0.38)	(0.33)	(0.42)	(0.28)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.28)		(0.53)	(1.52)	(0.64)	(0.42)	(0.44)

Net asset value, end of period	$20.73		$15.36	$18.81	$19.42	$21.64	$18.03

Total returnC	37.02	%D	(16.09)%	5.83%	(7.58)%	22.84%	(5.14)%

Ratios and supplemental data:
Net assets, end of period	$859,864,037		$659,159,857	$896,442,437	$904,847,058	$1,029,629,647	$820,596,038
Ratios to average net assets:
Expenses, before reimbursements	0.78	%E	0.80%	0.80%	0.80%	0.80%	0.77%
Expenses, net of reimbursements	0.78	%E	0.80%	0.80%	0.80%	0.80%	0.77%
Net investment income, before expense reimbursements	1.82	%E	1.77%	2.87%	2.10%	1.95%	2.43%
Net investment income, net of reimbursements	1.82	%E	1.77%	2.87%	2.10%	1.95%	2.43%
Portfolio turnover rate	23	%D	77%	36%	29%	32%	25%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0292.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.57		$17.87	$18.52	$20.67	$17.24	$18.60

Income (loss) from investment operations:
Net investment income	0.16	B	0.40	0.49	0.41	0.35	0.34
Net gains (losses) on investments (both realized and unrealized)	5.19		(3.22)	0.33	(1.97)	3.45	(1.33)

Total income (loss) from investment operations	5.35		(2.82)	0.82	(1.56)	3.80	(0.99)

Less distributions:
Dividends from net investment income	(0.22)		(0.48)	(0.33)	(0.28)	(0.37)	(0.21)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.22)		(0.48)	(1.47)	(0.59)	(0.37)	(0.37)

Net asset value, end of period	$19.70		$14.57	$17.87	$18.52	$20.67	$17.24

Total returnC	36.87	%D	(16.33)%	5.55%	(7.86)%	22.50%	(5.38)%

Ratios and supplemental data:
Net assets, end of period	$124,429,185		$92,817,287	$221,043,036	$250,804,403	$316,589,769	$334,895,337
Ratios to average net assets:
Expenses, before reimbursements	1.04	%E	1.07%	1.05%	1.06%	1.07%	1.06%
Expenses, net of reimbursements	1.04	%E	1.07%	1.05%	1.06%	1.07%	1.06%
Net investment income, before expense reimbursements	1.64	%E	1.35%	2.59%	1.83%	1.69%	1.95%
Net investment income, net of reimbursements	1.64	%E	1.35%	2.59%	1.83%	1.69%	1.95%
Portfolio turnover rate	23	%D	77%	36%	29%	32%	25%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0267.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

48

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020B	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.94		$18.31	$18.93	$21.15	$17.62	$19.01

Income (loss) from investment operations:
Net investment income	0.17	C	0.37	0.43	0.36	0.23	0.35
Net gains (losses) on investments (both realized and unrealized)	5.32		(3.29)	0.39	(1.99)	3.64	(1.37)

Total income (loss) from investment operations	5.49		(2.92)	0.82	(1.63)	3.87	(1.02)

Less distributions:
Dividends from net investment income	(0.15)		(0.45)	(0.30)	(0.28)	(0.34)	(0.21)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.15)		(0.45)	(1.44)	(0.59)	(0.34)	(0.37)

Net asset value, end of period	$20.28		$14.94	$18.31	$18.93	$21.15	$17.62

Total returnD	36.83	%E	(16.43)%	5.38%	(7.99)%	22.38%	(5.40)%

Ratios and supplemental data:
Net assets, end of period	$19,140,219		$16,387,094	$45,797,068	$48,571,916	$55,715,606	$23,692,313
Ratios to average net assets:
Expenses, before reimbursements	1.18	%F	1.20%	1.20%	1.20%	1.20%	1.19%
Expenses, net of reimbursements	1.18	%F	1.20%	1.20%	1.20%	1.20%	1.19%
Net investment income, before expense reimbursements	1.40	%F	1.34%	2.40%	1.70%	1.51%	1.87%
Net investment income, net of reimbursements	1.40	%F	1.34%	2.40%	1.70%	1.51%	1.87%
Portfolio turnover rate	23	%E	77%	36%	29%	32%	25%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0277.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

49

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$14.55		$17.85	$18.50	$20.63	$17.23	$18.59

Income (loss) from investment operations:
Net investment income	0.13	B	0.21	0.45	0.38	0.30	0.32
Net gains (losses) on investments (both realized and unrealized)	5.20		(3.04)	0.36	(1.95)	3.48	(1.30)

Total income (loss) from investment operations	5.33		(2.83)	0.81	(1.57)	3.78	(0.98)

Less distributions:
Dividends from net investment income	(0.23)		(0.47)	(0.32)	(0.25)	(0.38)	(0.22)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.23)		(0.47)	(1.46)	(0.56)	(0.38)	(0.38)

Net asset value, end of period	$19.65		$14.55	$17.85	$18.50	$20.63	$17.23

Total returnC	36.80	%D	(16.37)%	5.46%	(7.89)%	22.43%	(5.34)%

Ratios and supplemental data:
Net assets, end of period	$10,774,133		$9,512,972	$13,973,709	$14,141,551	$17,829,657	$18,673,142
Ratios to average net assets:
Expenses, before reimbursements	1.11	%E	1.13%	1.15%	1.08%	1.12%	1.07%
Expenses, net of reimbursements	1.11	%E	1.13%	1.15%	1.08%	1.12%	1.07%
Net investment income, before expense reimbursements	1.45	%E	1.35%	2.50%	1.80%	1.65%	1.94%
Net investment income, net of reimbursements	1.45	%E	1.35%	2.50%	1.80%	1.65%	1.94%
Portfolio turnover rate	23	%D	77%	36%	29%	32%	25%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0272.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$13.99		$17.18	$17.84	$19.93	$16.73	$18.09

Income (loss) from investment operations:
Net investment income	0.06	B	0.01	0.29	0.22	0.17	0.18
Net gains (losses) on investments (both realized and unrealized)	5.01		(2.86)	0.37	(1.87)	3.36	(1.28)

Total income (loss) from investment operations	5.07		(2.85)	0.66	(1.65)	3.53	(1.10)

Less distributions:
Dividends from net investment income	(0.10)		(0.34)	(0.18)	(0.13)	(0.33)	(0.10)
Distributions from net realized gains	-		-	(1.14)	(0.31)	-	(0.16)

Total distributions	(0.10)		(0.34)	(1.32)	(0.44)	(0.33)	(0.26)

Net asset value, end of period	$18.96		$13.99	$17.18	$17.84	$19.93	$16.73

Total returnC	36.33	%D	(16.98)%	4.69%	(8.52)%	21.50%	(6.12)%

Ratios and supplemental data:
Net assets, end of period	$4,490,980		$3,431,934	$6,174,460	$6,625,329	$7,622,425	$2,945,246
Ratios to average net assets:
Expenses, before reimbursements	1.84	%E	1.86%	1.87%	1.81%	1.88%	1.85%
Expenses, net of reimbursements	1.84	%E	1.86%	1.87%	1.81%	1.88%	1.85%
Net investment income, before expense reimbursements	0.77	%E	0.61%	1.73%	1.08%	0.96%	1.12%
Net investment income, net of reimbursements	0.77	%E	0.61%	1.73%	1.08%	0.96%	1.12%
Portfolio turnover rate	23	%D	77%	36%	29%	32%	25%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0270.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

51

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,			February 28, 2017B to October 31,

	2021		2020A	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$14.76		$18.08	$18.73	$20.89	$17.80

Income from investment operations:
Net investment income	0.17	C	0.39	0.51	0.39	0.08
Net gains (losses) on investments (both realized and unrealized)	5.26		(3.16)	0.39	(1.88)	3.01

Total income (loss) from investment operations	5.43		(2.77)	0.90	(1.49)	3.09

Less distributions:
Dividends from net investment income	(0.30)		(0.55)	(0.41)	(0.36)	–
Distributions from net realized gains	–		–	(1.14)	(0.31)	–

Total distributions	(0.30)		(0.55)	(1.55)	(0.67)	–

Net asset value, end of period	$19.89		$14.76	$18.08	$18.73	$20.89

Total returnD	37.04	%E	(15.93)%	5.98%	(7.47)%	17.36	%E

Ratios and supplemental data:
Net assets, end of period	$394,120,707		$294,708,893	$179,802,437	$48,725,523	$6,367,999
Ratios to average net assets:
Expenses, before reimbursements	0.69	%F	0.72%	0.70%	0.70%	0.89	%F
Expenses, net of reimbursements	0.69	%F	0.69%	0.66%	0.66%	0.66	%F
Net investment income, before expense reimbursements	1.91	%F	1.88%	3.09%	2.11%	1.63	%F
Net investment income, net of reimbursements	1.91	%F	1.91%	3.13%	2.15%	1.85	%F
Portfolio turnover rate	23	%E	77%	36%	29%	32	%G

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Commencement of operations.
C	Net investment income includes significant dividend payment from Tesco PLC amounting to $0.0285.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

52

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	January 22, 2019B to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$15.58		$15.65	$14.78

Income from investment operations:
Net investment income	0.11	C	0.03	0.21
Net gains on investments (both realized and unrealized)	4.07		0.29	0.66

Total income from investment operations	4.18		0.32	0.87

Less distributions:
Dividends from net investment income	(0.12)		(0.39)	–

Total distributions	(0.12)		(0.39)	–

Net asset value, end of period	$19.64		$15.58	$15.65

Total returnD	26.90	%E	1.94%	5.89	%E

Ratios and supplemental data:
Net assets, end of period	$21,996,197		$20,327,704	$37,138,368
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.90	%F	0.91%	0.93	%F
Expenses, net of reimbursements or recoupments	0.89	%F	0.89%	0.89	%F
Net investment income, before expense reimbursements or recoupments	1.51	%F	0.84%	2.18	%F
Net investment income, net of reimbursements or recoupments	1.52	%F	0.86%	2.22	%F
Portfolio turnover rate	21	%E	28%	35	%G

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes significant dividend payment from Siemens AG amounting to $0.0493.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover is for the period ended herein.

See accompanying notes

53

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020	January 22, 2019A to October 31, 2019

	(unaudited)
Net asset value, beginning of period	$15.56		$15.64	$14.78

Income from investment operations:
Net investment income	0.12	B	0.05	0.23
Net gains on investments (both realized and unrealized)	4.05		0.25	0.63

Total income from investment operations	4.17		0.30	0.86

Less distributions:
Dividends from net investment income	(0.10)		(0.38)	-

Total distributions	(0.10)		(0.38)	-

Net asset value, end of period	$19.63		$15.56	$15.64

Total returnC	26.83	%D	1.84%	5.82	%D

Ratios and supplemental data:
Net assets, end of period	$146,463,381		$136,563,697	$229,275,205
Ratios to average net assets:
Expenses, before reimbursements	0.94	%E	0.99%	0.98	%E
Expenses, net of reimbursements	0.94	%E	0.99%	0.98	%E
Net investment income, before expense reimbursements	1.48	%E	0.78%	2.10	%E
Net investment income, net of reimbursements	1.48	%E	0.78%	2.10	%E
Portfolio turnover rate	21	%D	28%	35	%F

A	Commencement of operations.
B	Net investment income includes significant dividend payment from Siemens AG amounting to $0.0489.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover is for the period ended herein.

See accompanying notes

54

American Beacon Tocqueville International Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018		2017		2016

	(unaudited)
Net asset value, beginning of period	$15.60		$15.61	$15.06	$17.58		$14.44		$14.59

Income (loss) from investment operations:
Net investment income	0.19	B	0.25	0.40	0.24	A	0.14	A	0.14	A
Net gains (losses) on investments (both realized and unrealized)	3.97		0.01	0.34	(2.53)		3.23		0.14

Total income (loss) from investment operations	4.16		0.26	0.74	(2.29)		3.37		0.28

Less distributions:
Dividends from net investment income	(0.06)		(0.27)	(0.19)	(0.17)		(0.15)		(0.25)
Distributions from net realized gains	-		-	-	(0.06)		(0.08)		(0.18)

Total distributions	(0.06)		(0.27)	(0.19)	(0.23)		(0.23)		(0.43)

Net asset value, end of period	$19.70		$15.60	$15.61	$15.06		$17.58		$14.44

Total returnC	26.71	%D	1.63%	5.03%	(13.20)%		23.70%		2.00%

Ratios and supplemental data:
Net assets, end of period	$209,442,892		$198,905,986	$355,423,059	$1,060,000,108		$1,120,993,795		$525,808,058
Ratios to average net assets:
Expenses, before reimbursements	1.18	%E	1.18%	1.29%	1.48%		1.53%		1.58%
Expenses, net of reimbursements	1.18	%E	1.18%	1.18%	1.25%		1.25%		1.25%
Net investment income, before expense reimbursements	1.26	%E	0.63%	1.42%	1.09%		0.73%		0.90%
Net investment income, net of reimbursements	1.26	%E	0.63%	1.53%	1.32%		1.01%		1.23%
Portfolio turnover rate	21	%D	28%	35%	25%		22%		26%

A	Net investment income per share is calculated using the ending balance prior to consideration or adjustment for permanent book-to-tax differences.
B	Net investment income includes significant dividend payment from Siemens AG amounting to $0.0489.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

55

Disclosure Regarding Approval of Management and Investment Advisory Agreements (Unaudited)

Approval related to the American Beacon International Equity Fund

At their August 17-18, 2020 meetings, the Board of Trustees (the “Board”) of American Beacon Funds (the “Trust”) considered the approval of an amendment to an existing investment advisory agreement (the “Agreement”) on behalf of the American Beacon International Equity Fund (the “Fund”) to reflect a reduction in the fee rate payable to Lazard Asset Management LLC (“Lazard”), which is one of the Fund’s investment advisers. In particular, the Board considered an amendment to the Agreement among American Beacon Advisors, Inc. (the “Manager”), Lazard and the Trust, on behalf of the Fund (the “Amendment”).

The Board determined that it did not need to consider certain factors that it typically considers during its review of investment advisory agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by Lazard at the Board’s May 14, 2020 and June 3-4, 2020 meetings in connection with its annual renewal of the Agreement. Additionally, the Board considered that, other than reducing the sub-advisory fee rate included in the Agreement, the Amendment would not result in any other changes to the information considered by the Board during its annual review meetings on May 14, 2020 and June 3-4, 2020, including the nature, extent and quality of services provided to the Fund and the personnel providing day-to-day services for the Fund.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, or Lazard, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory fee rate is fair and reasonable and the approval of the Amendment is in the best interests of the Fund, and approved the Amendment.

56

Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

57

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon International Equity Fund and American Beacon Tocqueville International Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

April 30, 2021

LARGE CAP VALUE FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by goingto www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

LCV 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND RISKS

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 43.53% for the six months ended April 30, 2021, outperforming the Russell 1000® Value Index (the “Index”) return of 36.30% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AADEX	43.78%	56.95%	12.54%	13.23%	11.10%
Y Class (1,6)	ABLYX	43.72%	56.79%	12.44%	13.15%	11.01%
Investor Class (1,6)	AAGPX	43.53%	56.36%	12.16%	12.85%	10.72%
Advisor Class (1,6)	AVASX	43.45%	56.19%	12.01%	12.69%	10.57%
A Class without sales charge (1,2,6)	ALVAX	43.53%	56.36%	12.12%	12.81%	10.63%
A Class with sales charge (1,2,6)	ALVAX	35.27%	47.40%	9.93%	11.49%	9.98%
C Class without sales charge (1,3,6)	ALVCX	43.07%	55.28%	11.36%	12.04%	9.84%
C Class with sales charge (1,3,6)	ALVCX	42.07%	54.28%	11.36%	12.04%	9.84%
R6 Class (1,4,6)	AALRX	43.83%	57.01%	12.58%	13.27%	11.12%

Russell 1000® Value Index (5)		36.30%	45.92%	12.30%	12.15%	11.13%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.	A Class shares have a maximum sales charge of 5.75%.

3.

A portion of the fees charged to the C Class was waived from 2010 through 2012, partially recovered in 2013 and 2014, and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown for 2010 through 2012 and for 2018. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/11 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/11. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception. Performance prior to waiving fees was lower than the actual returns shown since 2017.

5.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Large Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 1000 Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell 1000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C and R6 Class shares were 0.63%, 0.70%, 0.96%, 1.10%, 1.00%, 1.68%, and 0.62%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both stock selection and sector allocation for the six-month period.

The Fund’s stock selections in the Financials and Communication Services sectors contributed the most to outperformance. In the Financials sector, Wells Fargo + Co. (up 112.8%), Goldman Sachs Group, Inc. (up 88.3%) and Citigroup, Inc. (up 73.6%) were the largest contributors. Positions in News Corp Class A (up 107.8%) and Discovery,

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

Inc., Class C (up 100.8%) boosted Fund returns in the Communication Services sector. In contrast, stock selections in the Information Technology sector partially offset relative performance. Within this sector, a position in QUALCOMM, Inc. (up 14.2%) dragged on relative performance.

Sector allocation boosted relative performance, led by an overweight to Financials (up 56.7%) and an underweight to Consumer Staples (up 15.2%). However, the Fund’s slight underweight position in Consumer Discretionary (up 38.2%) somewhat muted relative performance during the period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.2
Wells Fargo & Co.		2.6
American International Group, Inc.		2.4
JPMorgan Chase & Co.		2.4
Comcast Corp., Class A		2.3
Goldman Sachs Group, Inc.		2.1
Anthem, Inc.		2.0
Medtronic PLC		1.8
General Electric Co.		1.4
US Bancorp		1.4

Total Fund Holdings	164

Sector Allocation (% Equities)
Financials		27.6
Industrials		15.3
Health Care		13.5
Information Technology		10.3
Consumer Discretionary		7.6
Energy		6.9
Communication Services		6.0
Consumer Staples		4.3
Utilities		4.0
Materials		3.5
Real Estate		1.0

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon Large Cap Value Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,437.80	$3.75
Hypothetical**	$1,000.00	$1,021.72	$3.11
Y Class
Actual	$1,000.00	$1,437.20	$4.23
Hypothetical**	$1,000.00	$1,021.32	$3.51
Investor Class
Actual	$1,000.00	$1,435.30	$5.74
Hypothetical**	$1,000.00	$1,020.08	$4.76
Advisor Class
Actual	$1,000.00	$1,434.50	$6.64
Hypothetical**	$1,000.00	$1,019.34	$5.51
A Class
Actual	$1,000.00	$1,435.30	$6.04
Hypothetical**	$1,000.00	$1,019.84	$5.01
C Class
Actual	$1,000.00	$1,430.70	$10.19
Hypothetical**	$1,000.00	$1,016.41	$8.45
R6 Class
Actual	$1,000.00	$1,438.30	$3.63
Hypothetical**	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.62%, 0.70%, 0.95%, 1.10%, 1.00%, 1.69%, and 0.60% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21%

Communication Services - 5.87%

Diversified Telecommunication Services - 0.10%
Verizon Communications, Inc.	69,789	$4,033,106

Interactive Media & Services - 0.74%
Alphabet, Inc., Class AA	13,500	31,772,250

Media - 4.50%
Altice USA, Inc., Class AA	845,082	30,684,928
Comcast Corp., Class A	1,725,115	96,865,207
Discovery, Inc., Class CA	767,200	24,788,232
Interpublic Group of Cos., Inc.	242,700	7,705,725
News Corp., Class A	959,200	25,126,244
Omnicom Group, Inc.	91,878	7,557,884

		192,728,220

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	1,190,650	22,562,818

Total Communication Services		251,096,394

Consumer Discretionary - 7.39%

Auto Components - 0.98%
Adient PLCA	134,798	6,246,539
Goodyear Tire & Rubber Co.A	361,200	6,216,252
Magna International, Inc.	312,600	29,515,692

		41,978,483

Automobiles - 1.15%
General Motors Co.	673,332	38,528,057
Harley-Davidson, Inc.	219,112	10,598,447

		49,126,504

Hotels, Restaurants & Leisure - 1.88%
Aramark	917,471	35,662,098
Booking Holdings, Inc.A	5,000	12,330,400
Las Vegas Sands Corp.	440,195	26,966,345
Marriott International, Inc., Class AA	35,840	5,322,957

		80,281,800

Household Durables - 0.50%
Lennar Corp., Class A	205,121	21,250,536

Multiline Retail - 0.65%
Dollar General Corp.	128,834	27,667,102

Specialty Retail - 1.68%
Advance Auto Parts, Inc.	179,312	35,891,090
Lowe’s Cos., Inc.	183,908	36,091,945

		71,983,035

Textiles, Apparel & Luxury Goods - 0.55%
Ralph Lauren Corp.	178,272	23,761,875

Total Consumer Discretionary		316,049,335

Consumer Staples - 4.20%

Beverages - 1.70%
Coca-Cola European Partners PLC	730,337	41,497,748

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Consumer Staples - 4.20% (continued)

Beverages - 1.70% (continued)
Diageo PLC, Sponsored ADR	115,623	$20,736,985
PepsiCo, Inc.	72,182	10,405,757

		72,640,490

Food Products - 1.08%
Archer-Daniels-Midland Co.	126,355	7,976,791
JM Smucker Co.	28,673	3,755,876
Mondelez International, Inc., Class A	207,800	12,636,318
Nestle S.A., Sponsored ADR	181,848	21,736,292

		46,105,277

Household Products - 0.67%
Colgate-Palmolive Co.	128,990	10,409,493
Kimberly-Clark Corp.	76,151	10,152,451
Reckitt Benckiser Group PLC, Sponsored ADRB	459,464	8,325,488

		28,887,432

Personal Products - 0.59%
Unilever PLC, Sponsored ADR	426,800	25,061,696

Tobacco - 0.16%
Philip Morris International, Inc.	71,970	6,837,150

Total Consumer Staples		179,532,045

Energy - 6.74%

Energy Equipment & Services - 1.04%
Baker Hughes Co.	320,000	6,425,600
Halliburton Co.	708,800	13,864,128
NOV, Inc.	1,096,500	16,392,675
Schlumberger N.V.	301,200	8,147,460

		44,829,863

Oil, Gas & Consumable Fuels - 5.70%
APA Corp.	1,242,400	24,848,000
Chevron Corp.	311,150	32,070,230
ConocoPhillips	201,124	10,285,481
EOG Resources, Inc.	101,065	7,442,427
Hess Corp.	703,743	52,435,891
Marathon Oil Corp.	2,839,086	31,968,108
Marathon Petroleum Corp.	181,580	10,104,927
Murphy Oil Corp.	186,870	3,163,709
Phillips 66	560,516	45,351,350
Pioneer Natural Resources Co.	44,154	6,792,210
Royal Dutch Shell PLC, Class A, Sponsored ADR	508,922	19,339,036

		243,801,369

Total Energy		288,631,232

Financials - 26.82%

Banks - 11.50%
Bank of America Corp.	707,062	28,657,223
CIT Group, Inc.	196,900	10,492,801
Citigroup, Inc.	1,895,674	135,047,816
Citizens Financial Group, Inc.	310,953	14,390,905
JPMorgan Chase & Co.	662,556	101,907,738
PNC Financial Services Group, Inc.	97,130	18,158,454

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Financials - 26.82% (continued)

Banks - 11.50% (continued)
Truist Financial Corp.	199,953	$11,859,212
US Bancorp	1,001,554	59,442,230
Wells Fargo & Co.	2,486,442	112,014,212

		491,970,591

Capital Markets - 5.18%
Bank of New York Mellon Corp.	447,600	22,326,288
BlackRock, Inc.	23,779	19,482,135
Goldman Sachs Group, Inc.	252,721	88,060,633
Moody’s Corp.	23,689	7,739,433
Morgan Stanley	239,575	19,776,916
Nasdaq, Inc.	159,086	25,698,752
Northern Trust Corp.	168,834	19,213,309
State Street Corp.	173,880	14,597,226
T Rowe Price Group, Inc.	27,108	4,857,754

		221,752,446

Consumer Finance - 2.18%
American Express Co.	311,555	47,776,959
Discover Financial Services	70,200	8,002,800
Navient Corp.	921,813	15,514,113
SLM Corp.	1,109,687	21,816,446

		93,110,318

Diversified Financial Services - 0.87%
Berkshire Hathaway, Inc., Class BA	80,400	22,105,980
Equitable Holdings, Inc.	438,100	14,996,163

		37,102,143

Insurance - 7.09%
American International Group, Inc.	2,095,707	101,537,004
Aon PLC, Class A	133,170	33,484,265
Chubb Ltd.	280,881	48,196,371
Hartford Financial Services Group, Inc.	261,400	17,241,944
Marsh & McLennan Cos., Inc.	201,924	27,401,087
Progressive Corp.	143,335	14,439,568
Travelers Cos., Inc.	262,705	40,629,955
Willis Towers Watson PLC	79,815	20,660,911

		303,591,105

Total Financials		1,147,526,603

Health Care - 13.08%

Biotechnology - 0.12%
Biogen, Inc.A	18,700	4,999,071

Health Care Equipment & Supplies - 3.55%
Abbott Laboratories	171,274	20,566,582
Boston Scientific Corp.A	494,788	21,572,757
Danaher Corp.	95,000	24,124,300
Medtronic PLC	583,237	76,357,388
Zimmer Biomet Holdings, Inc.	52,867	9,365,918

		151,986,945

Health Care Providers & Services - 5.75%
Anthem, Inc.	226,153	85,800,186

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Health Care - 13.08% (continued)

Health Care Providers & Services - 5.75% (continued)
Centene Corp.A	209,600	$12,940,704
Cigna Corp.	137,774	34,307,104
CVS Health Corp.	432,233	33,022,601
HCA Healthcare, Inc.	37,000	7,439,220
Humana, Inc.	24,300	10,819,332
McKesson Corp.	66,837	12,535,948
UnitedHealth Group, Inc.	123,240	49,148,112

		246,013,207

Life Sciences Tools & Services - 0.57%
Thermo Fisher Scientific, Inc.	51,693	24,307,599

Pharmaceuticals - 3.09%
Bristol-Myers Squibb Co.	138,600	8,651,412
GlaxoSmithKline PLC, Sponsored ADRB	489,434	18,275,466
Johnson & Johnson	300,094	48,834,297
Merck & Co., Inc.	235,347	17,533,351
Pfizer, Inc.	550,433	21,274,235
Roche Holding AG, Sponsored ADR	132,056	5,376,000
Sanofi, ADRB	236,364	12,378,383

		132,323,144

Total Health Care		559,629,966

Industrials - 14.89%

Aerospace & Defense - 2.99%
General Dynamics Corp.	166,049	31,587,501
Lockheed Martin Corp.	32,621	12,414,248
Northrop Grumman Corp.	78,091	27,678,574
Raytheon Technologies Corp.	677,842	56,423,568

		128,103,891

Air Freight & Logistics - 0.55%
FedEx Corp.	81,200	23,573,172

Building Products - 1.17%
Johnson Controls International PLC	311,273	19,404,759
Masco Corp.	225,107	14,379,835
Trane Technologies PLC	92,280	16,041,032

		49,825,626

Construction & Engineering - 1.50%
AECOMA	568,633	37,774,290
Fluor Corp.A	182,300	4,189,254
Quanta Services, Inc.	229,169	22,146,892

		64,110,436

Electrical Equipment - 0.80%
Eaton Corp. PLC	149,689	21,395,049
Emerson Electric Co.	142,584	12,902,426

		34,297,475

Industrial Conglomerates - 2.25%
General Electric Co.	4,540,700	59,573,984
Honeywell International, Inc.	165,341	36,877,657

		96,451,641

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Industrials - 14.89% (continued)

Machinery - 3.97%
CNH Industrial N.V.	1,792,339	$26,598,311
Cummins, Inc.	79,397	20,011,220
Deere & Co.	70,032	25,971,367
Illinois Tool Works, Inc.	106,861	24,627,186
Otis Worldwide Corp.	58,384	4,546,362
PACCAR, Inc.	77,851	6,997,248
Stanley Black & Decker, Inc.	268,643	55,547,313
Westinghouse Air Brake Technologies Corp.	66,621	5,467,586

		169,766,593

Professional Services - 0.38%
Equifax, Inc.	71,504	16,390,862

Road & Rail - 1.28%
Canadian National Railway Co.	71,721	7,720,765
JB Hunt Transport Services, Inc.	154,649	26,400,131
Union Pacific Corp.	92,331	20,505,792

		54,626,688

Total Industrials		637,146,384

Information Technology - 9.99%

Communications Equipment - 0.86%
F5 Networks, Inc.A	114,400	21,365,344
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,123,820	15,497,478

		36,862,822

Electronic Equipment, Instruments & Components - 0.93%
Corning, Inc.	487,140	21,536,459
TE Connectivity Ltd.	135,400	18,207,238

		39,743,697

IT Services - 2.44%
Accenture PLC, Class A	125,910	36,510,123
Cognizant Technology Solutions Corp., Class A	391,630	31,487,052
Fidelity National Information Services, Inc.	110,422	16,883,524
Fiserv, Inc.A	162,138	19,476,016

		104,356,715

Semiconductors & Semiconductor Equipment - 3.49%
Analog Devices, Inc.	63,843	9,778,194
Broadcom, Inc.	78,045	35,604,129
Intel Corp.	222,863	12,821,308
NXP Semiconductors N.V.	60,694	11,684,202
QUALCOMM, Inc.	147,250	20,438,300
Texas Instruments, Inc.	327,330	59,086,338

		149,412,471

Software - 1.87%
Microsoft Corp.	139,108	35,080,256
Oracle Corp.	591,442	44,825,389

		79,905,645

Technology Hardware, Storage & Peripherals - 0.40%
Hewlett Packard Enterprise Co.	1,086,044	17,398,425

Total Information Technology		427,679,775

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.21% (continued)

Materials - 3.37%

Chemicals - 3.10%
Corteva, Inc.	748,611	$36,502,272
DuPont de Nemours, Inc.	114,481	8,827,630
International Flavors & Fragrances, Inc.	310,283	44,112,934
PPG Industries, Inc.	152,779	26,161,876
Sherwin-Williams Co.	61,481	16,837,802

		132,442,514

Containers & Packaging - 0.27%
International Paper Co.	202,786	11,761,588

Total Materials		144,204,102

Real Estate - 0.93%

Equity Real Estate Investment Trusts (REITs) - 0.93%
MGM Growth Properties LLC, Class A	964,670	34,747,414
Public Storage	18,332	5,154,225

		39,901,639

Total Real Estate		39,901,639

Utilities - 3.93%

Electric Utilities - 3.45%
American Electric Power Co., Inc.	118,589	10,520,030
Duke Energy Corp.	291,295	29,330,494
Edison International	372,721	22,158,263
Exelon Corp.	386,285	17,359,648
PPL Corp.	1,016,454	29,609,305
Southern Co.	474,025	31,366,234
Xcel Energy, Inc.	101,217	7,216,772

		147,560,746

Multi-Utilities - 0.48%
Dominion Energy, Inc.	257,311	20,559,149

Total Utilities		168,119,895

Total Common Stocks (Cost $2,687,968,835)		4,159,517,370

SHORT-TERM INVESTMENTS - 2.64% (Cost $112,857,015)

Investment Companies - 2.64%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	112,857,015	112,857,015

SECURITIES LENDING COLLATERAL - 0.13% (Cost $5,590,724)

Investment Companies - 0.13%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	5,590,724	5,590,724

TOTAL INVESTMENTS - 99.98% (Cost $2,806,416,574)		4,277,965,109
OTHER ASSETS, NET OF LIABILITIES - 0.02%		911,112

TOTAL NET ASSETS - 100.00%		$4,278,876,221

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	525	June 2021	$109,571,358	$109,578,000	$6,642

			$109,571,358	$109,578,000	$6,642

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,159,517,370	$-	$-	$4,159,517,370
Short-Term Investments	112,857,015	-	-	112,857,015
Securities Lending Collateral	5,590,724	-	-	5,590,724

Total Investments in Securities - Assets	$4,277,965,109	$-	$-	$4,277,965,109

Financial Derivative Instruments - Assets
Futures Contracts	$6,642	$-	$-	$6,642

Total Financial Derivative Instruments - Assets	$6,642	$-	$-	$6,642

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$4,159,517,370
Investments in affiliated securities, at fair value‡	118,447,739
Cash collateral held at broker for futures contracts	6,747,000
Dividends and interest receivable	3,974,428
Receivable for investments sold	4,633,901
Receivable for fund shares sold	3,268,189
Receivable for tax reclaims	599,942
Receivable for expense reimbursement (Note 2)	135,220
Receivable for variation margin on open futures contracts (Note 5)	7,748
Prepaid expenses	119,030

Total assets	4,297,450,567

Liabilities:
Payable for investments purchased	5,684,856
Payable for fund shares redeemed	1,886,281
Cash due to broker for futures contracts	787,692
Management and sub-advisory fees payable (Note 2)	4,060,038
Service fees payable (Note 2)	76,391
Transfer agent fees payable (Note 2)	38,455
Payable upon return of securities loaned (Note 9)§	5,590,724
Custody and fund accounting fees payable	168,391
Professional fees payable	127,034
Trustee fees payable (Note 2)	51,552
Payable for prospectus and shareholder reports	43,671
Other liabilities	59,261

Total liabilities	18,574,346

Net assets	$4,278,876,221

Analysis of net assets:
Paid-in-capital	$2,688,898,346
Total distributable earnings (deficits)A	1,589,977,875

Net assets	$4,278,876,221

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	71,655,534

Y Class	8,183,429

Investor Class	31,998,750

Advisor Class	2,394,704

A Class	624,240

C Class	266,135

R6 Class	35,025,734

Net assets:
R5 Class	$2,092,395,860

Y Class	$236,675,154

Investor Class	$842,311,207

Advisor Class	$61,879,581

A Class	$16,120,009

C Class	$6,823,794

R6 Class	$1,022,670,616

Net asset value, offering and redemption price per share:
R5 Class	$29.20

Y Class	$28.92

Investor Class	$26.32

Advisor Class	$25.84

A Class	$25.82

A Class (offering price)	$27.40

C Class	$25.64

R6 Class	$29.20

† Cost of investments in unaffiliated securities	$2,687,968,835
‡ Cost of investments in affiliated securities	$118,447,739
§ Fair value of securities on loan	$8,973,740

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2021 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$43,829,292
Dividend income from affiliated securities (Note 2)	4,259
Income derived from securities lending (Note 9)	502,638

Total investment income	44,336,189

Expenses:
Management and sub-advisory fees (Note 2)	11,727,342
Transfer agent fees:
R5 Class (Note 2)	310,547
Y Class (Note 2)	109,631
Investor Class	18,027
Advisor Class	1,384
A Class	671
C Class	128
R6 Class	17,062
Custody and fund accounting fees	210,244
Professional fees	125,019
Registration fees and expenses	70,958
Service fees (Note 2):
Investor Class	1,424,310
Advisor Class	69,353
A Class	16,787
C Class	2,449
Distribution fees (Note 2):
Advisor Class	69,303
A Class	27,768
C Class	27,561
Prospectus and shareholder report expenses	81,394
Trustee fees (Note 2)	167,492
Loan expense (Note 10)	10,839
Other expenses	202,877

Total expenses	14,691,146

Net fees waived and expenses (reimbursed) (Note 2)	(18,227)

Net expenses	14,672,919

Net investment income	29,663,270

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	191,447,243
Foreign currency transactions	232
Futures contracts	20,764,035
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	1,271,594,972
Futures contracts	4,052,970

Net gain from investments	1,487,859,452

Net increase in net assets resulting from operations	$1,517,522,722

† Foreign taxes	$307,172

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$29,663,270	$81,178,908
Net realized gain from investments in unaffiliated securities, foreign currency transactions and futures contracts	212,211,510	467,774,870
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	1,275,647,942	(1,000,341,114)

Net increase (decrease) in net assets resulting from operations	1,517,522,722	(451,387,336)

Distributions to shareholders:
Total retained earnings:
R5 Class	(254,078,202)	(273,627,748)
Y Class	(26,891,195)	(29,187,098)
Investor Class	(112,558,225)	(110,555,842)
Advisor Class	(7,618,655)	(6,464,926)
A Class	(3,990,605)	(4,077,104)
C Class	(690,733)	(658,758)
R6 Class	(155,468,634)	(76,992,021)

Net distributions to shareholders	(561,296,249)	(501,563,497)

Capital share transactions (Note 11):
Proceeds from sales of shares	498,567,389	1,238,519,195
Reinvestment of dividends and distributions	510,804,379	461,617,755
Cost of shares redeemed	(1,464,963,109)	(2,384,380,519)

Net (decrease) in net assets from capital share transactions	(455,591,341)	(684,243,569)

Net increase (decrease) in net assets	500,635,132	(1,637,194,402)

Net assets:
Beginning of period	3,778,241,089	5,415,435,491

End of period	$4,278,876,221	$3,778,241,089

See accompanying notes

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2021, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$7,483,162
Sub-Advisor Fees	0.20%	4,244,180

Total	0.55%	$11,727,342

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2021, the Manager received securities lending fees of $55,105 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$381,889

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

As of April 30, 2021, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$3,949

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	Large Cap Value	$112,857,015	$-	$-	$4,259	$112,857,015
U.S. Government Money Market Select Fund	Securities Lending	Large Cap Value	5,590,724	-	-	-	5,590,724

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2021, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$53,194	$1,882	$55,076

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2021, the Fund participated as a lender by loaning an average amount of $1,290,612 for 31 days at an average interest rate of 0.83% with interest charges earned of $907. This amount is included in “Interest income” on the Statement of Operations.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2020 - 2/28/2021	3/1/2021 - 4/30/2021	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	0.59%	0.60%	$18,227	$(22,783	)*	2023-2024

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statement of Operations.

Of these amounts, $135,220 was disclosed as a Receivable for Expense Reimbursement on the Statement of Assets and Liabilities at April 30, 2021.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$22,783	$235,308	$-	2022-2023

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2021, RID collected $212 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2021, there were no CDSC fees collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2021, CDSC fees of $761 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2021, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2021
Large Cap Value	565

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$6,642	$6,642

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$20,764,035	$20,764,035

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$4,052,970	$4,052,970

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2021.

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$6,642	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$6,642	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(6,642)	$-

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,590,724	$-	$-	$-	$5,590,724

Total Borrowings	$5,590,724	$-	$-	$-	$5,590,724

Gross amount of recognized liabilities for securities lending transactions					$5,590,724

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,922,953,529	$1,375,427,210	$(20,415,630)	$1,355,011,580

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$511,595,718	$1,510,624,280

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2021 were as follows:

Fund	Type of Transaction	October 31, 2020 Shares/Fair Value	Purchases	Sales	April 30, 2021 Shares/Fair Value
Large Cap Value	Direct	$84,250,125	$1,571,103,653	$1,542,496,763	$112,857,015
Large Cap Value	Securities Lending	-	63,367,320	57,776,596	5,590,724

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$8,973,740	$5,590,724	$3,669,319	$9,260,043

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Fund did not utilize this facility.

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	7,212,046	$192,619,832	14,583,865	$345,640,279
Reinvestment of dividends	9,027,196	216,381,886	8,842,185	241,214,794
Shares redeemed	(21,967,622)	(587,672,932)	(56,846,970)	(1,416,115,045)

Net (decrease) in shares outstanding	(5,728,380)	$(178,671,214)	(33,420,920)	$(829,259,972)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,345,033	$35,504,927	4,619,593	$106,515,177
Reinvestment of dividends	1,085,985	25,792,134	1,043,006	28,234,181
Shares redeemed	(1,937,111)	(50,041,744)	(8,700,548)	(223,599,140)

Net increase (decrease) in shares outstanding	493,907	$11,255,317	(3,037,949)	$(88,849,782)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,204,993	$53,719,085	4,873,178	$102,511,782
Reinvestment of dividends	5,150,897	111,413,905	4,323,502	107,957,844
Shares redeemed	(8,568,356)	(203,220,605)	(19,147,457)	(414,908,921)

Net (decrease) in shares outstanding	(1,212,466)	$(38,087,615)	(9,950,777)	$(204,439,295)

	Advisor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	279,402	$6,533,294	549,199	$11,028,542
Reinvestment of dividends	331,974	7,054,439	209,035	5,140,176
Shares redeemed	(412,752)	(9,647,508)	(1,135,706)	(25,190,406)

Net increase (decrease) in shares outstanding	198,624	$3,940,225	(377,472)	$(9,021,688)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	49,372	$1,155,474	224,146	$5,007,909
Reinvestment of dividends	184,657	3,920,273	164,301	4,035,240
Shares redeemed	(840,228)	(19,014,654)	(684,117)	(13,767,798)

Net (decrease) in shares outstanding	(606,199)	$(13,938,907)	(295,670)	$(4,724,649)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	57,664	$1,394,576	24,726	$531,337
Reinvestment of dividends	31,897	673,993	25,018	611,677
Shares redeemed	(49,366)	(1,164,290)	(91,652)	(1,912,256)

Net increase (decrease) in shares outstanding	40,195	$904,279	(41,908)	$(769,242)

34

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	7,734,965	$207,640,201	26,236,020	$667,284,169
Reinvestment of dividends	6,072,914	145,567,749	2,730,148	74,423,843
Shares redeemed	(21,934,557)	(594,201,376)	(11,934,191)	(288,886,953)

Net increase (decrease) in shares outstanding	(8,126,678)	$(240,993,426)	17,031,977	$452,821,059

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassAB
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020C	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$23.36		$28.32	$28.41	$30.98	$25.80	$28.38

Income (loss) from investment operations:
Net investment income	0.26		0.65	0.63	0.63	0.59	0.61
Net gains (losses) on investments (both realized and unrealized)	9.18		(2.89)	1.69	(0.07)	5.41	(0.29)

Total income (loss) from investment operations	9.44		(2.24)	2.32	0.56	6.00	0.32

Less distributions:
Dividends from net investment income	(0.49)		(0.62)	(0.55)	(0.55)	(0.60)	(0.52)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	(0.22)	(2.38)

Total distributions	(3.60)		(2.72)	(2.41)	(3.13)	(0.82)	(2.90)

Net asset value, end of period	$29.20		$23.36	$28.32	$28.41	$30.98	$25.80

Total returnD	43.78	%E	(9.29)%	10.14%	1.51%	23.60%	1.69%

Ratios and supplemental data:
Net assets, end of period	$2,092,395,860		$1,807,587,315	$3,137,789,485	$3,700,700,522	$4,765,771,483	$5,137,688,375
Ratios to average net assets:
Expenses, before reimbursements	0.62	%F	0.63%	0.63%	0.62%	0.60%	0.60%
Expenses, net of reimbursements	0.62	%F	0.63%	0.63%	0.62%	0.60%	0.60%
Net investment income, before expense reimbursements	1.47	%F	1.90%	2.07%	1.83%	1.78%	2.16%
Net investment income, net of reimbursements	1.47	%F	1.90%	2.07%	1.83%	1.78%	2.16%
Portfolio turnover rate	13	%E	67%	23%	23%	25%	25%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
C	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$23.16		$28.10	$28.20	$30.78	$25.64	$28.21

Income (loss) from investment operations:
Net investment income	0.21		0.39	0.56	0.57	0.48	0.59
Net gains (losses) on investments (both realized and unrealized)	9.14		(2.63)	1.72	(0.04)	5.46	(0.29)

Total income (loss) from investment operations	9.35		(2.24)	2.28	0.53	5.94	0.30

Less distributions:
Dividends from net investment income	(0.48)		(0.60)	(0.52)	(0.53)	(0.58)	(0.49)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	(0.22)	(2.38)

Total distributions	(3.59)		(2.70)	(2.38)	(3.11)	(0.80)	(2.87)

Net asset value, end of period	$28.92		$23.16	$28.10	$28.20	$30.78	$25.64

Total returnB	43.72	%C	(9.35)%	10.05%	1.42%	23.51%	1.61%

Ratios and supplemental data:
Net assets, end of period	$236,675,154		$178,065,442	$301,457,382	$298,017,629	$384,155,569	$349,542,346
Ratios to average net assets:
Expenses, before reimbursements	0.70	%D	0.70%	0.70%	0.68%	0.67%	0.67%
Expenses, net of reimbursements	0.70	%D	0.70%	0.70%	0.68%	0.67%	0.67%
Net investment income, before expense reimbursements	1.39	%D	1.84%	1.98%	1.77%	1.69%	2.08%
Net investment income, net of reimbursements	1.39	%D	1.84%	1.98%	1.77%	1.69%	2.08%
Portfolio turnover rate	13	%C	67%	23%	23%	25%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$21.32		$26.06	$26.33	$28.92	$24.13	$26.70

Income (loss) from investment operations:
Net investment income	0.13		0.29	0.41	0.41	0.40	0.46
Net gains (losses) on investments (both realized and unrealized)	8.39		(2.41)	1.63	0.02	5.12	(0.25)

Total income (loss) from investment operations	8.52		(2.12)	2.04	0.43	5.52	0.21

Less distributions:
Dividends from net investment income	(0.41)		(0.52)	(0.45)	(0.44)	(0.51)	(0.40)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	(0.22)	(2.38)

Total distributions	(3.52)		(2.62)	(2.31)	(3.02)	(0.73)	(2.78)

Net asset value, end of period	$26.32		$21.32	$26.06	$26.33	$28.92	$24.13

Total returnB	43.53	%C	(9.59)%	9.77%	1.18%	23.20%	1.33%

Ratios and supplemental data:
Net assets, end of period	$842,311,207		$707,970,431	$1,124,625,846	$1,505,354,807	$1,990,199,621	$2,245,534,741
Ratios to average net assets:
Expenses, before reimbursements	0.95	%D	0.96%	0.96%	0.95%	0.92%	0.93%
Expenses, net of reimbursements	0.95	%D	0.96%	0.96%	0.95%	0.92%	0.93%
Net investment income, before expense reimbursements	1.14	%D	1.57%	1.74%	1.50%	1.46%	1.84%
Net investment income, net of reimbursements	1.14	%D	1.57%	1.74%	1.50%	1.46%	1.84%
Portfolio turnover rate	13	%C	67%	23%	23%	25%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020B	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$20.97		$25.68	$25.95	$28.54	$23.82	$26.40

Income (loss) from investment operations:
Net investment income	0.20		0.24	0.47	0.28	0.21	0.40
Net gains (losses) on investments (both realized and unrealized)	8.16		(2.36)	1.52	0.10	5.20	(0.22)

Total income (loss) from investment operations	8.36		(2.12)	1.99	0.38	5.41	0.18

Less distributions:
Dividends from net investment income	(0.38)		(0.49)	(0.40)	(0.39)	(0.47)	(0.38)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	(0.22)	(2.38)

Total distributions	(3.49)		(2.59)	(2.26)	(2.97)	(0.69)	(2.76)

Net asset value, end of period	$25.84		$20.97	$25.68	$25.95	$28.54	$23.82

Total returnC	43.45	%D	(9.73)%	9.64%	1.00%	23.00%	1.21%

Ratios and supplemental data:
Net assets, end of period	$61,879,581		$46,049,690	$66,077,449	$62,811,940	$88,196,090	$113,168,437
Ratios to average net assets:
Expenses, before reimbursements	1.10	%E	1.10%	1.10%	1.09%	1.07%	1.08%
Expenses, net of reimbursements	1.10	%E	1.10%	1.10%	1.09%	1.07%	1.08%
Net investment income, before expense reimbursements	0.99	%E	1.42%	1.58%	1.36%	1.31%	1.69%
Net investment income, net of reimbursements	0.99	%E	1.42%	1.58%	1.36%	1.31%	1.69%
Portfolio turnover rate	13	%D	67%	23%	23%	25%	25%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$20.96		$25.66	$26.00	$28.61	$23.90	$26.51

Income (loss) from investment operations:
Net investment income	0.13	B	0.20	0.40	0.48	0.28	0.42
Net gains (losses) on investments (both realized and unrealized)	8.24		(2.29)	1.59	(0.06)	5.17	(0.21)

Total income (loss) from investment operations	8.37		(2.09)	1.99	0.42	5.45	0.21

Less distributions:
Dividends from net investment income	(0.40)		(0.51)	(0.47)	(0.45)	(0.52)	(0.44)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	(0.22)	(2.38)

Total distributions	(3.51)		(2.61)	(2.33)	(3.03)	(0.74)	(2.82)

Net asset value, end of period	$25.82		$20.96	$25.66	$26.00	$28.61	$23.90

Total returnC	43.53	%D	(9.65)%	9.72%	1.15%	23.13%	1.33%

Ratios and supplemental data:
Net assets, end of period	$16,120,009		$25,792,400	$39,157,098	$42,722,617	$40,073,435	$35,071,001
Ratios to average net assets:
Expenses, before reimbursements	1.00	%E	1.00%	1.01%	0.93%	0.98%	0.98%
Expenses, net of reimbursements	1.00	%E	1.00%	1.01%	0.93%	0.98%	0.98%
Net investment income, before expense reimbursements	1.09	%E	1.52%	1.68%	1.49%	1.38%	1.78%
Net investment income, net of reimbursements	1.09	%E	1.52%	1.68%	1.49%	1.38%	1.78%
Portfolio turnover rate	13	%D	67%	23%	23%	25%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2021		2020A	2019		2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$20.74		$25.43	$25.71		$28.27	$23.57	$26.17

Income (loss) from investment operations:
Net investment income	0.18		0.08	0.26		0.21	0.09	0.20
Net gains (losses) on investments (both realized and unrealized)	8.04		(2.32)	1.57		0.05	5.11	(0.19)

Total income (loss) from investment operations	8.22		(2.24)	1.83		0.26	5.20	0.01

Less distributions:
Dividends from net investment income	(0.21)		(0.35)	(0.25)		(0.24)	(0.28)	(0.23)
Distributions from net realized gains	(3.11)		(2.10)	(1.86)		(2.58)	(0.22)	(2.38)

Total distributions	(3.32)		(2.45)	(2.11)		(2.82)	(0.50)	(2.61)

Net asset value, end of period	$25.64		$20.74	$25.43		$25.71	$28.27	$23.57

Total returnB	43.07	%C	(10.26)%	8.94%		0.57%	22.27%	0.51%

Ratios and supplemental data:
Net assets, end of period	$6,823,794		$4,687,004	$6,811,169		$6,851,003	$8,351,349	$8,950,263
Ratios to average net assets:
Expenses, before reimbursements	1.69	%D	1.68%	1.70%		1.64%	1.72%	1.74%
Expenses, net of reimbursements	1.69	%D	1.68%	1.70	%E	1.54%	1.72%	1.74%
Net investment income, before expense reimbursements	0.39	%D	0.84%	0.99%		0.79%	0.66%	1.02%
Net investment income, net of reimbursements	0.39	%D	0.84%	0.99%		0.90%	0.66%	1.02%
Portfolio turnover rate	13	%C	67%	23%		23%	25%	25%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

41

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,			February 28, 2017A to October 31,

	2021		2020B	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$23.36		$28.31	$28.41	$30.98	$28.64

Income (loss) from investment operations:
Net investment income	0.16		0.56	0.61	0.59	0.12
Net gains (losses) on investments (both realized and unrealized)	9.29		(2.78)	1.71	(0.02)	2.22

Total income (loss) from investment operations	9.45		(2.22)	2.32	0.57	2.34

Less distributions:
Dividends from net investment income	(0.50)		(0.63)	(0.56)	(0.56)	-
Distributions from net realized gains	(3.11)		(2.10)	(1.86)	(2.58)	-

Total distributions	(3.61)		(2.73)	(2.42)	(3.14)	-

Net asset value, end of period	$29.20		$23.36	$28.31	$28.41	$30.98

Total returnC	43.83	%D	(9.23)%	10.15%	1.54%	8.17	%D

Ratios and supplemental data:
Net assets, end of period	$1,022,670,616		$1,008,088,807	$739,517,062	$571,236,567	$40,982,401
Ratios to average net assets:
Expenses, before reimbursements	0.60	%E	0.62%	0.60%	0.59%	0.60	%E
Expenses, net of reimbursements	0.60	%E	0.59%	0.58%	0.58%	0.58	%E
Net investment income, before expense reimbursements	1.48	%E	1.90%	2.07%	1.75%	1.38	%E
Net investment income, net of reimbursements	1.48	%E	1.93%	2.09%	1.76%	1.40	%E
Portfolio turnover rate	13	%D	67%	23%	23%	25	%F

A	Commencement of operations.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

42

Disclosure Regarding Approval of Management and Investment Advisory Agreements (Unaudited)

Approval of Investment Advisory Agreement

At its November 10-11, 2020 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), and American Beacon Funds (“Trust”), on behalf of the American Beacon Large Cap Value Fund (the “Fund”) (“New Agreement”). The Board was advised that Barrow was expected to undergo a change of control later in the fourth quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, Barrow and the Trust, on behalf of the Fund (“Existing Agreement”).

Prior to the November 10-11, 2020 meetings, information was provided to the Board by Barrow and the Manager regarding the change of control and the New Agreement. In connection with its evaluation of the New Agreement, the Board considered, among other matters, that (1) the New Agreement would contain the same substantive terms and conditions as the Existing Agreement, (2) the services to be provided by Barrow to the Fund and the fee rates to be paid by the Fund to Barrow would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Fund would remain the same after the change of control. In addition, the Board considered certain information provided by Barrow and the Manager in connection with the renewal of the Existing Agreement, in determining whether to approve the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Barrow, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Fund and approved the New Agreement.

43

Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

44

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

April 30, 2021

SMALL CAP VALUE FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-345-5954, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

SCV 0421

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND RISKS

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to be dominated by headlines related to the COVID-19 pandemic, ongoing global vaccination efforts, U.S. stimulus and infrastructure spending, and the reopening of our nation’s businesses and schools. After months of seclusion and uncertainty, we can finally see the proverbial light at the end of a tunnel – and a path forward to potentially brighter days.

However, during challenging times such as we’ve all experienced over the past year, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned 56.66% for the six months ended April 30, 2021, underperforming the Russell 2000® Value Index (the “Index”) return of 59.17% for the same period.

Total Returns for the Period ended April 30, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,6)	AVFIX	56.86%	81.05%	10.31%	12.10%	9.97%
Y Class (1,6)	ABSYX	56.81%	80.91%	10.22%	12.01%	9.88%
Investor Class (1,6)	AVPAX	56.66%	80.46%	9.96%	11.74%	9.60%
Advisor Class (1,6)	AASSX	56.56%	80.20%	9.79%	11.56%	9.43%
A without Sales Charge (1,2,6)	ABSAX	56.55%	80.27%	9.84%	11.64%	9.47%
A with Sales Charge (1,2,6)	ABSAX	47.53%	69.89%	7.70%	10.32%	8.82%
C without Sales Charge (1,3,6)	ASVCX	56.04%	78.99%	9.08%	10.87%	8.68%
C with Sales Charge (1,3,6)	ASVCX	55.04%	77.99%	9.08%	10.87%	8.68%
R6 Class (1,4,6)	AASRX	56.92%	81.14%	10.35%	12.12%	9.98%

Russell 2000® Value Index (5)		59.17%	78.96%	11.68%	13.54%	10.10%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the A Class of the Fund was waived in, 2012, 2013 and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown for 2012, 2013 and 2014. The maximum sales charge for A Class is 5.75%.

3.

A portion of the fees charged to the C Class of the Fund was waived in 2012 and 2013, fully recovered in 2015, and waived in 2018. Performance prior to waiving fees was lower than the actual returns shown in 2012, 2013 and 2018. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

4.

Fund performance for the five-year and ten-year periods represents the returns achieved by the R5 Class from 4/30/11 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/11.

5.

The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. American Beacon Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. LSE Group is not responsible for and has not reviewed the American Beacon Small Cap Value Fund nor any associated literature or publications and LSE Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. All rights in the Russell 2000 Index and the Russell 2000 Value Index (the “Indexes”) vest in the relevant LSE Group company which owns the Indexes. Russell 2000® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Indexes for the purpose to which it is being put by the Manager. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, Advisor, A, C and R6 Class shares were 0.83%, 0.90%, 1.16%, 1.26%, 1.27%, 1.97%, and 0.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to security selection, while sector allocation marginally added value relative to the Index.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2021 (Unaudited)

From a stock selection standpoint, the Fund’s investments in the Energy and Consumer Discretionary sectors detracted from relative performance. In the Energy sector, detractors included an out-of-index position in Equitrans Midstream Corp. (up 16.7%), Ovintiv, Inc. (up 49.3%), and not owning index-position Matador Resources (up 272.6%). Detractors in the Consumer Discretionary sector included an absence from index-positions GameStop Corp. (up 1,558.0%) and Macy’s, Inc. (up 167.0%). The aforementioned performance was somewhat offset by positive stock selection in the Financials sector; contributors to relative performance included out-of-index positions in SLM Corp. (up 116.1%) and Evercore, Inc., Class A (up 82.5%).

From a sector allocation perspective, overweight allocations to the Consumer Discretionary and Energy sectors and an underweight to the Utilities sector contributed positively to relative performance. Conversely, an overweight to the Financials sector detracted slightly from relative performance.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the long term.

Top Ten Holdings (% Net Assets)
KBR, Inc.		1.4
Diodes, Inc.		1.3
Evercore, Inc., Class A		1.0
Greenbrier Cos., Inc.		1.0
MGIC Investment Corp.		1.0
Enstar Group Ltd.		0.9
Fluor Corp.		0.9
Popular, Inc.		0.9
Portland General Electric Co.		0.8
Umpqua Holdings Corp.		0.8

Total Fund Holdings	726

Sector Allocation (% Equities)
Financials		27.2
Industrials		22.1
Consumer Discretionary		13.1
Information Technology		10.5
Energy		6.1
Materials		5.4
Real Estate		4.7
Health Care		3.7
Consumer Staples		2.9
Utilities		2.6
Communication Services		1.7

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2021 (Unaudited)

American Beacon Small Cap Value Fund

	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020-4/30/2021*
R5 Class
Actual	$1,000.00	$1,568.60	$5.16
Hypothetical**	$1,000.00	$1,020.78	$4.06
Y Class
Actual	$1,000.00	$1,568.10	$5.67
Hypothetical**	$1,000.00	$1,020.38	$4.46
Investor Class
Actual	$1,000.00	$1,566.60	$7.32
Hypothetical**	$1,000.00	$1,019.09	$5.76
Advisor Class
Actual	$1,000.00	$1,565.60	$8.21
Hypothetical**	$1,000.00	$1,018.40	$6.46
A Class
Actual	$1,000.00	$1,565.50	$7.95
Hypothetical**	$1,000.00	$1,018.60	$6.26
C Class
Actual	$1,000.00	$1,560.40	$12.44
Hypothetical**	$1,000.00	$1,015.08	$9.79
R6 Class
Actual	$1,000.00	$1,569.20	$4.97
Hypothetical**	$1,000.00	$1,020.93	$3.91

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.81%, 0.89%, 1.15%, 1.29%, 1.25%, 1.96%, and 0.78% for the R5, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64%

Communication Services - 1.69%

Diversified Telecommunication Services - 0.00%
Liberty Latin America Ltd., Class AA	1,876	$26,073
Liberty Latin America Ltd., Class CA	8,076	113,235

		139,308

Entertainment - 0.11%
IMAX Corp.A	349,965	7,216,278

Interactive Media & Services - 0.14%
Cargurus, Inc.A	101,500	2,505,020
Genius Sports Ltd.A B	305,099	6,437,589

		8,942,609

Media - 1.44%
AMC Networks, Inc., Class AA	94,621	4,757,544
Emerald Holding, Inc.A	117,092	656,886
Entravision Communications Corp., Class A	46,776	180,088
Gray Television, Inc.	1,061,596	21,571,631
John Wiley & Sons, Inc., Class A	72,500	4,128,150
MDC Partners, Inc., Class AA	1,479,508	6,598,606
MSG Networks, Inc., Class AA	458,628	7,278,426
Nexstar Media Group, Inc., Class A	25,052	3,692,915
Scholastic Corp.	168,792	5,119,865
Sinclair Broadcast Group, Inc., Class A	155,734	5,056,683
TEGNA, Inc.	1,614,308	32,384,124

		91,424,918

Total Communication Services		107,723,113

Consumer Discretionary - 12.79%

Auto Components - 2.58%
Adient PLCA	997,472	46,222,853
American Axle & Manufacturing Holdings, Inc.A	3,368,477	31,259,467
Cooper Tire & Rubber Co.	129,578	7,384,650
Dana, Inc.	710,998	17,988,738
Gentherm, Inc.A	479,601	34,147,591
Goodyear Tire & Rubber Co.A	755,855	13,008,441
LCI Industries	861	127,547
Motorcar Parts of America, Inc.A	19,587	423,218
Standard Motor Products, Inc.	166,964	7,151,111
Visteon Corp.A	57,508	7,005,050

		164,718,666

Automobiles - 0.49%
Harley-Davidson, Inc.	209,000	10,109,330
Winnebago Industries, Inc.	263,815	21,092,009

		31,201,339

Distributors - 0.07%
Core-Mark Holding Co., Inc.	498	21,173
Funko, Inc., Class AA	197,367	4,251,285

		4,272,458

Diversified Consumer Services - 0.67%
Graham Holdings Co., Class B	12,762	8,111,655
H&R Block, Inc.	1,206,532	26,857,402
Houghton Mifflin Harcourt Co.A	844,915	7,671,828
Perdoceo Education Corp.A	6,532	77,108
Strategic Education, Inc.	1,066	82,718

		42,800,711

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Consumer Discretionary - 12.79% (continued)

Hotels, Restaurants & Leisure - 1.12%
Bally’s Corp.	141,940	$8,226,842
Boyd Gaming Corp.A	192,267	12,718,462
Brinker International, Inc.	5,600	375,928
Cheesecake Factory, Inc.	189,791	11,878,865
Cracker Barrel Old Country Store, Inc.	115	19,195
Hilton Grand Vacations, Inc.A	15,544	692,641
International Game Technology PLCB	1,168,535	20,122,140
Jack in the Box, Inc.	139,995	16,890,397
Travel + Leisure Co.	7,800	503,334

		71,427,804

Household Durables - 3.61%
Beazer Homes USA, Inc.	1,014	22,611
Cavco Industries, Inc.A	37,265	7,804,409
Century Communities, Inc.A	119,312	8,821,929
Ethan Allen Interiors, Inc.	24,499	703,366
Green Brick Partners, Inc.A	167,296	4,317,910
Hamilton Beach Brands Holding Co., Class A	755	14,733
Helen of Troy Ltd.A	81,550	17,224,176
Hooker Furniture Corp.	15,947	598,172
KB Home	598,357	28,858,758
La-Z-Boy, Inc.	452,839	20,133,182
LGI Homes, Inc.A	82,331	13,648,833
M/I Homes, Inc.A	278,422	19,411,582
MDC Holdings, Inc.	221,077	12,968,377
Meritage Homes Corp.A	200,710	21,353,537
Taylor Morrison Home Corp.A	430,634	13,440,087
Tempur Sealy International, Inc.	421,800	16,087,452
TRI Pointe Homes, Inc.A	743,670	17,714,219
Whirlpool Corp.	114,473	27,067,141

		230,190,474

Internet & Direct Marketing Retail - 0.06%
PetMed Express, Inc.B	3,500	102,987
Points International Ltd.A	254,400	3,950,832

		4,053,819

Leisure Products - 0.41%
Johnson Outdoors, Inc., Class A	3,800	538,878
Malibu Boats, Inc., Class AA	184,923	15,415,181
Smith & Wesson Brands, Inc.	2,581	44,608
Sturm Ruger & Co., Inc.	1,076	70,201
Vista Outdoor, Inc.A	303,375	9,893,059

		25,961,927

Multiline Retail - 0.51%
Big Lots, Inc.	218,997	15,097,220
Dillard’s, Inc., Class A	115,971	11,470,691
Franchise Group, Inc.	7,600	292,828
Macy’s, Inc.	1,876	31,038
Nordstrom, Inc.	153,182	5,618,716

		32,510,493

Specialty Retail - 2.37%
Academy Sports & Outdoors, Inc.	1,854	56,841
American Eagle Outfitters, Inc.B	11,600	401,012
Asbury Automotive Group, Inc.A	51,429	10,214,314

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Consumer Discretionary - 12.79% (continued)

Specialty Retail - 2.37% (continued)
Bed Bath & Beyond, Inc.	136,146	$3,447,217
Buckle, Inc.	108,205	4,538,118
Caleres, Inc.	212,522	4,953,888
Camping World Holdings, Inc., Class AB	241,574	10,519,723
Cato Corp., Class A	39,200	525,280
Foot Locker, Inc.	7,200	424,656
Genesco, Inc.A	14,500	725,000
Group 1 Automotive, Inc.	142,313	23,362,675
Guess?, Inc.	123,164	3,330,354
Hibbett Sports, Inc.A	7,492	595,239
MarineMax, Inc.A	37,267	2,116,765
ODP Corp.A	784,482	31,716,711
OneWater Marine, Inc., Class AA	13,100	671,113
Penske Automotive Group, Inc.	168,477	14,773,748
Rent-A-Center, Inc.	158,315	9,111,028
Sally Beauty Holdings, Inc.A	476,292	9,559,270
Signet Jewelers Ltd.	521	31,207
Sonic Automotive, Inc., Class A	271,162	13,379,019
Sportsman’s Warehouse Holdings, Inc.A	38,900	683,084
Tilly’s, Inc., Class AA	16,900	203,814
Urban Outfitters, Inc.A	156,241	5,609,087
Zumiez, Inc.A	8,041	345,522

		151,294,685

Textiles, Apparel & Luxury Goods - 0.90%
Capri Holdings Ltd.A	233,559	12,864,430
Culp, Inc.	7,800	110,370
G-III Apparel Group Ltd.A	353,541	11,486,547
Movado Group, Inc.	1,062	33,097
Oxford Industries, Inc.	103,954	9,483,723
Rocky Brands, Inc.	3,500	184,275
Skechers USA, Inc., Class AA	258,269	12,523,464
Vera Bradley, Inc.A	50,500	560,550
Wolverine World Wide, Inc.	234,641	9,789,223

		57,035,679

Total Consumer Discretionary		815,468,055

Consumer Staples - 2.84%

Beverages - 0.04%
Duckhorn Portfolio, Inc.A	132,900	2,486,559

Food & Staples Retailing - 0.46%
Andersons, Inc.	127,453	3,660,450
Chefs’ Warehouse, Inc.A	267,437	8,619,495
Ingles Markets, Inc., Class A	63,949	3,919,434
Natural Grocers by Vitamin Cottage, Inc.	17,100	268,812
SpartanNash Co.	209,326	4,054,645
Sprouts Farmers Market, Inc.A	12,400	317,564
United Natural Foods, Inc.A	212,914	7,847,749
Village Super Market, Inc., Class A	20,828	508,554
Weis Markets, Inc.	5,300	274,805

		29,471,508

Food Products - 1.56%
B&G Foods, Inc.	102,469	2,990,045
Calavo Growers, Inc.	84,091	6,570,030

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Consumer Staples - 2.84% (continued)

Food Products - 1.56% (continued)
Darling Ingredients, Inc.A	588,965	$40,903,619
Fresh Del Monte Produce, Inc.	81,907	2,310,548
Hain Celestial Group, Inc.A B	194,487	7,975,912
J&J Snack Foods Corp.	27,061	4,454,511
Pilgrim’s Pride Corp.A	392,383	9,401,497
Sanderson Farms, Inc.	758	123,358
Seneca Foods Corp., Class AA	512	24,073
SunOpta, Inc.A B	1,981,889	24,555,605

		99,309,198

Household Products - 0.39%
Central Garden & Pet Co.A	10,100	546,814
Energizer Holdings, Inc.	4,200	207,060
Spectrum Brands Holdings, Inc.	275,866	24,314,829

		25,068,703

Personal Products - 0.32%
Edgewell Personal Care Co.	213,053	8,138,928
Inter Parfums, Inc.	79,281	5,835,082
Nu Skin Enterprises, Inc., Class A	103,777	5,485,652
USANA Health Sciences, Inc.A	6,100	548,939

		20,008,601

Tobacco - 0.07%
Universal Corp.	79,580	4,474,580

Total Consumer Staples		180,819,149

Energy - 5.93%

Energy Equipment & Services - 1.23%
Bristow Group, Inc.	3,053	81,620
Cactus, Inc., Class A	308,972	9,210,649
ChampionX Corp.A	22,600	474,826
Core Laboratories N.V.	5,000	140,900
Dril-Quip, Inc.A	9,000	275,850
Frank’s International N.V.A	4,695,783	15,261,295
Helix Energy Solutions Group, Inc.A	2,317,244	9,940,977
Helmerich & Payne, Inc.	340,376	8,723,837
Hoegh LNG Partners LP	12,591	210,270
KLX Energy Services Holdings, Inc.A B	28,125	216,844
Liberty Oilfield Services, Inc., Class AB	49,175	576,036
NexTier Oilfield Solutions, Inc.A	1,626,611	5,839,534
NOV, Inc.	1,051,200	15,715,440
Oceaneering International, Inc.	1,665	18,122
Oil States International, Inc.A	30,200	169,422
Patterson-UTI Energy, Inc.	592,650	4,006,314
ProPetro Holding Corp.A	33,826	325,744
RPC, Inc.A	3,450	17,193
Select Energy Services, Inc., Class AA	61,500	297,045
Solaris Oilfield Infrastructure, Inc., Class A	36,507	399,387
Technip Energies N.V., ADRA	3,240	46,040
TechnipFMC PLC	16,200	119,880
Transocean Ltd.A B	1,952,825	6,288,334

		78,355,559

Oil, Gas & Consumable Fuels - 4.70%
Altus Midstream Co.B	95,506	5,730,360
Antero Midstream Corp.	1,841,026	15,906,465

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Energy - 5.93% (continued)

Oil, Gas & Consumable Fuels - 4.70% (continued)
Antero Resources Corp.	2,275	$20,973
APA Corp.	286,300	5,726,000
Berry Corp.	521,489	3,186,480
Bonanza Creek Energy, Inc.A	200,962	6,649,832
BP Midstream Partners LP, MLP	15,900	207,654
Callon Petroleum Co.A	145,700	5,447,723
Cimarex Energy Co.	284,504	18,834,165
CNX Resources Corp.A	2,321,719	31,157,469
Comstock Resources, Inc.A	1,203,111	6,605,079
CVR Energy, Inc.	125,809	2,678,474
DHT Holdings, Inc.	975,353	5,754,583
Earthstone Energy, Inc., Class AA	75,137	527,462
EQT Corp.A	1,434,110	27,391,501
Equitrans Midstream Corp.	2,192,800	17,893,248
Frontline Ltd.	16,688	128,721
Green Plains, Inc.A B	6,000	178,800
Hess Midstream LP, Class A	103,019	2,300,414
HollyFrontier Corp.	185,176	6,481,160
Kosmos Energy Ltd.	2,475,008	7,078,523
Marathon Oil Corp.	379,035	4,267,934
Murphy Oil Corp.	764,377	12,940,903
NACCO Industries, Inc., Class A	437	10,132
Noble Midstream Partners LP, MLP	26,300	377,931
Northern Oil and Gas, Inc.A	55,900	809,432
Oasis Petroleum, Inc.	90,900	7,055,658
PBF Energy, Inc., Class AA	380,415	5,394,633
PDC Energy, Inc.A	539,228	19,687,214
Penn Virginia Corp.A	18,400	250,792
Range Resources Corp.A	3,857,198	37,877,253
Rattler Midstream LP	34,700	393,845
REX American Resources Corp.A	4,701	379,512
Scorpio Tankers, Inc.	6,022	109,848
SFL Corp. Ltd.	7,346	57,619
Shell Midstream Partners LP, MLP	31,000	478,330
Southwestern Energy Co.A	2,135,904	9,120,310
Viper Energy Partners LP	345,597	6,224,202
Whiting Petroleum Corp.A	266,160	10,665,031
World Fuel Services Corp.	452,763	14,004,438

		299,990,103

Total Energy		378,345,662

Financials - 26.54%

Banks - 14.69%
1st Source Corp.	8,056	383,385
Amalgamated Financial Corp.	17,134	276,714
Ameris Bancorp	327,599	17,719,830
Associated Banc-Corp	1,404,527	30,745,096
Atlantic Union Bankshares Corp.	72,636	2,808,834
Banc of California, Inc.	85,106	1,523,397
BancorpSouth Bank	146,675	4,340,321
Bank of NT Butterfield & Son Ltd.	976,280	38,290,081
Bank OZK	246,684	10,111,577
BankUnited, Inc.	100,361	4,677,826
Banner Corp.	170,268	9,678,033
Bar Harbor Bankshares	8,494	243,438
Berkshire Hills Bancorp, Inc.	29,200	647,948

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Financials - 26.54% (continued)

Banks - 14.69% (continued)
BOK Financial Corp.	5,400	$474,876
Brookline Bancorp, Inc.	38,933	626,821
Bryn Mawr Bank Corp.	7,586	348,653
Cadence BanCorp	139,373	3,101,049
Camden National Corp.	4,974	237,359
Cathay General Bancorp	464,952	18,821,438
Central Pacific Financial Corp.	362,455	9,768,162
CIT Group, Inc.	12,900	687,441
Civista Bancshares, Inc.	10,300	238,239
CNB Financial Corp.	8,500	216,410
Columbia Banking System, Inc.	249,267	10,850,593
Community Trust Bancorp, Inc.	11,173	497,869
ConnectOne Bancorp, Inc.	19,592	531,923
CrossFirst Bankshares, Inc.A	28,800	424,512
Customers Bancorp, Inc.A	22,181	765,688
CVB Financial Corp.	191,862	4,069,393
Dime Community Bancshares, Inc.	20,579	681,576
Eagle Bancorp, Inc.	13,498	720,928
Enterprise Financial Services Corp.	39,347	1,933,118
Equity Bancshares, Inc., Class AA	18,000	526,680
FB Financial Corp.	11,515	483,169
Financial Institutions, Inc.	11,488	366,812
First BanCorp	1,508,098	24,184,410
First Busey Corp.	74,192	1,853,316
First Business Financial Services, Inc.	9,659	255,577
First Commonwealth Financial Corp.	88,630	1,284,249
First Financial Bancorp	110,838	2,716,958
First Financial Corp.	12,544	554,947
First Hawaiian, Inc.	1,434,948	39,403,672
First Internet Bancorp	8,752	300,631
First Interstate BancSystem, Inc., Class A	272,790	12,812,946
First Merchants Corp.	163,110	7,537,313
First Midwest Bancorp, Inc.	960,507	20,142,251
First of Long Island Corp.	18,900	402,381
Flushing Financial Corp.	31,839	740,894
FNB Corp.	1,338,215	17,249,591
Fulton Financial Corp.	1,501,592	25,602,144
Great Southern Bancorp, Inc.	8,638	487,270
Great Western Bancorp, Inc.	23,059	762,100
Hancock Whitney Corp.	463,372	21,426,842
Hanmi Financial Corp.	34,953	709,546
Harborone Bancorp, Inc.	431,512	6,174,937
Heartland Financial USA, Inc.	41,850	2,103,896
Heritage Commerce Corp.	552,409	6,667,577
Heritage Financial Corp.	192,572	5,411,273
Hilltop Holdings, Inc.	722,523	25,432,810
Home BancShares, Inc.	386,904	10,767,538
HomeTrust Bancshares, Inc.	5,793	158,728
Hope Bancorp, Inc.	163,836	2,459,657
Horizon Bancorp, Inc.	20,224	370,908
Independent Bank Group, Inc.	100,834	7,613,975
International Bancshares Corp.	129,448	6,134,541
Investors Bancorp, Inc.	1,859,694	27,225,920
Lakeland Bancorp, Inc.	87,307	1,582,876
Live Oak Bancshares, Inc.	8,277	529,397
Mercantile Bank Corp.	12,000	387,360
Metropolitan Bank Holding Corp.A	6,800	427,380

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Financials - 26.54% (continued)

Banks - 14.69% (continued)
Midland States Bancorp, Inc.	24,008	$676,615
MidWestOne Financial Group, Inc.	12,716	401,317
National Bank Holdings Corp., Class A	295,877	11,805,492
NBT Bancorp, Inc.	40,200	1,523,178
Northrim BanCorp, Inc.	5,586	238,243
OceanFirst Financial Corp.	65,625	1,500,188
OFG Bancorp	1,445,284	34,238,778
Old National Bancorp	1,447,352	27,355,860
Orrstown Financial Services, Inc.	9,916	235,108
Pacific Premier Bancorp, Inc.	62,605	2,756,498
PacWest Bancorp	126,367	5,485,591
Peapack Gladstone Financial Corp.	18,122	579,904
Peoples Bancorp, Inc.	3,900	130,377
Pinnacle Financial Partners, Inc.	84,143	7,374,293
Popular, Inc.	798,468	59,054,693
Preferred Bank	7,800	511,212
Primis Financial Corp.	27,045	388,096
Prosperity Bancshares, Inc.	379,096	27,810,483
RBB Bancorp	16,427	346,281
Renasant Corp.	90,100	3,795,913
Republic Bancorp, Inc., Class A	29,043	1,304,902
S&T Bancorp, Inc.	20,800	685,360
Sandy Spring Bancorp, Inc.	48,937	2,219,782
Seacoast Banking Corp. of FloridaA	791,817	28,782,548
Sierra Bancorp	7,600	205,732
Silvergate Capital Corp., Class AA	44,946	4,819,110
Simmons First National Corp., Class A	158,096	4,505,736
South State Corp.	40,612	3,424,404
Sterling Bancorp	178,432	4,483,996
Synovus Financial Corp.	15,300	716,958
Texas Capital Bancshares, Inc.A	597,644	41,016,308
Towne Bank	15,700	486,386
TriCo Bancshares	17,840	825,635
TriState Capital Holdings, Inc.A	121,092	2,890,466
Trustmark Corp.	130,051	4,214,953
UMB Financial Corp.	432,521	41,967,513
Umpqua Holdings Corp.	2,676,329	49,886,773
United Bankshares, Inc.	144,367	5,669,335
United Community Banks, Inc.	390,309	12,770,911
Univest Financial Corp.	12,052	336,612
Valley National Bancorp	627,866	8,645,715
Veritex Holdings, Inc.	485,958	16,415,661
Washington Trust Bancorp, Inc.	6,300	321,615
Webster Financial Corp.	522,217	27,630,501
WesBanco, Inc.	284,255	10,315,759
Wintrust Financial Corp.	205,419	15,837,805

		936,283,596

Capital Markets - 3.55%
Affiliated Managers Group, Inc.	123,687	19,934,634
AllianceBernstein Holding LP, MLP	199,589	8,604,282
Artisan Partners Asset Management, Inc., Class A	398	20,318
Associated Capital Group, Inc., Class A	563	20,055
B. Riley Financial, Inc.	25,100	1,789,379
BrightSphere Investment Group, Inc.	211,853	4,768,811
Cohen & Steers, Inc.	82,891	5,638,246
Cowen, Inc., Class A	16,900	667,381

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Financials - 26.54% (continued)

Capital Markets - 3.55% (continued)
Diamond Hill Investment Group, Inc.	1,800	$307,800
Evercore, Inc., Class A	467,701	65,538,941
Federated Hermes, Inc.	664,026	19,122,948
Greenhill & Co., Inc.	30,452	462,261
Lazard Ltd., Class A	613,263	27,590,702
LPL Financial Holdings, Inc.	82,806	12,975,700
Piper Sandler Cos.	28,191	3,269,874
Stifel Financial Corp.	580,616	40,172,821
StoneX Group, Inc.A	45,368	2,881,775
Victory Capital Holdings, Inc., Class A	61,046	1,694,027
Virtus Investment Partners, Inc.	17,949	4,908,334
WisdomTree Investments, Inc.	888,222	6,027,163

		226,395,452

Consumer Finance - 0.79%
Enova International, Inc.A	47,204	1,616,265
Navient Corp.	466,503	7,851,125
Nelnet, Inc., Class A	53,671	3,983,998
PROG Holdings, Inc.	218,882	11,148,914
SLM Corp.	1,302,490	25,606,953

		50,207,255

Diversified Financial Services - 0.07%
Banco Latinoamericano de Comercio Exterior S.A.	943	14,142
Holicity, Inc., Class AA B	200,906	2,123,576
Silver Spike Acquisition Corp., Class AA B	120,725	2,112,688

		4,250,406

Insurance - 4.17%
Ambac Financial Group, Inc.A	32,769	561,988
American Equity Investment Life Holding Co.	565,677	17,524,673
Argo Group International Holdings Ltd.	319,444	16,668,719
Assured Guaranty Ltd.	180,705	9,188,849
Axis Capital Holdings Ltd.	213,229	11,898,178
Brighthouse Financial, Inc.A	218,989	10,246,495
CNO Financial Group, Inc.	1,951,966	49,834,026
Employers Holdings, Inc.	12,399	501,912
Enstar Group Ltd.A	225,338	56,600,399
Genworth Financial, Inc., Class AA	1,219,460	5,269,121
Global Indemnity Group LLC, Class A	367,928	10,581,609
Hanover Insurance Group, Inc.	5,700	788,367
Horace Mann Educators Corp.	272,902	10,943,370
James River Group Holdings Ltd.	7,300	343,903
Kemper Corp.	76,480	5,970,029
Mercury General Corp.	365,400	22,753,458
National Western Life Group, Inc., Class A	7,933	1,819,049
ProAssurance Corp.	147,057	3,676,425
Selective Insurance Group, Inc.	113,815	8,665,874
SiriusPoint Ltd.A	63,501	672,336
State Auto Financial Corp.	23,106	436,002
Stewart Information Services Corp.	76,858	4,507,722
United Fire Group, Inc.	551	16,829
Unum Group	574,798	16,243,791

		265,713,124

Mortgage Real Estate Investment Trusts (REITs) - 0.19%
Apollo Commercial Real Estate Finance, Inc.	14,600	222,066
Arlington Asset Investment Corp., Class AA B	49,100	201,310

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Financials - 26.54% (continued)

Mortgage Real Estate Investment Trusts (REITs) - 0.19% (continued)
Chimera Investment Corp.	9,828	$128,753
Colony Credit Real Estate, Inc.	58,956	512,328
Granite Point Mortgage Trust, Inc.	17,000	225,080
Great Ajax Corp.	27,664	337,777
MFA Financial, Inc.	45,600	200,640
New Residential Investment Corp.	973,309	10,433,872
TPG RE Finance Trust, Inc.	15,400	191,884

		12,453,710

Thrifts & Mortgage Finance - 3.08%
America First Multifamily Investors LP, MLP	26,900	157,903
Axos Financial, Inc.A	337,254	15,227,018
Bridgewater Bancshares, Inc.A	9,000	152,190
Essent Group Ltd.	435,833	22,916,099
Federal Agricultural Mortgage Corp., Class C	5,500	565,730
Flagstar Bancorp, Inc.	133,354	6,206,295
FS Bancorp, Inc.	3,233	220,976
HomeStreet, Inc.	37,375	1,526,395
Luther Burbank Corp.	267,613	2,981,209
Meridian Bancorp, Inc.	12,157	268,791
MGIC Investment Corp.	4,333,034	66,035,438
Mr Cooper Group, Inc.A	211,736	7,300,657
NMI Holdings, Inc., Class AA	583,201	15,069,914
Northfield Bancorp, Inc.	25,926	419,483
Northwest Bancshares, Inc.	300,500	4,219,020
PennyMac Financial Services, Inc.	169,523	10,206,980
Premier Financial Corp.	9,800	309,582
Provident Financial Services, Inc.	210,649	4,964,997
Radian Group, Inc.	649,216	15,996,712
Southern Missouri Bancorp, Inc.	5,978	250,419
Territorial Bancorp, Inc.	7,526	189,279
TrustCo Bank Corp.	70,887	518,538
Walker & Dunlop, Inc.	73,238	8,118,432
Washington Federal, Inc.	263,797	8,586,592
WSFS Financial Corp.	79,145	4,043,518

		196,452,167

Total Financials		1,691,755,710

Health Care - 3.62%

Biotechnology - 0.23%
Alkermes PLCA	255,219	5,616,094
Emergent BioSolutions, Inc.A	140,916	8,593,058
Vanda Pharmaceuticals, Inc.A	18,100	300,460

		14,509,612

Health Care Equipment & Supplies - 0.47%
Integer Holdings Corp.A	139,600	13,105,648
Invacare Corp.	588,214	5,311,573
NuVasive, Inc.A	160,263	11,450,791
Varex Imaging Corp.A	4,727	113,050

		29,981,062

Health Care Providers & Services - 2.27%
Acadia Healthcare Co., Inc.A	176,337	10,742,450
AdaptHealth Corp.A B	152,735	4,438,479
AMN Healthcare Services, Inc.A	306,531	24,307,908

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Health Care - 3.62% (continued)

Health Care Providers & Services - 2.27% (continued)
Apria, Inc.A	242,368	$7,258,922
Encompass Health Corp.	269,495	22,869,346
Hanger, Inc.A	636,805	15,875,549
MEDNAX, Inc.A	14,483	381,421
ModivCare, Inc.A	18,257	2,557,440
Patterson Cos., Inc.	3,857	124,644
R1 RCM, Inc.A	448,873	12,245,255
Select Medical Holdings Corp.A	868,650	32,765,478
Triple-S Management Corp., Class BA	487,700	11,563,367

		145,130,259

Health Care Technology - 0.35%
Evolent Health, Inc., Class AA	547,335	11,855,276
NextGen Healthcare, Inc.A	243,370	4,456,105
Omnicell, Inc.A	39,810	5,773,246

		22,084,627

Pharmaceuticals - 0.30%
Amneal Pharmaceuticals, Inc.A	163,155	899,500
Collegium Pharmaceutical, Inc.A B	166,885	3,721,536
Pacira BioSciences, Inc.A	62,560	3,952,541
Supernus Pharmaceuticals, Inc.A	333,518	10,155,623
Taro Pharmaceutical Industries Ltd.A	8,798	651,228

		19,380,428

Total Health Care		231,085,988

Industrials - 21.61%

Aerospace & Defense - 0.74%
AAR Corp.	14,700	591,528
AeroVironment, Inc.A	99,133	10,941,309
Curtiss-Wright Corp.	72,800	9,311,120
Hexcel Corp.A	80,856	4,561,087
Kaman Corp.	21,730	1,159,296
Moog, Inc., Class A	6,500	562,575
National Presto Industries, Inc.	4,588	472,013
Parsons Corp.A	283,300	12,558,689
Spirit AeroSystems Holdings, Inc., Class A	139,105	6,355,708
Vectrus, Inc.A	11,263	589,618

		47,102,943

Air Freight & Logistics - 0.42%
Air Transport Services Group, Inc.A	768,618	20,230,026
Atlas Air Worldwide Holdings, Inc.A	92,915	6,309,711
Forward Air Corp.	4,200	370,818

		26,910,555

Airlines - 0.52%
JetBlue Airways Corp.A	415,875	8,467,215
SkyWest, Inc.	351,662	17,463,797
Spirit Airlines, Inc.A	210,147	7,527,466

		33,458,478

Building Products - 2.18%
Apogee Enterprises, Inc.	770,220	27,057,829
Armstrong Flooring, Inc.A	486,170	2,523,222
Armstrong World Industries, Inc.	82,312	8,531,639

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Industrials - 21.61% (continued)

Building Products - 2.18% (continued)
Builders FirstSource, Inc.A	324,718	$15,804,025
Caesarstone Ltd.	4,054	57,409
Gibraltar Industries, Inc.A	399,783	36,724,066
Griffon Corp.	186,144	5,050,108
Insteel Industries, Inc.	1,370	52,268
JELD-WEN Holding, Inc.A	2,931	85,645
Masonite International Corp.A	5,612	708,739
Resideo Technologies, Inc.A	293,364	8,803,854
UFP Industries, Inc.	398,126	33,458,509

		138,857,313

Commercial Services & Supplies - 0.67%
ABM Industries, Inc.	9,858	507,404
ACCO Brands Corp.	81,522	699,520
Brink’s Co.	252	20,088
CoreCivic, Inc.	6,970	53,790
Deluxe Corp.	133,195	5,863,092
Ennis, Inc.	23,095	478,759
Harsco Corp.A	1,232,938	22,106,578
Herman Miller, Inc.	192,282	7,980,367
HNI Corp.	1,840	78,350
Interface, Inc.	47,580	610,927
KAR Auction Services, Inc.	1,283	19,204
Kimball International, Inc., Class B	26,900	392,202
Knoll, Inc.	37,784	903,038
Matthews International Corp., Class A	2,599	107,096
Quad/Graphics, Inc.A	514,469	1,852,088
Steelcase, Inc., Class A	43,511	600,452
US Ecology, Inc.A	5,464	231,593

		42,504,548

Construction & Engineering - 3.97%
Comfort Systems USA, Inc.	7,600	625,936
Construction Partners, Inc., Class AA	92,666	2,940,292
Dycom Industries, Inc.A	126,416	11,859,085
EMCOR Group, Inc.	378,232	45,312,193
Fluor Corp.A	2,542,139	58,418,455
Granite Construction, Inc.	247,404	9,426,237
Great Lakes Dredge & Dock Corp.A	293,048	4,600,854
MasTec, Inc.A	115,053	12,006,931
Matrix Service Co.A	456,820	6,034,592
MYR Group, Inc.A	5,250	408,975
Primoris Services Corp.	1,425,642	46,561,468
Sterling Construction Co., Inc.A	14,400	300,240
Tutor Perini Corp.A	192,932	3,106,119
Valmont Industries, Inc.	26,424	6,522,764
WillScot Mobile Mini Holdings Corp.A	1,542,070	45,136,389

		253,260,530

Electrical Equipment - 1.28%
Acuity Brands, Inc.	2,200	408,144
Atkore, Inc.A	3,500	273,980
AZZ, Inc.	12,233	644,031
Encore Wire Corp.	291,604	21,776,987
EnerSys	187,918	17,209,909
GrafTech International Ltd.	1,602,611	20,385,212
nVent Electric PLC	341,942	10,412,134

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Industrials - 21.61% (continued)

Electrical Equipment - 1.28% (continued)
Powell Industries, Inc.	9,300	$327,732
Preformed Line Products Co.	4,997	330,801
Regal Beloit Corp.	63,999	9,243,375
Thermon Group Holdings, Inc.A	36,097	689,453

		81,701,758

Industrial Conglomerates - 0.04%
Raven Industries, Inc.	67,153	2,727,755

Machinery - 7.07%
Allison Transmission Holdings, Inc.	1,119,472	46,424,504
Astec Industries, Inc.	128,291	9,623,598
Barnes Group, Inc.	304	15,201
Blue Bird Corp.A	20,617	555,422
Colfax Corp.A	713,186	32,228,875
Crane Co.	237,101	22,301,720
Energy Recovery, Inc.A	335,380	7,110,056
Enerpac Tool Group Corp.	889,688	23,665,701
EnPro Industries, Inc.	393,765	33,726,262
Federal Signal Corp.	949,599	39,341,887
Flowserve Corp.	8,900	352,796
Gorman-Rupp Co.	56,380	1,946,238
Graham Corp.	12,392	169,894
Greenbrier Cos., Inc.	1,322,520	62,475,845
Hillenbrand, Inc.	447,956	21,990,160
Hyster-Yale Materials Handling, Inc.	69,054	5,583,016
Kennametal, Inc.	918,016	36,867,523
Lindsay Corp.	51,682	8,567,842
Manitowoc Co., Inc.	1,263	28,626
Meritor, Inc.A	560,214	15,143,401
Miller Industries, Inc.	230,183	9,902,473
Mueller Industries, Inc.	10,734	482,677
Mueller Water Products, Inc., Class A	22,820	327,695
Oshkosh Corp.	93,804	11,672,032
REV Group, Inc.	4,866	89,164
Rexnord Corp.	233,531	11,660,203
Shyft Group, Inc.	279,900	9,914,058
Timken Co.	271,820	22,797,543
TriMas Corp.A	5,800	184,672
Trinity Industries, Inc.	254,085	7,022,909
Wabash National Corp.	494,340	8,705,293

		450,877,286

Marine - 0.27%
Costamare, Inc.	8,070	85,850
Kirby Corp.A	261,912	16,683,795
Matson, Inc.	7,580	495,201

		17,264,846

Professional Services - 2.32%
BGSF, Inc.	14,200	198,942
CBIZ, Inc.A	12,400	416,516
FTI Consulting, Inc.A	3,000	416,550
GP Strategies Corp.A	19,858	312,737
Heidrick & Struggles International, Inc.	16,800	710,640
Hudson Global, Inc.A	61,058	1,083,779
Huron Consulting Group, Inc.A	120,472	6,777,755

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Industrials - 21.61% (continued)

Professional Services - 2.32% (continued)
KBR, Inc.	2,229,710	$88,207,328
Kelly Services, Inc., Class AA	24,285	608,339
Kforce, Inc.	4,300	240,972
Korn Ferry	602,441	40,899,719
Resources Connection, Inc.	41,587	586,793
Science Applications International Corp.	70,174	6,274,959
TrueBlue, Inc.A	35,392	1,003,022

		147,738,051

Road & Rail - 0.39%
ArcBest Corp.	92,131	6,703,722
Schneider National, Inc., Class B	8,500	205,955
Universal Logistics Holdings, Inc.	17,291	432,436
Werner Enterprises, Inc.	372,254	17,209,302

		24,551,415

Trading Companies & Distributors - 1.74%
Air Lease Corp.	286,279	13,372,092
Beacon Roofing Supply, Inc.A	231,645	13,048,848
Boise Cascade Co.	194,878	13,002,260
DXP Enterprises, Inc.A	19,700	576,619
GATX Corp.B	34,434	3,364,293
H&E Equipment Services, Inc.	6,000	233,400
Herc Holdings, Inc.	386	40,876
McGrath RentCorp	120,900	9,911,382
MSC Industrial Direct Co., Inc., Class A	88,866	8,012,159
NOW, Inc.A	1,069,826	10,505,691
Rush Enterprises, Inc., Class A	223,160	11,015,178
Titan Machinery, Inc.A	63,507	1,658,168
Triton International Ltd.	265,066	13,298,361
Univar Solutions, Inc.A	511,142	11,935,166
WESCO International, Inc.A	8,378	768,658

		110,743,151

Total Industrials		1,377,698,629

Information Technology - 10.20%

Communications Equipment - 1.36%
ADTRAN, Inc.	523,418	8,945,214
Calix, Inc.A	218,092	9,223,111
Casa Systems, Inc.A	103,617	812,875
Ciena Corp.A	402,624	20,320,433
CommScope Holding Co., Inc.A	337,869	5,557,945
Comtech Telecommunications Corp.	27,000	647,460
Extreme Networks, Inc.A	429,966	4,893,013
Infinera Corp.A B	3,156,475	29,102,700
NETGEAR, Inc.A	193,821	7,212,256
NetScout Systems, Inc.	685	18,193

		86,733,200

Electronic Equipment, Instruments & Components - 3.35%
Arrow Electronics, Inc.A	46,200	5,270,034
Avnet, Inc.	588,155	25,831,768
Belden, Inc.	243,421	10,535,982
Benchmark Electronics, Inc.	69,555	2,088,184
Daktronics, Inc.	2,866	17,749
ePlus, Inc.A	3,700	371,332
FabrinetA	159,429	13,650,311

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Information Technology - 10.20% (continued)

Electronic Equipment, Instruments & Components - 3.35% (continued)
FARO Technologies, Inc.A	334,852	$25,396,850
II-VI, Inc.A B	543,915	36,518,453
Insight Enterprises, Inc.A	8,787	883,263
Jabil, Inc.	87,389	4,580,931
Kimball Electronics, Inc.A	16,547	382,102
Methode Electronics, Inc.	141,366	6,351,760
nLight, Inc.A	144,065	4,226,867
PC Connection, Inc.	9,910	449,418
Plexus Corp.A	2,200	203,368
Rogers Corp.A	152,637	29,892,430
Sanmina Corp.A	363,483	14,845,578
ScanSource, Inc.A	118,693	3,591,135
TTM Technologies, Inc.A	210,245	3,154,298
Vishay Intertechnology, Inc.	676,621	16,624,578
Vishay Precision Group, Inc.A	278,986	8,894,074

		213,760,465

IT Services - 1.25%
Alliance Data Systems Corp.	98,786	11,641,930
BM Technologies, Inc.A	8,037	78,857
Cass Information Systems, Inc.	12,300	564,447
CSG Systems International, Inc.	175,863	8,087,939
Euronet Worldwide, Inc.A	242,700	34,810,461
ExlService Holdings, Inc.A	138,000	12,748,440
MAXIMUS, Inc.	119,396	10,941,450
Sykes Enterprises, Inc.A	12,500	547,875

		79,421,399

Semiconductors & Semiconductor Equipment - 3.19%
Advanced Energy Industries, Inc.	74,575	8,227,390
Brooks Automation, Inc.	453,185	45,921,236
Canadian Solar, Inc.A B	68,499	2,824,899
Cohu, Inc.A	828,268	33,139,003
Diodes, Inc.A	1,089,075	83,651,851
Ichor Holdings Ltd.	1,589	89,653
MaxLinear, Inc.	3,119	114,255
NVE Corp.	4,300	329,079
Onto Innovation, Inc.A	127,936	8,766,175
Photronics, Inc.A	1,260,808	16,012,261
Ultra Clean Holdings, Inc.A	91,002	4,647,472

		203,723,274

Software - 0.77%
A10 Networks, Inc.A	459,914	3,992,054
ChannelAdvisor Corp.A	197,356	4,174,079
Cloudera, Inc.A B	1,245,222	15,801,867
Ebix, Inc.B	12,746	383,782
Progress Software Corp.	194,554	8,494,228
Xperi Holding Corp.	444,412	9,132,667
Zuora, Inc., Class AA	446,817	7,238,435

		49,217,112

Technology Hardware, Storage & Peripherals - 0.28%
Diebold Nixdorf, Inc.A	18,900	283,689
Super Micro Computer, Inc.A	73,506	2,722,654
Xerox Holdings Corp.	607,700	14,669,878

		17,676,221

Total Information Technology		650,531,671

See accompanying notes

19

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Materials - 5.30%

Chemicals - 1.26%
American Vanguard Corp.	28,496	$563,651
Avient Corp.	1,526	77,000
Cabot Corp.	166,984	9,164,082
Chase Corp.	23,685	2,805,251
Chemours Co.	543,147	16,403,039
Ferro Corp.A	196,770	3,279,227
FutureFuel Corp.	8,800	111,760
Hawkins, Inc.	4,400	146,740
HB Fuller Co.	5,513	368,720
Ingevity Corp.A	1,261	98,517
Kraton Corp.A	128,396	4,591,441
Livent Corp.A B	319,608	5,759,336
Minerals Technologies, Inc.	189,252	14,789,128
Orion Engineered Carbons S.A.	567,360	11,267,770
PQ Group Holdings, Inc.	22,800	319,200
Stepan Co.	25,685	3,356,002
Tredegar Corp.	21,300	311,406
Trinseo S.A.	10,900	674,819
Tronox Holdings PLC, Class A	274,778	5,826,248
Westlake Chemical Partners LP, MLP	11,300	303,631
WR Grace & Co.	2,800	192,444

		80,409,412

Construction Materials - 0.16%
Eagle Materials, Inc.	74,259	10,258,138

Containers & Packaging - 0.43%
Graphic Packaging Holding Co.	692,800	12,851,440
Greif, Inc., Class A	102,103	6,178,253
O-I Glass, Inc.A	499,612	8,238,466

		27,268,159

Metals & Mining - 3.24%
Alamos Gold, Inc., Class A	1,932,703	15,461,624
Alcoa Corp.A	385,117	14,110,687
Allegheny Technologies, Inc.A	1,776,008	41,309,946
Arconic Corp.A	717	20,914
Carpenter Technology Corp.	279,084	10,568,911
Coeur Mining, Inc.A	602,061	4,864,653
Commercial Metals Co.	737,446	21,548,893
Compass Minerals International, Inc.	1,927	131,744
Elah Holdings, Inc.A	3,535	351,697
Ferroglobe PLCA	1,834,956	7,523,320
Ferroglobe Representation & Warranty InsuranceA C D	2,123,070	-
Hecla Mining Co.	918,440	5,427,980
Kaiser Aluminum Corp.	5,347	644,153
Materion Corp.	294,259	20,836,480
MP Materials Corp.A B	289,284	8,690,091
New Gold, Inc.A B	1,316,670	2,185,672
Pan American Silver Corp.	91,442	2,909,685
Pretium Resources, Inc.A	202,937	2,128,809
Schnitzer Steel Industries, Inc., Class A	437,330	20,646,349
United States Steel Corp.	543,511	12,506,188
Warrior Met Coal, Inc.	153,121	2,426,968
Worthington Industries, Inc.	146,360	9,551,454
Yamana Gold, Inc.B	563,107	2,584,661

		206,430,879

See accompanying notes

20

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Materials - 5.30% (continued)

Paper & Forest Products - 0.21%
Domtar Corp.	176,294	$6,950,557
Glatfelter Corp.	10,700	157,504
Mercer International, Inc.	34,638	571,181
Schweitzer-Mauduit International, Inc.	121,081	5,529,769

		13,209,011

Total Materials		337,575,599

Real Estate - 4.57%

Equity Real Estate Investment Trusts (REITs) - 4.02%
Agree Realty Corp.	154,815	10,892,783
Alexander’s, Inc.	1,600	443,584
Apple Hospitality REIT, Inc.	305,274	4,841,646
Brandywine Realty Trust	1,161,302	15,712,416
CareTrust REIT, Inc.	879,706	21,271,291
Corporate Office Properties Trust	512,900	14,381,716
DiamondRock Hospitality Co.A	442,370	4,609,495
Equity Commonwealth	205,643	5,922,518
Highwoods Properties, Inc.	78,947	3,536,036
Industrial Logistics Properties Trust	173,036	4,291,293
Kite Realty Group Trust	320,910	6,678,137
Lexington Realty Trust	2,267,910	27,759,218
MGM Growth Properties LLC, Class A	145,446	5,238,965
Pebblebrook Hotel Trust	268,406	6,409,535
Physicians Realty Trust	549,276	10,287,940
Piedmont Office Realty Trust, Inc., Class A	916,374	17,062,884
PotlatchDeltic Corp.	361,032	21,430,860
Rayonier, Inc.	305,124	11,069,899
Retail Opportunity Investments Corp.	364,158	6,409,181
RLJ Lodging Trust	1,208	19,428
Seritage Growth Properties, Class AA	1,134,945	19,521,054
STAG Industrial, Inc.B	137,193	5,008,917
Sunstone Hotel Investors, Inc.	849,979	11,185,724
Terreno Realty Corp.	103,568	6,682,207
Urban Edge Properties	514,738	9,702,811
Weingarten Realty Investors	179,376	5,801,020

		256,170,558

Real Estate Management & Development - 0.55%
Howard Hughes Corp.A	63,252	6,827,421
Newmark Group, Inc., Class A	1,050,105	11,288,629
RE/MAX Holdings, Inc., Class A	4,400	161,612
Realogy Holdings Corp.A B	373,561	6,455,824
RMR Group, Inc., Class A	271,000	10,726,180

		35,459,666

Total Real Estate		291,630,224

Utilities - 2.55%

Electric Utilities - 1.04%
ALLETE, Inc.	45,047	3,169,507
Hawaiian Electric Industries, Inc.	171,600	7,389,096
IDACORP, Inc.	27,306	2,798,319
Otter Tail Corp.	14,500	684,835
PNM Resources, Inc.	13,901	686,153
Portland General Electric Co.	1,011,498	51,444,788

		66,172,698

See accompanying notes

21

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.64% (continued)

Utilities - 2.55% (continued)

Gas Utilities - 0.58%
Chesapeake Utilities Corp.	61,103	$7,241,928
National Fuel Gas Co.	123,871	6,151,434
South Jersey Industries, Inc.B	29,788	737,317
Southwest Gas Holdings, Inc.	307,484	21,437,784
Spire, Inc.	9,299	700,587
Star Group LP	20,619	218,355
Suburban Propane Partners LP, MLP	43,771	665,319

		37,152,724

Multi-Utilities - 0.93%
Avista Corp.	893,940	41,139,119
NorthWestern Corp.	268,355	18,256,191

		59,395,310

Total Utilities		162,720,732

Total Common Stocks (Cost $4,256,386,046)		6,225,354,532

SHORT-TERM INVESTMENTS - 2.41% (Cost $153,431,588)

Investment Companies - 2.41%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	153,431,588	153,431,588

SECURITIES LENDING COLLATERAL - 0.27% (Cost $16,934,963)

Investment Companies - 0.27%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	16,934,963	16,934,963

TOTAL INVESTMENTS - 100.32% (Cost $4,426,752,597)		6,395,721,083
LIABILITIES, NET OF OTHER ASSETS - (0.32%)		(20,180,488)

TOTAL NET ASSETS - 100.00%		$6,375,540,595

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2021 (Note 9).

C Value was determined using significant unobservable inputs.

D Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on April 30, 2021:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	1,290	June 2021	$148,439,652	$145,866,750	$(2,572,902)

			$148,439,652	$145,866,750	$(2,572,902)

See accompanying notes

22

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2021, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,225,354,532	$-	$0	(1)	$6,225,354,532
Short-Term Investments	153,431,588	-	-		153,431,588
Securities Lending Collateral	16,934,963	-	-		16,934,963

Total Investments in Securities - Assets	$6,395,721,083	$-	$-		$6,395,721,083

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,572,902)	$-	$-		$(2,572,902)

Total Financial Derivative Instruments - Liabilities	$(2,572,902)	$-	$-		$(2,572,902)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

23

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$6,225,354,532
Investments in affiliated securities, at fair value‡	170,366,551
Cash collateral held at broker for futures contracts	9,708,000
Dividends and interest receivable	1,637,700
Deposits with broker for futures contracts	499,725
Receivable for investments sold	4,215,233
Receivable for fund shares sold	32,083,250
Prepaid expenses	124,292

Total assets	6,443,989,283

Liabilities:
Payable for investments purchased	20,254,596
Payable for fund shares redeemed	24,003,953
Management and sub-advisory fees payable (Note 2)	3,932,196
Service fees payable (Note 2)	146,665
Transfer agent fees payable (Note 2)	97,451
Payable upon return of securities loaned (Note 9)§	16,934,963
Custody and fund accounting fees payable	191,273
Professional fees payable	179,009
Trustee fees payable (Note 2)	38,876
Payable for variation margin from open futures contracts (Note 5)	2,570,464
Other liabilities	99,242

Total liabilities	68,448,688

Net assets	$6,375,540,595

Analysis of net assets:
Paid-in-capital	$4,262,074,669
Total distributable earnings (deficits)A	2,113,465,926

Net assets	$6,375,540,595

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	124,090,189

Y Class	8,814,276

Investor Class	14,621,506

Advisor Class	1,957,026

A Class	2,344,155

C Class	433,183

R6 Class	56,358,243

Net assets:
R5 Class	$3,812,588,727

Y Class	$266,451,694

Investor Class	$429,660,284

Advisor Class	$56,690,428

A Class	$67,390,522

C Class	$11,806,804

R6 Class	$1,730,952,136

Net asset value, offering and redemption price per share:
R5 Class	$30.72

Y Class	$30.23

Investor Class	$29.39

Advisor Class	$28.97

A Class	$28.75

A Class (offering price)	$30.50

C Class	$27.26

R6 Class	$30.71

† Cost of investments in unaffiliated securities	$4,256,386,046
‡ Cost of investments in affiliated securities	$170,366,551
§ Fair value of securities on loan	$103,626,619

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

24

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2021 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$43,931,261
Dividend income from affiliated securities (Note 2)	5,972
Income derived from securities lending (Note 9)	909,177

Total investment income	44,846,410

Expenses:
Management and sub-advisory fees (Note 2)	21,691,584
Transfer agent fees:
R5 Class (Note 2)	538,725
Y Class (Note 2)	122,980
Investor Class	9,604
Advisor Class	2,586
A Class	4,327
C Class	1,765
R6 Class	22,079
Custody and fund accounting fees	245,543
Professional fees	171,661
Registration fees and expenses	78,157
Service fees (Note 2):
Investor Class	692,347
Advisor Class	66,200
A Class	59,794
C Class	7,604
Distribution fees (Note 2):
Advisor Class	66,257
A Class	74,401
C Class	53,241
Prospectus and shareholder report expenses	182,727
Trustee fees (Note 2)	191,731
Loan expense (Note 10)	14,428
Other expenses	227,722

Total expenses	24,525,463

Net investment income	20,320,947

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	541,905,727
Commission recapture (Note 1)	4,988
Foreign currency transactions	93
Futures contracts	48,247,270
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	1,871,075,933
Foreign currency transactions	(14)
Futures contracts	(1,813,880)

Net gain from investments	2,459,420,117

Net increase in net assets resulting from operations	$2,479,741,064

† Foreign taxes	$107,161

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

25

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$20,320,947	$51,286,061
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions and futures contracts	590,158,078	(349,000,273)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions and futures contracts	1,869,262,039	(450,826,828)

Net increase (decrease) in net assets resulting from operations	2,479,741,064	(748,541,040)

Distributions to shareholders:
Total retained earnings:
R5 Class	(30,252,473)	(77,630,333)
Y Class	(1,814,421)	(4,669,476)
Investor Class	(2,372,133)	(7,055,350)
Advisor Class	(272,130)	(889,167)
A Class	(318,938)	(920,254)
C Class	-	(127,221)
R6 Class	(13,695,714)	(25,997,687)

Net distributions to shareholders	(48,725,809)	(117,289,488)

Capital share transactions (Note 11):
Proceeds from sales of shares	918,126,600	1,304,585,937
Reinvestment of dividends and distributions	46,257,815	112,103,096
Cost of shares redeemed	(1,577,625,974)	(2,191,361,762)

Net (decrease) in net assets from capital share transactions	(613,241,559)	(774,672,729)

Net increase (decrease) in net assets	1,817,773,696	(1,640,503,257)

Net assets:
Beginning of period	4,557,766,899	6,198,270,156

End of period	$6,375,540,595	$4,557,766,899

See accompanying notes

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2021, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hillcrest Asset Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Mellon Investments Corporation (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$10,312,749
Sub-Advisor Fees	0.39%	11,378,835

Total	0.74%	$21,691,584

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers,

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2021, the Manager received securities lending fees of $80,731 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

For all other share classes, the Fund have utilized a “defensive” Distribution Plan (the “Plan”) pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the use of management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$598,901

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

As of April 30, 2021, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$61,920

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $194,825 for the period ended April 30, 2021.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund listed below held the following shares with an April 30, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2021 Fair Value
U.S. Government Money Market Select Fund	Direct	Small Cap Value	$153,431,588	$-	$-	$5,972	$153,431,588
U.S. Government Money Market Select Fund	Securities Lending	Small Cap Value	16,934,963	-	-	-	16,934,963

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2021, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$74,242	$13,705	$87,947

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

the period ended April 30, 2021, the Fund participated as a lender and loaned $14,817,038 for 7 days at an interest rate of 0.82% with interest charges earned of $2,333. During the period ended April 30, 2021, the Fund borrowed $2,891,743 for 1 day at an interest rate of 0.84% with interest charges earned of $67. These amounts are included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2021 there were no waived fees, expenses reimbursed, or recouped expenses.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2021, RID collected $674 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2021, there were no CDSC fees collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended April 30, 2021, CDSC fees of $47 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2021, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2021
Small Cap Value	1,597

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$2,572,902	$2,572,902

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$48,247,270	$48,247,270

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(1,813,880)	$(1,813,880)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default.

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2021.

Offsetting of Financial and Derivative Assets as of April 30, 2021:
	Assets	Liabilities
Futures Contracts(1)	$-	$(2,572,902)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(2,572,902)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$2,572,902

	Remaining Contractual Maturity of the Agreements As of April 30, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$16,934,963	$-	$-	$-	$16,934,963

Total Borrowings	$16,934,963	$-	$-	$-	$16,934,963

Gross amount of recognized liabilities for securities lending transactions					$16,934,963

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. Markets generally have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of COVID-19 and by price competition among key oil producing companies. Public health crises caused by the COVID-19 outbreak may

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty and further developments could result in additional disruptions and uncertainty. These impacts have caused significant volatility in global financial markets, which have caused and may continue to cause losses for investors. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession.

The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. The U.S. government has reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020, commonly referred to as “Brexit,” and trade agreement negotiations during the transition period, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$4,550,292,467	$1,979,858,734	$(134,430,118)	$1,845,428,616

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Small Cap Value	$118,678,194	$198,805,194

42

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,590,252,326	$2,176,234,348

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2021 were as follows:

Fund	Type of Transaction	October 31, 2020 Shares/Fair Value	Purchases	Sales	April 30, 2021 Shares/Fair Value
Small Cap Value	Direct	$110,411,904	$1,211,649,530	$1,168,629,846	$153,431,588
Small Cap Value	Securities Lending	25,629,116	161,000,377	169,694,530	16,934,963

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience

43

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$103,626,619	$16,934,963	$92,650,289	$109,585,252

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2021, the Fund did not utilize this facility.

44

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	15,922,543	$446,050,523	39,439,761	$716,366,582
Reinvestment of dividends	1,148,888	28,354,544	3,024,304	73,672,049
Shares redeemed	(34,695,327)	(927,532,385)	(76,877,109)	(1,510,018,985)

Net (decrease) in shares outstanding	(17,623,896)	$(453,127,318)	(34,413,044)	$(719,980,354)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,805,044	$47,213,049	3,989,719	$73,667,583
Reinvestment of dividends	70,195	1,705,030	183,614	4,403,056
Shares redeemed	(1,844,277)	(48,952,336)	(6,576,100)	(127,119,945)

Net increase (decrease) in shares outstanding	30,962	$(34,257)	(2,402,767)	$(49,049,306)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,462,912	$64,991,366	3,792,630	$69,752,665
Reinvestment of dividends	95,069	2,246,481	289,400	6,757,492
Shares redeemed	(3,967,176)	(101,266,311)	(7,246,353)	(133,927,076)

Net (decrease) in shares outstanding	(1,409,195)	$(34,028,464)	(3,164,323)	$(57,416,919)

	Advisor Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	444,723	$11,529,996	657,797	$11,111,813
Reinvestment of dividends	11,670	272,037	38,598	888,909
Shares redeemed	(810,379)	(20,515,613)	(1,213,292)	(23,166,720)

Net (decrease) in shares outstanding	(353,986)	$(8,713,580)	(516,897)	$(11,165,998)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	392,534	$10,229,624	848,676	$15,605,209
Reinvestment of dividends	13,698	316,837	40,097	916,617
Shares redeemed	(556,679)	(14,001,583)	(1,316,735)	(24,718,335)

Net (decrease) in shares outstanding	(150,447)	$(3,455,122)	(427,962)	$(8,196,509)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	40,422	$1,011,680	95,220	$1,611,629
Reinvestment of dividends	-	-	5,705	124,090
Shares redeemed	(68,504)	(1,692,612)	(254,971)	(4,363,916)

Net (decrease) in shares outstanding	(28,082)	$(680,932)	(154,046)	$(2,628,197)

45

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2021 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	12,239,522	$337,100,362	21,325,959	$416,470,456
Reinvestment of dividends	541,665	13,362,886	1,040,693	25,340,883
Shares redeemed	(16,549,272)	(463,665,134)	(18,819,838)	(368,046,785)

Net increase (decrease) in shares outstanding	(3,768,085)	$(113,201,886)	3,546,814	$73,764,554

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018	2017	2016B

	(unaudited)
Net asset value, beginning of period	$19.76		$23.13	$26.14	$29.51	$24.36	$24.69

Income (loss) from investment operations:
Net investment income	0.13		0.26	0.26	0.21	0.17	0.23
Net gains (losses) on investments (both realized and unrealized)	11.05		(3.18)	(0.25)	(0.94)	5.83	0.79

Total income (loss) from investment operations	11.18		(2.92)	0.01	(0.73)	6.00	1.02

Less distributions:
Dividends from net investment income	(0.22)		(0.29)	(0.18)	(0.15)	(0.23)	(0.20)
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	(0.62)	(1.15)

Total distributions	(0.22)		(0.45)	(3.02)	(2.64)	(0.85)	(1.35)

Net asset value, end of period	$30.72		$19.76	$23.13	$26.14	$29.51	$24.36

Total returnC	56.86	%D	(13.00)%	2.01%	(2.96)%	24.80%	4.58%

Ratios and supplemental data:
Net assets, end of period	$3,812,588,727		$2,799,722,660	$4,073,332,655	$4,604,864,422	$5,527,380,111	$4,717,291,753
Ratios to average net assets:
Expenses, before reimbursements	0.81	%E	0.82%	0.83%	0.80%	0.82%	0.83%
Expenses, net of reimbursements	0.81	%E	0.82%	0.83%	0.80%	0.82%	0.83%
Net investment income, before expense reimbursements	0.73	%E	1.04%	1.07%	0.66%	0.58%	1.01%
Net investment income, net of reimbursements	0.73	%E	1.04%	1.07%	0.66%	0.58%	1.01%
Portfolio turnover rate	29	%D	61%	48%	69%	48%	53%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018	2017	2016A

	(unaudited)
Net asset value, beginning of period	$19.44		$22.76	$25.77	$29.13	$24.06	$24.41

Income (loss) from investment operations:
Net investment income	0.08		0.22	0.26	0.17	0.12	0.23
Net gains (losses) on investments (both realized and unrealized)	10.91		(3.11)	(0.27)	(0.90)	5.78	0.76

Total income (loss) from investment operations	10.99		(2.89)	(0.01)	(0.73)	5.90	0.99

Less distributions:
Dividends from net investment income	(0.20)		(0.27)	(0.16)	(0.14)	(0.21)	(0.19)
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	(0.62)	(1.15)

Total distributions	(0.20)		(0.43)	(3.00)	(2.63)	(0.83)	(1.34)

Net asset value, end of period	$30.23		$19.44	$22.76	$25.77	$29.13	$24.06

Total returnB	56.81	%C	(13.06)%	1.93%	(3.03)%	24.70%	4.49%

Ratios and supplemental data:
Net assets, end of period	$266,451,694		$170,726,299	$254,599,477	$342,125,601	$379,409,116	$296,082,333
Ratios to average net assets:
Expenses, before reimbursements	0.89	%D	0.89%	0.90%	0.87%	0.90%	0.90%
Expenses, net of reimbursements	0.89	%D	0.89%	0.90%	0.87%	0.90%	0.90%
Net investment income, before expense reimbursements	0.64	%D	0.96%	1.00%	0.59%	0.50%	0.94%
Net investment income, net of reimbursements	0.64	%D	0.96%	1.00%	0.59%	0.50%	0.94%
Portfolio turnover rate	29	%C	61%	48%	69%	48%	53%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018	2017	2016A

	(unaudited)
Net asset value, beginning of period	$18.88		$22.12	$25.12	$28.46	$23.52	$23.86

Income (loss) from investment operations:
Net investment income	0.09		0.21	0.22	0.11	0.11	0.19
Net gains (losses) on investments (both realized and unrealized)	10.57		(3.08)	(0.29)	(0.89)	5.60	0.73

Total income (loss) from investment operations	10.66		(2.87)	(0.07)	(0.78)	5.71	0.92

Less distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.09)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	(0.62)	(1.15)

Total distributions	(0.15)		(0.37)	(2.93)	(2.56)	(0.77)	(1.26)

Net asset value, end of period	$29.39		$18.88	$22.12	$25.12	$28.46	$23.52

Total returnB	56.66	%C	(13.30)%	1.67%	(3.28)%	24.43%	4.27%

Ratios and supplemental data:
Net assets, end of period	$429,660,284		$302,626,954	$424,569,237	$538,602,473	$660,241,571	$617,552,712
Ratios to average net assets:
Expenses, before reimbursements	1.15	%D	1.15%	1.14%	1.13%	1.12%	1.14%
Expenses, net of reimbursements	1.15	%D	1.15%	1.14%	1.13%	1.12%	1.14%
Net investment income, before expense reimbursements	0.39	%D	0.70%	0.76%	0.33%	0.27%	0.70%
Net investment income, net of reimbursements	0.39	%D	0.70%	0.76%	0.33%	0.27%	0.70%
Portfolio turnover rate	29	%C	61%	48%	69%	48%	53%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

49

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018	2017	2016B

	(unaudited)
Net asset value, beginning of period	$18.60		$21.79	$24.77	$28.09	$23.22	$23.60

Income (loss) from investment operations:
Net investment income	0.05		0.15	0.14	0.06	0.03	0.12
Net gains (losses) on investments (both realized and unrealized)	10.44		(3.01)	(0.25)	(0.88)	5.57	0.73

Total income (loss) from investment operations	10.49		(2.86)	(0.11)	(0.82)	5.60	0.85

Less distributions:
Dividends from net investment income	(0.12)		(0.17)	(0.03)	(0.01)	(0.11)	(0.08)
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	(0.62)	(1.15)

Total distributions	(0.12)		(0.33)	(2.87)	(2.50)	(0.73)	(1.23)

Net asset value, end of period	$28.97		$18.60	$21.79	$24.77	$28.09	$23.22

Total returnC	56.56	%D	(13.40)%	1.48%	(3.44)%	24.26%	4.01%

Ratios and supplemental data:
Net assets, end of period	$56,690,428		$42,987,242	$61,618,406	$77,578,775	$98,718,359	$110,205,158
Ratios to average net assets:
Expenses, before reimbursements	1.29	%E	1.25%	1.34%	1.28%	1.30%	1.31%
Expenses, net of reimbursements	1.29	%E	1.25%	1.34%	1.28%	1.30%	1.31%
Net investment income, before expense reimbursements	0.26	%E	0.60%	0.56%	0.18%	0.11%	0.53%
Net investment income, net of reimbursements	0.26	%E	0.60%	0.56%	0.18%	0.11%	0.53%
Portfolio turnover rate	29	%D	61%	48%	69%	48%	53%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019	2018	2017	2016A

	(unaudited)
Net asset value, beginning of period	$18.47		$21.64	$24.65	$27.99	$23.14	$23.54

Income (loss) from investment operations:
Net investment income	0.04		0.12	0.14	0.07	0.07	0.15
Net gains (losses) on investments (both realized and unrealized)	10.37		(2.95)	(0.24)	(0.86)	5.53	0.73

Total income (loss) from investment operations	10.41		(2.83)	(0.10)	(0.79)	5.60	0.88

Less distributions:
Dividends from net investment income	(0.13)		(0.18)	(0.07)	(0.06)	(0.13)	(0.13)
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	(0.62)	(1.15)

Total distributions	(0.13)		(0.34)	(2.91)	(2.55)	(0.75)	(1.28)

Net asset value, end of period	$28.75		$18.47	$21.64	$24.65	$27.99	$23.14

Total returnB	56.55	%C	(13.38)%	1.56%	(3.37)%	24.36%	4.17%

Ratios and supplemental data:
Net assets, end of period	$67,390,522		$46,067,043	$63,246,155	$66,380,615	$63,481,305	$63,277,387
Ratios to average net assets:
Expenses, before reimbursements	1.25	%D	1.26%	1.26%	1.20%	1.20%	1.21%
Expenses, net of reimbursements	1.25	%D	1.26%	1.26%	1.20%	1.20%	1.21%
Net investment income, before expense reimbursements	0.29	%D	0.59%	0.64%	0.25%	0.20%	0.64%
Net investment income, net of reimbursements	0.29	%D	0.59%	0.64%	0.25%	0.20%	0.64%
Portfolio turnover rate	29	%C	61%	48%	69%	48%	53%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

51

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2021		Year Ended October 31,

			2020	2019		2018	2017	2016A

	(unaudited)
Net asset value, beginning of period	$17.47		$20.51	$23.60		$26.98	$22.39	$22.84

Income (loss) from investment operations:
Net investment (loss)	(0.09)		(0.17)	(0.01	)B	(0.08)	(0.14)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	9.88		(2.66)	(0.24)		(0.81)	5.35	0.72

Total income (loss) from investment operations	9.79		(2.83)	(0.25)		(0.89)	5.21	0.70

Less distributions:
Dividends from net investment income	-		(0.05)	-		-	-	-
Distributions from net realized gains	-		(0.16)	(2.84)		(2.49)	(0.62)	(1.15)

Total distributions	–		(0.21)	(2.84)		(2.49)	(0.62)	(1.15)

Net asset value, end of period	$27.26		$17.47	$20.51		$23.60	$26.98	$22.39

Total returnC	56.04	%D	(14.00)%	0.85%		(3.89)%	23.39%	3.42%

Ratios and supplemental data:
Net assets, end of period	$11,806,804		$8,057,935	$12,619,613		$13,480,297	$15,335,554	$11,938,196
Ratios to average net assets:
Expenses, before reimbursements	1.96	%E	1.96%	1.95%		1.86%	1.96%	1.96%
Expenses, net of reimbursements	1.96	%E	1.96%	1.95	%F	1.76%	1.96%	1.96%
Net investment (loss), before expense reimbursements	(0.43	)%E	(0.10)%	(0.06)%		(0.41)%	(0.58)%	(0.12)%
Net investment (loss), net of reimbursements	(0.43	)%E	(0.10)%	(0.06)%		(0.31)%	(0.58)%	(0.12)%
Portfolio turnover rate	29	%D	61%	48%		69%	48%	53%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Partners, LLC.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	This ratio does not include a voluntary reimbursement of service fees as included in the prior year.

See accompanying notes

52

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2021		Year Ended October 31,			February 28, 2017A to October 31, 2017

			2020	2019	2018

	(unaudited)
Net asset value, beginning of period	$19.75		$23.12	$26.14	$29.51	$28.03

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.26	0.22	(0.00	)B
Net gains (losses) on investments (both realized and unrealized)	11.10		(3.14)	(0.25)	(0.94)	1.48

Total income (loss) from investment operations	11.19		(2.92)	0.01	(0.72)	1.48

Less distributions:
Dividends from net investment income	(0.23)		(0.29)	(0.19)	(0.16)	-
Distributions from net realized gains	-		(0.16)	(2.84)	(2.49)	-

Total distributions	(0.23)		(0.45)	(3.03)	(2.65)	-

Net asset value, end of period	$30.71		$19.75	$23.12	$26.14	$29.51

Total returnC	56.92	%D	(12.98)%	2.01%	(2.93)%	5.28	%D

Ratios and supplemental data:
Net assets, end of period	$1,730,952,136		$1,187,578,766	$1,308,284,613	$902,241,051	$295,802,679
Ratios to average net assets:
Expenses, before reimbursements	0.78	%E	0.79%	0.80%	0.77%	0.80	%E
Expenses, net of reimbursements	0.78	%E	0.79%	0.80%	0.77%	0.80	%E
Net investment income (loss), before expense reimbursements	0.75	%E	1.06%	1.08%	0.66%	(0.04	)%E
Net investment income (loss), net of reimbursements	0.75	%E	1.06%	1.08%	0.66%	(0.04	)%E
Portfolio turnover rate	29	%D	61%	48%	69%	48	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

53

Disclosure Regarding Approval of Management and Investment Advisory Agreements (Unaudited)

Approval of Investment Advisory Agreement

At its June 3-4, 2020 meetings, the Board of Trustees (the “Board”) of American Beacon Funds (the “Trust”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Brandywine Global Investment Management, LLC (“Brandywine”), and the Trust, on behalf of the American Beacon Small Cap Value Fund (the “Fund”) (“New Agreement”). The Board was advised that Brandywine was expected to undergo a change of control in the third quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, Brandywine and the Trust, on behalf of the Fund (“Existing Agreement”).

Prior to the June 3-4, 2020 meetings, information was provided to the Board by Brandywine and the Manager regarding the change of control and the New Agreement. In addition, information was provided to the Board by Brandywine and the Manager prior to the Board’s May 14, 2020 and June 3-4, 2020 meetings in connection with the Board’s annual renewal of the Existing Agreement. In connection with its evaluation of the New Agreement, the Board considered, among other matters, that (1) the New Agreement would contain the same terms and conditions as the Existing Agreements, (2) the services to be provided by Brandywine to the Fund and the fee rates to be paid by the Fund to Brandywine would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Funds would remain the same after the change of control. In addition, the Board considered certain information provided by Brandywine and the Manager in connection with the renewal of the Existing Agreement, in determining whether to approve the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Brandywine, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Fund and approved the New Agreement.

Approval of Change in Control of Investment Advisory Agreement

At its November 10-11, 2020 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), and American Beacon Funds (“Trust”), on behalf of the American Beacon Small Cap Value Fund (the “Fund”) (“New Agreement”). The Board was advised that Barrow was expected to undergo a change of control later in the fourth quarter of 2020, and that the change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, Barrow and the Trust, on behalf of the Fund (“Existing Agreement”).

Prior to the November 10-11, 2020 meetings, information was provided to the Board by Barrow and the Manager regarding the change of control and the New Agreement. In connection with its evaluation of the New Agreement, the Board considered, among other matters, that (1) the New Agreement would contain the same substantive terms and conditions as the Existing Agreement, (2) the services to be provided by Barrow to the Fund and the fee rates to be paid by the Fund to Barrow would remain unchanged, and (3) the individuals who currently provide portfolio management services to the Fund would remain the same after the change of control. In addition, the Board considered certain information provided by Barrow and the Manager in connection with the renewal of the Existing Agreement, in determining whether to approve the New Agreement.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Barrow, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of the Fund and approved the New Agreement.

54

     Disclosure Regarding Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

55

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/21

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Sonia L. Bates

Gene L. Needles, Jr.	Sonia L. Bates
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: July 7, 2021	Date: July 7, 2021